UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

MML Large Cap Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.1%
COMMON STOCK — 96.1%
Advertising — 0.2%
WPP Group PLC Sponsored ADR (United Kingdom)	8,500	$573,750

Agriculture — 3.3%
Altria Group, Inc.	128,500	8,934,605

Banks — 8.6%
The Bank of New York Mellon Corp.	70,500	3,111,870
Commerce Bancorp, Inc. (a)	39,600	1,535,688
HSBC Holdings PLC GBP	338,252	6,205,503
State Street Corp.	7,200	490,752
Wachovia Corp.	104,379	5,234,607
Wells Fargo & Co.	177,500	6,322,550
		22,900,970

Beverages — 2.1%
Diageo PLC Sponsored ADR (United Kingdom)	39,500	3,465,335
Heineken Holding NV Cl. A EUR	38,550	2,196,100
		5,661,435

Building Materials — 0.9%
Martin Marietta Materials, Inc. (a)	17,700	2,363,835

Coal — 0.9%
China Coal Energy Co. HKD (b)	806,700	2,388,863

Commercial Services — 3.3%
Block (H&R), Inc. (a)	106,200	2,249,316
Cosco Pacific Ltd. HKD	270,600	854,993
Iron Mountain, Inc. (b)	113,499	3,459,450
Moody’s Corp.	46,500	2,343,600
		8,907,359

Computers — 1.8%
Dell, Inc. (b)	108,000	2,980,800
Hewlett-Packard Co.	37,100	1,847,209
		4,828,009

Cosmetics & Personal Care — 1.5%
Avon Products, Inc.	28,700	1,077,111
The Procter & Gamble Co.	40,700	2,862,838
		3,939,949

Diversified Financial — 11.9%
American Express Co.	204,400	12,135,228
Ameriprise Financial, Inc.	53,180	3,356,189
Citigroup, Inc.	99,500	4,643,665
Discover Financial Services (b)	10,400	216,320
E*TRADE Financial Corp. (b)	14,800	193,288
JP Morgan Chase & Co.	215,916	9,893,271
Morgan Stanley	21,100	1,329,300
		31,767,261

1

Electronics — 1.6%
Agilent Technologies, Inc. (b)	35,400	$1,305,552
Tyco Electronics Ltd. (b)	84,160	2,981,789
		4,287,341

Foods — 0.5%
The Hershey Co. (a)	27,900	1,294,839

Health Care - Products — 1.3%
Covidien Ltd. (b)	81,860	3,397,190

Health Care - Services — 0.9%
UnitedHealth Group, Inc.	48,000	2,324,640

Holding Company - Diversified — 0.9%
China Merchants Holdings International Co. Ltd. HKD	399,882	2,475,302

Housewares — 0.2%
Hunter Douglas NV EUR	5,303	473,645

Insurance — 14.8%
Ambac Financial Group, Inc. (a)	19,000	1,195,290
American International Group, Inc.	159,050	10,759,733
Aon Corp.	41,400	1,855,134
Berkshire Hathaway, Inc. Cl. A (b)	73	8,651,230
Chubb Corp.	12,000	643,680
Loews Corp.	125,800	6,082,430
Markel Corp. (a) (b)	400	193,600
Millea Holdings, Inc. JPY	53,200	2,125,671
Nipponkoa Insurance Co., Ltd. JPY	23,600	203,894
Principal Financial Group, Inc.	13,700	864,333
Progressive Corp.	217,300	4,217,793
Sun Life Financial, Inc. (a)	8,140	426,943
Transatlantic Holdings, Inc.	34,313	2,413,233
		39,632,964

Internet — 1.6%
Amazon.com, Inc. (b)	21,200	1,974,780
Expedia, Inc. (b)	14,950	476,606
Google, Inc. Cl. A (b)	2,120	1,202,612
Liberty Media Holding Corp. Interactive Cl. A (b)	35,600	683,876
		4,337,874

Leisure Time — 1.2%
Harley-Davidson, Inc. (a)	67,100	3,100,691

Manufacturing — 1.4%
Tyco International Ltd.	84,460	3,744,956

Media — 5.5%
Comcast Corp. Special, Cl. A (b)	297,150	7,119,714
Gannett Co., Inc.	9,800	428,260
Lagardere S.C.A. SA EUR	24,700	2,089,056

2

Liberty Media Holding Corp. Capital Cl. A (b)	6,340	$791,422
News Corp., Inc. Cl. A	196,550	4,322,135
		14,750,587

Mining — 1.2%
BHP Billiton PLC GBP	23,200	817,194
Rio Tinto PLC GBP	8,300	705,808
Vulcan Materials Co. (a)	18,600	1,658,190
		3,181,192

Oil & Gas — 13.6%
Canadian Natural Resources Ltd.	18,500	1,401,375
ConocoPhillips	155,460	13,644,724
Devon Energy Corp.	79,000	6,572,800
EOG Resources, Inc.	67,700	4,896,741
Occidental Petroleum Corp.	108,200	6,933,456
Transocean, Inc. (b)	25,100	2,837,555
		36,286,651

Packaging & Containers — 1.6%
Sealed Air Corp.	166,900	4,265,964

Pharmaceuticals — 1.3%
Cardinal Health, Inc.	33,600	2,101,008
Express Scripts, Inc. (b)	23,800	1,328,516
		3,429,524

Real Estate — 0.1%
Hang Lung Development Co. HKD	67,000	381,009

Retail — 8.3%
Bed Bath & Beyond, Inc. (b)	42,500	1,450,100
Carmax, Inc. (a) (b)	48,900	994,137
Costco Wholesale Corp.	173,300	10,635,421
CVS Caremark Corp.	91,598	3,630,029
Lowe’s Companies, Inc.	38,700	1,084,374
Sears Holdings Corp. (a) (b)	3,400	432,480
Wal-Mart Stores, Inc.	90,100	3,932,865
		22,159,406

Semiconductors — 0.3%
Texas Instruments, Inc.	26,000	951,340

Software — 2.4%
Dun & Bradstreet Corp.	11,450	1,129,085
Microsoft Corp.	184,300	5,429,478
		6,558,563

Telecommunications — 1.9%
SK Telecom Co. Ltd. ADR (South Korea) (a)	47,300	1,404,810
Sprint Nextel Corp.	142,600	2,709,400
Virgin Media, Inc. (a)	44,597	1,082,369
		5,196,579

3

Transportation — 1.0%
Asciano Group AUD (b)	25,600	$201,395
Kuehne & Nagel International AG CHF	10,100	988,986
Toll Holdings, Ltd. AUD	35,500	408,427
United Parcel Service, Inc. Cl. B	15,400	1,156,540
		2,755,348

TOTAL EQUITIES (Cost $201,688,620)		257,251,641

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.8%
Cash Equivalents — 5.8% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$283,418	$283,418
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	141,709	141,709
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	113,367	113,367
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	340,101	340,101
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	85,025	85,025
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	141,709	141,709
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	141,709	141,709
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	566,835	566,835
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	141,709	141,709
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	141,709	141,709
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	226,734	226,734
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	765,227	765,227
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	170,051	170,051
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,615,480	1,615,480
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	566,835	566,835
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	170,051	170,051
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	113,367	113,367
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	170,051	170,051
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	141,227	141,227
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,417,084	1,417,084

4

Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	$425,126	$425,126
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	28,342	28,342
Freddie Mac Discount Note
4.515%	10/24/2007	28,246	28,246
Freddie Mac Discount Note
4.527%	11/13/2007	110,337	110,337
Freddie Mac Discount Note
4.557%	10/26/2007	141,191	141,191
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	283,418	283,418
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	1,983,920	1,983,920
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	566,835	566,835
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	170,051	170,051
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	141,709	141,709
Reserve Primary Money Market Fund (c)
		283,418	283,418
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	283,418	283,418
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	141,709	141,709
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	141,709	141,709
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	113,367	113,367
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	226,734	226,734
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	566,835	566,835
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	689,803	689,803
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	283,418	283,418
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	283,418	283,418
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	283,418	283,418
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	141,709	141,709
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	283,418	283,418
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	283,418	283,418
Wells Fargo Bank
5.450%	10/12/2007	141,709	141,709
			15,480,074

5

Repurchase Agreements — 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)	$10,686,609	$10,686,609

TOTAL SHORT-TERM INVESTMENTS (Cost $26,166,683)		26,166,683

TOTAL INVESTMENTS — 105.9% (Cost $227,855,303) (f)		$283,418,324

Other Assets/(Liabilities) — (5.9%)		(15,826,407)

NET ASSETS — 100.0%		$267,591,917

Notes to Portfolio of Investments

ADR - American Depository Receipt

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $10,689,281. Collateralized by a U.S. Government Agency obligation with a rate of 5.481%, maturity date of 12/25/2035, and an aggregate market value, including accrued interest, of $10,902,689.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Equity Index Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Advertising — 0.2%
Interpublic Group of Companies, Inc. (a)	14,019	$145,517
Omnicom Group, Inc.	10,412	500,713
		646,230

Aerospace & Defense — 2.4%
Boeing Co.	24,511	2,573,410
General Dynamics Corp.	12,614	1,065,505
Goodrich Corp.	4,039	275,581
L-3 Communications Holdings, Inc. (b)	3,900	398,346
Lockheed Martin Corp.	10,940	1,186,881
Northrop Grumman Corp.	10,890	849,420
Raytheon Co.	13,688	873,568
Rockwell Collins, Inc.	5,268	384,775
United Technologies Corp.	31,022	2,496,651
		10,104,137

Agriculture — 1.4%
Altria Group, Inc.	65,854	4,578,829
Archer-Daniels-Midland Co.	20,461	676,850
Reynolds American, Inc. (b)	5,400	343,386
UST, Inc. (b)	5,022	249,091
		5,848,156

Airlines — 0.1%
Southwest Airlines Co.	23,440	346,912

Apparel — 0.4%
Coach, Inc. (a)	11,400	538,878
Jones Apparel Group, Inc.	2,996	63,305
Liz Claiborne, Inc.	3,274	112,396
Nike, Inc. Cl. B	12,262	719,289
Polo Ralph Lauren Corp. (b)	1,900	147,725
VF Corp.	2,851	230,218
		1,811,811

Auto Manufacturers — 0.5%
Ford Motor Co. (a) (b)	67,367	571,946
General Motors Corp.	17,630	647,021
Paccar, Inc.	8,024	684,046
		1,903,013

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	6,565	199,642
Johnson Controls, Inc.	6,050	714,565
		914,207

Banks — 6.0%
Bank of America Corp.	139,155	6,995,322
The Bank of New York Mellon Corp.	36,306	1,602,547
BB&T Corp.	16,783	677,865

1

Capital One Financial Corp.	12,915	$857,943
Comerica, Inc.	4,869	249,682
Commerce Bancorp, Inc. (b)	5,800	224,924
Fifth Third Bancorp (b)	17,622	597,033
First Horizon National Corp. (b)	4,000	106,640
Huntington Bancshares, Inc.	11,434	194,149
KeyCorp	12,310	397,982
M&T Bank Corp.	2,400	248,280
Marshall and Ilsley Corp. (b)	7,800	341,406
National City Corp.	20,098	504,259
Northern Trust Corp.	5,788	383,571
PNC Financial Services Group, Inc.	10,749	732,007
Regions Financial Corp. (b)	22,789	671,820
State Street Corp.	12,422	846,684
SunTrust Banks, Inc.	11,190	846,747
Synovus Financial Corp.	10,363	290,682
U.S. Bancorp	54,332	1,767,420
Wachovia Corp.	59,551	2,986,483
Wells Fargo & Co.	105,758	3,767,100
Zions Bancorp	3,293	226,130
		25,516,676

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	24,087	1,204,109
Brown-Forman Corp. Cl. B	2,480	185,777
The Coca-Cola Co.	62,991	3,620,093
Coca-Cola Enterprises, Inc.	8,574	207,662
Constellation Brands, Inc. Cl. A (a) (b)	6,500	157,365
Molson Coors Brewing Co. Cl. B	1,989	198,244
The Pepsi Bottling Group, Inc.	4,038	150,092
PepsiCo, Inc.	50,908	3,729,520
		9,452,862

Biotechnology — 0.9%
Amgen, Inc. (a) (b)	33,969	1,921,626
Biogen Idec, Inc. (a)	8,937	592,791
Celgene Corp. (a)	12,200	869,982
Genzyme Corp. (a)	8,300	514,268
Millipore Corp. (a) (b)	1,715	129,997
		4,028,664

Building Materials — 0.1%
American Standard Cos., Inc.	5,500	195,910
Masco Corp.	11,767	272,641
		468,551

Chemicals — 1.8%
Air Products & Chemicals, Inc.	6,858	670,438
Ashland, Inc.	1,703	102,538
The Dow Chemical Co.	29,968	1,290,422
Du Pont (E.I.) de Nemours & Co.	28,904	1,432,482
Eastman Chemical Co.	2,500	166,825
Ecolab, Inc.	5,616	265,075
Hercules, Inc.	3,606	75,798
International Flavors & Fragrances, Inc.	2,546	134,582

2

Monsanto Co.	16,970	$1,455,008
PPG Industries, Inc.	5,089	384,474
Praxair, Inc.	10,264	859,713
Rohm & Haas Co.	4,540	252,742
The Sherwin-Williams Co.	3,529	231,891
Sigma-Aldrich Corp.	4,068	198,274
		7,520,262

Coal — 0.2%
CONSOL Energy, Inc.	5,700	265,620
Peabody Energy Corp.	8,400	402,108
		667,728

Commercial Services — 0.6%
Apollo Group, Inc. Cl. A (a)	4,488	269,953
Block (H&R), Inc. (b)	10,048	212,817
Convergys Corp. (a)	4,216	73,190
Donnelley (R.R.) & Sons Co.	6,822	249,412
Equifax, Inc.	4,159	158,541
McKesson Corp.	9,387	551,862
Monster Worldwide, Inc. (a)	4,176	142,235
Moody’s Corp.	6,992	352,397
Robert Half International, Inc.	5,380	160,647
Western Union	23,933	501,875
		2,672,929

Computers — 4.5%
Affiliated Computer Services, Inc. Cl. A (a)	3,100	155,744
Apple, Inc. (a)	27,252	4,184,272
Cognizant Technology Solutions Corp. Cl. A (a)	4,400	350,988
Computer Sciences Corp. (a)	5,487	306,723
Dell, Inc. (a)	70,647	1,949,857
Electronic Data Systems Corp.	16,171	353,175
EMC Corp. (a)	65,632	1,365,146
Hewlett-Packard Co.	81,015	4,033,737
International Business Machines Corp.	42,565	5,014,157
Lexmark International, Inc. Cl. A (a)	2,997	124,465
Network Appliance, Inc. (a)	11,620	312,694
SanDisk Corp. (a)	7,236	398,704
Sun Microsystems, Inc. (a) (b)	109,708	615,462
Unisys Corp. (a)	10,715	70,933
		19,236,057

Cosmetics & Personal Care — 2.1%
Avon Products, Inc.	13,556	508,757
Colgate-Palmolive Co.	15,977	1,139,480
The Estee Lauder Cos., Inc. Cl. A	3,600	152,856
The Procter & Gamble Co.	98,186	6,906,403
		8,707,496

Distribution & Wholesale — 0.1%
Genuine Parts Co.	5,329	266,450
Grainger W.W., Inc.	2,279	207,822
		474,272

3

Diversified Financial — 7.4%
American Express Co.	37,108	$2,203,102
Ameriprise Financial, Inc.	7,421	468,339
The Bear Stearns Cos., Inc. (b)	3,658	449,239
The Charles Schwab Corp.	29,395	634,932
CIT Group, Inc.	6,000	241,200
Citigroup, Inc.	155,790	7,270,719
CME Group, Inc.	1,730	1,016,115
Countrywide Financial Corp. (b)	18,302	347,921
Discover Financial Services (a)	15,695	326,456
E*TRADE Financial Corp. (a)	13,300	173,698
Fannie Mae	30,376	1,847,165
Federated Investors, Inc. Cl. B	2,700	107,190
Franklin Resources, Inc.	5,128	653,820
Freddie Mac	20,486	1,208,879
The Goldman Sachs Group, Inc.	12,713	2,755,416
IntercontinentalExchange, Inc. (a)	2,200	334,180
JP Morgan Chase & Co.	106,447	4,877,402
Janus Capital Group, Inc. (b)	5,450	154,126
Legg Mason, Inc.	4,085	344,325
Lehman Brothers Holdings, Inc.	16,544	1,021,261
Merrill Lynch & Co., Inc.	27,069	1,929,478
Morgan Stanley	32,991	2,078,433
SLM Corp.	13,142	652,763
T. Rowe Price Group, Inc.	8,200	456,658
		31,552,817

Electric — 3.2%
AES Corp. (a)	20,649	413,806
Allegheny Energy, Inc. (a)	5,120	267,571
Ameren Corp. (b)	6,381	335,002
American Electric Power Co., Inc.	12,457	574,019
CenterPoint Energy, Inc. (b)	10,263	164,516
CMS Energy Corp.	7,038	118,379
Consolidated Edison, Inc.	7,850	363,455
Constellation Energy Group, Inc.	5,625	482,569
Dominion Resources, Inc.	9,146	771,008
DTE Energy Co. (b)	5,637	273,056
Duke Energy Corp.	39,173	732,143
Dynegy, Inc. Cl. A (a)	14,309	132,215
Edison International	10,230	567,253
Entergy Corp.	6,360	688,724
Exelon Corp.	21,536	1,622,953
FirstEnergy Corp.	9,957	630,676
FPL Group, Inc.	13,272	807,999
Integrys Energy Group, Inc. (b)	2,300	117,829
PG&E Corp.	10,921	522,024
Pinnacle West Capital Corp.	3,300	130,383
PPL Corp.	12,478	577,731
Progress Energy, Inc.	7,872	368,803
Public Service Enterprise Group, Inc.	7,998	703,744
Southern Co.	23,487	852,108
Teco Energy, Inc.	6,861	112,726
TXU Corp.	14,354	982,818
Xcel Energy, Inc.	12,872	277,263
		13,590,773

4

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	24,814	$1,320,601
Molex, Inc. (b)	4,390	118,223
		1,438,824

Electronics — 0.6%
Agilent Technologies, Inc. (a)	12,383	456,685
Applera Corp. - Applied Biosystems Group	5,638	195,300
Jabil Circuit, Inc.	5,778	131,969
PerkinElmer, Inc.	4,108	119,995
Solectron Corp. (a)	30,181	117,706
Tektronix, Inc.	2,620	72,679
Thermo Fisher Scientific, Inc. (a)	13,754	793,881
Tyco Electronics Ltd. (a)	15,368	544,488
Waters Corp. (a)	3,100	207,452
		2,640,155

Engineering & Construction — 0.1%
Fluor Corp.	2,727	392,633

Entertainment — 0.1%
International Game Technology	10,616	457,550

Environmental Controls — 0.2%
Allied Waste Industries, Inc. (a)	7,760	98,940
Waste Management, Inc.	16,553	624,710
		723,650

Foods — 1.8%
Campbell Soup Co.	6,802	251,674
ConAgra Foods, Inc.	15,572	406,896
Dean Foods Co.	4,200	107,436
General Mills, Inc.	10,708	621,171
Heinz (H. J.) Co.	10,122	467,636
The Hershey Co. (b)	5,444	252,656
Kellogg Co.	7,764	434,784
Kraft Foods, Inc. Cl. A	49,530	1,709,280
The Kroger Co.	22,018	627,953
McCormick & Co., Inc.	4,100	147,477
Safeway, Inc.	13,860	458,905
Sara Lee Corp.	22,765	379,948
SuperValu, Inc.	6,595	257,271
Sysco Corp.	19,330	687,955
Tyson Foods, Inc. Cl. A	7,800	139,230
Whole Foods Market, Inc. (b)	4,400	215,424
Wrigley (Wm.) Jr. Co.	6,867	441,067
		7,606,763

Forest Products & Paper — 0.4%
International Paper Co.	13,620	488,549
MeadWestvaco Corp.	5,701	168,351
Plum Creek Timber Co., Inc.	5,600	250,656
Temple-Inland, Inc.	3,276	172,416

5

Weyerhaeuser Co.	6,510	$470,673
		1,550,645

Gas — 0.2%
Nicor, Inc. (b)	1,489	63,878
NiSource, Inc.	8,446	161,656
Sempra Energy	8,217	477,572
		703,106

Hand & Machine Tools — 0.1%
The Black & Decker Corp.	2,150	179,095
Snap-on, Inc.	1,853	91,798
The Stanley Works	2,305	129,380
		400,273

Health Care - Products — 3.1%
Bard (C.R.), Inc.	3,220	283,972
Bausch & Lomb, Inc.	1,692	108,288
Baxter International, Inc.	20,592	1,158,918
Becton, Dickinson & Co.	7,548	619,313
Boston Scientific Corp. (a) (b)	41,072	572,954
Covidien Ltd. (a)	15,768	654,372
Johnson & Johnson	90,596	5,952,157
Medtronic, Inc.	35,981	2,029,688
Patterson Cos., Inc. (a)	4,300	166,023
St. Jude Medical, Inc. (a)	10,744	473,488
Stryker Corp.	7,800	536,328
Varian Medical Systems, Inc. (a)	4,100	171,749
Zimmer Holdings, Inc. (a)	7,322	593,009
		13,320,259

Health Care - Services — 1.4%
Aetna, Inc.	16,044	870,708
Coventry Health Care, Inc. (a)	4,885	303,896
Humana, Inc. (a)	5,203	363,586
Laboratory Corp. of America Holdings (a)	3,800	297,274
Manor Care, Inc.	2,332	150,181
Quest Diagnostics, Inc. (b)	4,928	284,691
Tenet Healthcare Corp. (a) (b)	15,459	51,942
UnitedHealth Group, Inc.	41,580	2,013,719
WellPoint, Inc. (a)	19,087	1,506,346
		5,842,343

Holding Company - Diversified — 0.1%
Leucadia National Corp.	5,100	245,922

Home Builders — 0.1%
Centex Corp. (b)	3,846	102,188
D.R. Horton, Inc.	8,500	108,885
KB Home (b)	2,442	61,197
Lennar Corp. Cl. A (b)	4,300	97,395
Pulte Homes, Inc.	6,744	91,786
		461,451

6

Home Furnishing — 0.1%
Harman International Industries, Inc.	2,000	$173,040
Whirlpool Corp.	2,442	217,582
		390,622

Household Products — 0.4%
Avery Dennison Corp.	2,928	166,955
The Clorox Co.	4,370	266,526
Fortune Brands, Inc.	4,780	389,522
Kimberly-Clark Corp.	13,341	937,339
		1,760,342

Housewares — 0.1%
Newell Rubbermaid, Inc.	8,735	251,743

Insurance — 4.6%
ACE Ltd.	10,200	617,814
AFLAC, Inc.	15,320	873,853
Allstate Corp.	18,404	1,052,525
Ambac Financial Group, Inc. (b)	3,175	199,739
American International Group, Inc.	80,632	5,454,755
Aon Corp.	9,246	414,313
Assurant, Inc.	3,200	171,200
Chubb Corp.	12,546	672,967
Cigna Corp.	9,120	486,005
Cincinnati Financial Corp.	5,482	237,425
Genworth Financial, Inc. Cl. A	13,900	427,147
The Hartford Financial Services Group, Inc.	9,658	893,848
Lincoln National Corp.	8,580	566,023
Loews Corp.	14,074	680,478
Marsh & McLennan Cos., Inc.	17,242	439,671
MBIA, Inc. (b)	4,075	248,779
Metlife, Inc.	23,432	1,633,913
MGIC Investment Corp. (b)	2,589	83,651
Principal Financial Group, Inc.	8,336	525,918
Progressive Corp.	23,192	450,157
Prudential Financial, Inc.	14,600	1,424,668
Safeco Corp. (b)	3,259	199,516
Torchmark Corp.	3,026	188,580
St. Paul Travelers Companies	20,763	1,045,209
Unum Group	10,670	261,095
XL Capital Ltd. Cl. A	5,727	453,578
		19,702,827

Internet — 2.0%
Akamai Technologies, Inc. (a)	5,200	149,396
Amazon.com, Inc. (a)	9,633	897,314
eBay, Inc. (a)	35,323	1,378,303
Google, Inc. Cl. A (a)	7,226	4,099,093
IAC/InterActiveCorp (a)	6,600	195,822
Symantec Corp. (a)	28,189	546,303
VeriSign, Inc. (a)	7,600	256,424
Yahoo!, Inc. (a)	41,916	1,125,025
		8,647,680

7

Investment Companies — 0.1%
American Capital Strategies Ltd. (b)	5,500	$235,015

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	3,044	334,688
Nucor Corp.	9,356	556,401
United States Steel Corp.	3,754	397,699
		1,288,788

Leisure Time — 0.3%
Brunswick Corp.	2,939	67,186
Carnival Corp. (b)	13,685	662,765
Harley-Davidson, Inc. (b)	8,022	370,697
		1,100,648

Lodging — 0.5%
Harrah’s Entertainment, Inc.	5,823	506,193
Hilton Hotels Corp.	12,091	562,111
Marriott International, Inc. Cl. A	10,228	444,611
Starwood Hotels & Resorts Worldwide, Inc.	6,840	415,530
Wyndham Worldwide Corp.	5,888	192,891
		2,121,336

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	20,104	1,576,757
Terex Corp. (a)	3,200	284,864
		1,861,621

Machinery - Diversified — 0.4%
Cummins, Inc.	3,178	406,434
Deere & Co.	6,943	1,030,480
Rockwell Automation, Inc.	4,968	345,326
		1,782,240

Manufacturing — 5.2%
3M Co.	22,472	2,102,930
Cooper Industries Ltd. Cl. A	5,728	292,644
Danaher Corp.	7,610	629,423
Dover Corp.	6,335	322,768
Eastman Kodak Co. (b)	8,960	239,770
Eaton Corp.	4,494	445,086
General Electric Co.	322,035	13,332,249
Honeywell International, Inc.	23,690	1,408,844
Illinois Tool Works, Inc.	13,238	789,514
Ingersoll-Rand Co. Ltd. Cl. A	9,066	493,825
ITT Corp. (b)	5,674	385,435
Leggett & Platt, Inc.	5,650	108,254
Pall Corp.	3,892	151,399
Parker Hannifin Corp.	3,614	404,154
Textron, Inc.	7,864	489,219
Tyco International Ltd.	15,668	694,719
		22,290,233

Media — 2.9%
CBS Corp. Cl. B	21,514	677,691
Clear Channel Communications, Inc.	15,549	582,155

8

Comcast Corp. Cl. A (a)	96,777	$2,340,068
The DIRECTV Group, Inc. (a)	23,900	580,292
Dow Jones & Co., Inc. (b)	2,026	120,952
Gannett Co., Inc.	7,370	322,069
The McGraw-Hill Companies, Inc.	10,960	557,974
Meredith Corp.	1,144	65,551
New York Times Co. Cl. A (b)	4,765	94,156
News Corp., Inc. Cl. A	73,000	1,605,270
The Scripps (E.W.) Co. Cl. A	2,700	113,400
Time Warner, Inc.	117,208	2,151,939
Tribune Co.	2,583	70,568
Viacom, Inc. Cl. B (a)	21,514	838,401
The Walt Disney Co.	61,032	2,098,890
		12,219,376

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	4,400	651,112

Mining — 0.8%
Alcoa, Inc.	27,388	1,071,419
Freeport-McMoran Copper & Gold, Inc.	11,933	1,251,652
Newmont Mining Corp.	14,009	626,623
Vulcan Materials Co. (b)	3,010	268,341
		3,218,035

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	6,902	313,489
Xerox Corp. (a)	29,514	511,773
		825,262

Oil & Gas — 9.2%
Anadarko Petroleum Corp.	14,344	770,990
Apache Corp.	10,700	963,642
Chesapeake Energy Corp. (b)	13,300	468,958
Chevron Corp.	67,366	6,304,110
ConocoPhillips	51,090	4,484,169
Devon Energy Corp.	13,970	1,162,304
ENSCO International, Inc.	4,800	269,280
EOG Resources, Inc. (b)	7,500	542,475
Exxon Mobil Corp.	174,336	16,136,540
Hess Corp.	8,417	559,983
Marathon Oil Corp.	21,592	1,231,176
Murphy Oil Corp.	5,700	398,373
Nabors Industries Ltd. (a)	8,630	265,545
Noble Corp.	8,280	406,134
Occidental Petroleum Corp.	26,108	1,673,001
Rowan Companies, Inc.	3,521	128,798
Sunoco, Inc.	3,786	267,973
Tesoro Corp.	4,300	197,886
Transocean, Inc. (a)	9,098	1,028,529
Valero Energy Corp.	17,400	1,168,932
XTO Energy, Inc.	12,399	766,754
		39,195,552

9

Oil & Gas Services — 1.9%
Baker Hughes, Inc.	9,998	$903,519
BJ Services Co. (b)	9,100	241,605
Halliburton Co.	28,013	1,075,699
National Oilwell Varco, Inc. (a)	5,700	823,650
Schlumberger Ltd.	37,378	3,924,690
Smith International, Inc.	6,200	442,680
Weatherford International Ltd. (a)	10,538	707,943
		8,119,786

Packaging & Containers — 0.1%
Ball Corp.	3,320	178,450
Bemis Co., Inc.	3,466	100,895
Pactiv Corp. (a)	4,159	119,197
Sealed Air Corp.	5,282	135,008
		533,550

Pharmaceuticals — 5.5%
Abbott Laboratories	48,098	2,579,015
Allergan, Inc.	9,832	633,869
AmerisourceBergen Corp.	5,852	265,271
Barr Pharmaceuticals, Inc. (a)	3,300	187,803
Bristol-Myers Squibb Co.	61,442	1,770,758
Cardinal Health, Inc.	11,369	710,904
Eli Lilly & Co. (b)	30,695	1,747,466
Express Scripts, Inc. (a)	8,066	450,244
Forest Laboratories, Inc. (a)	10,280	383,341
Gilead Sciences, Inc. (a)	29,288	1,197,001
Hospira, Inc. (a)	4,839	200,577
King Pharmaceuticals, Inc. (a)	7,567	88,685
Medco Health Solutions, Inc. (a)	8,620	779,162
Merck & Co., Inc.	68,815	3,557,047
Mylan Laboratories, Inc.	6,824	108,911
Pfizer, Inc.	218,841	5,346,286
Schering-Plough Corp.	50,488	1,596,935
Watson Pharmaceutical, Inc. (a)	3,370	109,188
Wyeth	42,056	1,873,595
		23,586,058

Pipelines — 0.4%
El Paso Corp.	21,746	369,030
Questar Corp.	5,200	273,156
Spectra Energy Corp. (b)	19,586	479,465
The Williams Cos., Inc.	19,418	661,377
		1,783,028

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (a)	6,600	183,744

Real Estate Investment Trusts (REITS) — 1.2%
Apartment Investment & Management Co. Cl. A (b)	3,200	144,416
Archstone-Smith Trust REIT (b)	7,300	439,022
AvalonBay Communities, Inc. (b)	2,300	271,538
Boston Properties, Inc.	3,600	374,040
Developers Diversified Realty Corp. REIT (b)	4,000	223,480
Equity Residential REIT (b)	9,200	389,712

10

General Growth Properties, Inc. REIT (b)	8,100	$434,322
Host Hotels & Resorts, Inc. REIT (b)	16,400	368,016
Kimco Realty Corp.	7,500	339,075
ProLogis (b)	7,600	504,260
Public Storage	3,620	284,713
Simon Property Group, Inc. REIT	7,300	730,000
Vornado Realty Trust	4,400	481,140
		4,983,734

Retail — 5.0%
Abercrombie & Fitch Co. Cl. A	2,700	217,890
AutoNation, Inc. (a)	4,868	86,261
AutoZone, Inc. (a)	1,554	180,482
Bed Bath & Beyond, Inc. (a)	8,550	291,726
Best Buy Co., Inc. (b)	12,595	579,622
Big Lots, Inc. (a) (b)	3,474	103,664
Circuit City Stores, Inc. (b)	4,500	35,595
Costco Wholesale Corp. (b)	13,742	843,347
CVS Caremark Corp.	46,483	1,842,121
Darden Restaurants, Inc.	4,392	183,849
Dillards, Inc. Cl. A (b)	2,101	45,865
Family Dollar Stores, Inc.	4,851	128,843
The Gap, Inc.	15,545	286,650
The Home Depot, Inc.	53,015	1,719,807
J.C. Penney Co., Inc.	6,909	437,823
Kohl’s Corp. (a)	9,923	568,886
Limited Brands, Inc.	10,030	229,587
Lowe’s Companies, Inc.	46,464	1,301,921
Macy’s, Inc.	13,600	439,552
McDonald’s Corp.	37,477	2,041,372
Nordstrom, Inc. (b)	6,170	289,311
Office Depot, Inc. (a)	8,565	176,610
OfficeMax, Inc. (b)	2,242	76,833
RadioShack Corp. (b)	4,281	88,445
Sears Holdings Corp. (a)	2,408	306,298
Staples, Inc.	22,359	480,495
Starbucks Corp. (a)	23,198	607,788
Target Corp.	26,568	1,688,928
Tiffany & Co.	4,192	219,451
The TJX Cos., Inc.	13,976	406,282
Walgreen Co. (b)	31,104	1,469,353
Wal-Mart Stores, Inc.	75,434	3,292,694
Wendy’s International, Inc.	2,675	93,384
Yum! Brands, Inc.	16,396	554,677
		21,315,412

Savings & Loans — 0.3%
Hudson City Bancorp, Inc.	15,700	241,466
Sovereign Bancorp, Inc. (b)	11,455	195,193
Washington Mutual, Inc. (b)	27,701	978,122
		1,414,781

Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a) (b)	16,760	221,232
Altera Corp.	11,420	274,994

11

Analog Devices, Inc.	10,370	$374,979
Applied Materials, Inc.	43,406	898,504
Broadcom Corp. Cl. A (a)	14,547	530,093
Intel Corp.	182,687	4,724,286
KLA-Tencor Corp. (b)	6,006	335,015
Linear Technology Corp. (b)	7,430	259,976
LSI Corp. (a)	24,228	179,772
MEMC Electronic Materials, Inc. (a)	7,100	417,906
Microchip Technology, Inc.	6,800	246,976
Micron Technology, Inc. (a) (b)	22,817	253,269
National Semiconductor Corp.	7,496	203,291
Novellus Systems, Inc. (a) (b)	4,150	113,129
Nvidia Corp. (a)	16,900	612,456
QLogic Corp. (a)	5,000	67,250
Teradyne, Inc. (a)	6,260	86,388
Texas Instruments, Inc.	44,926	1,643,842
Xilinx, Inc.	9,311	243,390
		11,686,748

Software — 3.5%
Adobe Systems, Inc. (a)	18,112	790,770
Autodesk, Inc. (a)	7,180	358,785
Automatic Data Processing, Inc.	17,104	785,587
BMC Software, Inc. (a)	6,565	205,025
CA, Inc.	12,329	317,102
Citrix Systems, Inc. (a)	5,592	225,469
Compuware Corp. (a)	10,078	80,826
Electronic Arts, Inc. (a)	9,600	537,504
Fidelity National Information Services, Inc.	5,100	226,287
Fiserv, Inc. (a)	5,321	270,626
IMS Health, Inc.	6,324	193,767
Intuit, Inc. (a)	10,920	330,876
Microsoft Corp.	253,408	7,465,400
Novell, Inc. (a)	11,176	85,385
Oracle Corp. (a)	124,161	2,688,086
Paychex, Inc.	10,497	430,377
		14,991,872

Telecommunications — 6.6%
Alltel Corp.	10,908	760,069
AT&T, Inc.	192,495	8,144,463
Avaya, Inc. (a)	13,476	228,553
CenturyTel, Inc.	3,431	158,581
Ciena Corp. (a) (b)	2,748	104,644
Cisco Systems, Inc. (a)	190,973	6,323,116
Citizens Communications Co.	10,101	144,646
Corning, Inc.	49,991	1,232,278
Embarq Corp.	4,727	262,821
JDS Uniphase Corp. (a) (b)	7,098	106,186
Juniper Networks, Inc. (a)	16,500	604,065
Motorola, Inc.	72,409	1,341,739
Qualcomm, Inc.	52,160	2,204,282
Qwest Communications International, Inc. (a) (b)	51,558	472,271
Sprint Nextel Corp.	90,659	1,722,521
Tellabs, Inc. (a)	14,012	133,394

12

Verizon Communications, Inc.	91,116	$4,034,616
Windstream Corp. (b)	14,831	209,414
		28,187,659

Textiles — 0.0%
Cintas Corp. (b)	4,290	159,159

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	5,191	144,725
Mattel, Inc.	11,789	276,570
		421,295

Transportation — 1.6%
Burlington Northern Santa Fe Corp.	9,593	778,664
C.H. Robinson Worldwide, Inc. (b)	5,500	298,595
CSX Corp.	13,830	590,956
FedEx Corp.	9,603	1,005,914
Norfolk Southern Corp.	12,389	643,113
Ryder System, Inc. (b)	1,982	97,118
Union Pacific Corp. (b)	8,417	951,626
United Parcel Service, Inc. Cl. B	33,200	2,493,320
		6,859,306

TOTAL EQUITIES (Cost $305,148,190)		423,015,691

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.5%
Cash Equivalents — 6.1% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$476,254	$476,254
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	238,128	238,128
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	190,502	190,502
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	571,507	571,507
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	142,877	142,877
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	238,128	238,128
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	238,128	238,128
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	952,511	952,511
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	238,128	238,128
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	238,128	238,128
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	381,005	381,005
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,285,890	1,285,890

13

BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	$285,753	$285,753
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	2,714,658	2,714,658
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	952,511	952,511
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	285,753	285,753
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	190,502	190,502
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	285,753	285,753
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	237,319	237,319
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	2,381,279	2,381,279
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	714,384	714,384
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	47,626	47,626
Freddie Mac Discount Note
4.515%	10/24/2007	47,465	47,465
Freddie Mac Discount Note
4.527%	11/13/2007	185,411	185,411
Freddie Mac Discount Note
4.557%	10/26/2007	237,257	237,257
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	476,256	476,256
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	3,333,790	3,333,790
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	952,511	952,511
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	285,753	285,753
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	238,128	238,128
Reserve Primary Money Market Fund (c)
		476,256	476,256
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	476,256	476,256
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	238,128	238,128
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	238,128	238,128
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	190,502	190,502
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	381,005	381,005
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	952,511	952,511
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,159,146	1,159,146

14

Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	$476,256	$476,256
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	476,256	476,256
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	476,256	476,256
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	238,128	238,128
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	476,256	476,256
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	476,256	476,256
Wells Fargo Bank
5.450%	10/12/2007	238,128	238,128
			26,012,763

Repurchase Agreements — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)		1,245,293	1,245,293

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (d)
4.650%	01/17/2008	445,000	438,792

TOTAL SHORT-TERM INVESTMENTS (Cost $27,696,848)			27,696,848

TOTAL INVESTMENTS — 106.0% (Cost $332,845,038) (g)			$450,712,539

Other Assets/(Liabilities) — (6.0%)			(25,378,741)

NET ASSETS — 100.0%			$425,333,798

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            This security is held as collateral for open futures contracts. (Note 2).

(e)             Represents investments of security lending collateral. (Note 2).

(f)               Maturity value of $1,245,604.  Collateralized by U.S. Government Agency obligations with rates ranging from 3.964% to 4.151%, maturity date of 2/01/2035, and an aggregate market value, including accrued interest, of $1,272,105.

(g)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Growth Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.3%
COMMON STOCK — 95.3%
Advertising — 0.2%
Interpublic Group of Companies, Inc. (a)	1,100	$11,418
Omnicom Group, Inc.	600	28,854
		40,272

Aerospace & Defense — 0.9%
General Dynamics Corp.	400	33,788
Goodrich Corp.	400	27,292
L-3 Communications Holdings, Inc.	200	20,428
Lockheed Martin Corp.	500	54,245
United Technologies Corp.	400	32,192
		167,945

Agriculture — 0.5%
Altria Group, Inc.	900	62,577
UST, Inc.	900	44,640
		107,217

Apparel — 2.3%
Coach, Inc. (a)	4,500	212,715
Liz Claiborne, Inc.	600	20,598
Nike, Inc. Cl. B	2,600	152,516
Polo Ralph Lauren Corp. (b)	400	31,100
VF Corp.	500	40,375
		457,304

Auto Manufacturers — 1.0%
Paccar, Inc.	2,400	204,600

Automotive & Parts — 0.7%
The Goodyear Tire & Rubber Co. (a)	1,700	51,697
Johnson Controls, Inc.	800	94,488
		146,185

Banks — 0.1%
Peoples United Financial	1,230	21,254

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	1,400	69,986
The Coca-Cola Co.	2,300	132,181
		202,167

Biotechnology — 0.2%
Amgen, Inc. (a) (b)	300	16,971
Celgene Corp. (a) (b)	300	21,393
		38,364

Building Materials — 0.5%
American Standard Cos., Inc.	1,200	42,744
Martin Marietta Materials, Inc. (b)	300	40,065
Masco Corp. (b)	800	18,536
		101,345

1

Chemicals — 1.6%
Albemarle Corp.	1,000	$44,200
Celanese Corp. Cl. A	1,000	38,980
Hercules, Inc.	1,300	27,326
International Flavors & Fragrances, Inc.	600	31,716
Lyondell Chemical Co.	300	13,905
Monsanto Co.	1,300	111,462
The Sherwin-Williams Co.	600	39,426
		307,015

Commercial Services — 1.4%
Accenture Ltd. Cl. A	300	12,075
Apollo Group, Inc. Cl. A (a)	700	42,105
Career Education Corp. (a)	600	16,794
Corrections Corp. of America (a)	400	10,468
Donnelley (R.R.) & Sons Co.	600	21,936
ITT Educational Services, Inc. (a)	400	48,676
McKesson Corp.	1,200	70,548
Moody’s Corp.	600	30,240
Pharmaceutical Product Development, Inc. (b)	20	709
Quanta Services, Inc. (a) (b)	400	10,580
TeleTech Holdings, Inc. (a)	400	9,564
		273,695

Computers — 12.2%
Affiliated Computer Services, Inc. Cl. A (a)	100	5,024
Apple, Inc. (a)	4,800	736,992
Cognizant Technology Solutions Corp. Cl. A (a)	500	39,885
Dell, Inc. (a)	15,800	436,080
EMC Corp. (a)	14,300	297,440
FactSet Research Systems, Inc.	400	27,420
Hewlett-Packard Co.	1,700	84,643
International Business Machines Corp.	6,000	706,800
Lexmark International, Inc. Cl. A (a)	1,400	58,142
NCR Corp. (a)	200	9,960
		2,402,386

Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Cl. A	500	21,230

Distribution & Wholesale — 0.5%
CDW Corp. (a)	900	78,480
Ingram Micro, Inc. Cl. A (a)	600	11,766
		90,246

Diversified Financial — 2.3%
Citigroup, Inc.	1,700	79,339
Eaton Vance Corp.	600	23,976
The First Marblehead Corp. (b)	900	34,137
Franklin Resources, Inc. (b)	800	102,000
The Goldman Sachs Group, Inc.	800	173,392
Janus Capital Group, Inc.	400	11,312
Morgan Stanley (b)	600	37,800
		461,956

2

Electric — 1.4%
American Electric Power Co., Inc.	400	$18,432
CenterPoint Energy, Inc. (b)	1,200	19,236
Constellation Energy Group, Inc.	600	51,474
Dynegy, Inc. Cl. A (a)	1,200	11,088
Entergy Corp.	600	64,974
FPL Group, Inc.	500	30,440
Mirant Corp. (a)	600	24,408
NRG Energy, Inc. (a)	700	29,603
Public Service Enterprise Group, Inc.	300	26,397
		276,052

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. (a)	800	88,680

Electronics — 0.7%
Avnet, Inc. (a)	1,000	39,860
FLIR Systems, Inc. (a) (b)	700	38,773
Waters Corp. (a)	900	60,228
		138,861

Engineering & Construction — 0.2%
Fluor Corp.	200	28,796
Jacobs Engineering Group, Inc. (a)	200	15,116
		43,912

Environmental Controls — 0.1%
Nalco Holding Co.	800	23,720

Foods — 1.3%
Kraft Foods, Inc. Cl. A	1,099	37,927
The Kroger Co.	2,500	71,300
McCormick & Co., Inc.	400	14,388
Safeway, Inc.	800	26,488
Sara Lee Corp.	700	11,683
SuperValu, Inc.	300	11,703
Sysco Corp.	2,400	85,416
		258,905

Gas — 0.1%
Sempra Energy	400	23,248

Health Care - Products — 6.0%
Bard (C.R.), Inc.	100	8,819
Baxter International, Inc.	1,900	106,932
Becton, Dickinson & Co.	400	32,820
IDEXX Laboratories, Inc. (a)	100	10,959
Immucor, Inc. (a)	800	28,600
Intuitive Surgical, Inc. (a)	100	23,000
Johnson & Johnson	4,200	275,940
Kinetic Concepts, Inc. (a) (b)	500	28,140
Medtronic, Inc.	400	22,564
Patterson Cos., Inc. (a)	800	30,888

3

Respironics, Inc. (a)	300	$14,409
St. Jude Medical, Inc. (a)	900	39,663
Stryker Corp.	3,700	254,412
Zimmer Holdings, Inc. (a)	3,800	307,762
		1,184,908

Health Care - Services — 2.5%
Aetna, Inc.	1,500	81,405
Coventry Health Care, Inc. (a) (b)	400	24,884
Lincare Holdings, Inc. (a)	600	21,990
Quest Diagnostics, Inc.	1,100	63,547
UnitedHealth Group, Inc.	4,888	236,726
WellCare Health Plans, Inc. (a)	300	31,629
WellPoint, Inc. (a)	300	23,676
		483,857

Home Builders — 0.3%
Centex Corp. (b)	500	13,285
Thor Industries, Inc. (b)	900	40,491
		53,776

Home Furnishing — 0.1%
Tempur-Pedic International, Inc. (b)	600	21,450

Household Products — 0.5%
Kimberly-Clark Corp.	1,400	98,364

Insurance — 2.9%
AFLAC, Inc.	1,000	57,040
Allstate Corp.	900	51,471
Ambac Financial Group, Inc. (b)	300	18,873
American International Group, Inc.	1,200	81,180
Cigna Corp.	2,200	117,238
The Hartford Financial Services Group, Inc.	300	27,765
MBIA, Inc. (b)	400	24,420
The PMI Group, Inc. (b)	700	22,890
Progressive Corp.	800	15,528
Prudential Financial, Inc.	600	58,548
Radian Group, Inc.	200	4,656
St. Paul Travelers Companies	1,900	95,646
		575,255

Internet — 2.9%
Amazon.com, Inc. (a)	3,000	279,450
eBay, Inc. (a)	3,400	132,668
Expedia, Inc. (a)	1,300	41,444
IAC/InterActiveCorp (a)	600	17,802
McAfee, Inc. (a)	1,300	45,331
Priceline.com, Inc. (a) (b)	200	17,750
Symantec Corp. (a) (b)	900	17,442
VeriSign, Inc. (a)	700	23,618
		575,505

Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.	400	35,188

4

Leisure Time — 0.7%
Harley-Davidson, Inc. (b)	2,800	$129,388

Lodging — 1.4%
Hilton Hotels Corp.	400	18,596
Marriott International, Inc. Cl. A	1,600	69,552
MGM Mirage (a) (b)	1,900	169,936
Wynn Resorts Ltd.	100	15,756
		273,840

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	500	39,215

Machinery - Diversified — 0.5%
Cummins, Inc.	300	38,367
Deere & Co.	400	59,368
		97,735

Manufacturing — 1.9%
Danaher Corp.	1,000	82,710
Honeywell International, Inc.	2,900	172,463
Illinois Tool Works, Inc.	500	29,820
ITT Corp. (b)	600	40,758
Pall Corp.	600	23,340
Tyco International Ltd.	400	17,736
		366,827

Media — 2.2%
Comcast Corp. Cl. A (a)	4,200	101,556
The DIRECTV Group, Inc. (a)	4,300	104,404
Discovery Holding Co. Cl. A (a)	400	11,540
EchoStar Communications Corp. Cl. A (a) (b)	300	14,043
Gannett Co., Inc. (b)	1,000	43,700
Liberty Global, Inc. Cl. A (a)	700	28,714
Liberty Media Holding Corp. Capital Cl. A (a)	400	49,932
The McGraw-Hill Companies, Inc. (b)	400	20,364
Time Warner, Inc.	2,700	49,572
		423,825

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp.	1,000	147,980

Mining — 0.1%
Vulcan Materials Co. (b)	300	26,745

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	600	27,252

Oil & Gas — 8.1%
Anadarko Petroleum Corp.	600	32,250
Apache Corp.	400	36,024
Chevron Corp.	3,900	364,962
ConocoPhillips	1,142	100,233
Devon Energy Corp.	300	24,960

5

Exxon Mobil Corp.	9,100	$842,296
Occidental Petroleum Corp.	500	32,040
Transocean, Inc. (a)	800	90,440
Valero Energy Corp.	1,000	67,180
		1,590,385

Oil & Gas Services — 1.1%
Schlumberger Ltd. (b)	1,800	189,000
Smith International, Inc.	400	28,560
		217,560

Packaging & Containers — 0.4%
Crown Holdings, Inc. (a)	500	11,380
Owens-Illinois, Inc. (a)	700	29,015
Pactiv Corp. (a)	1,000	28,660
		69,055

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	1,500	43,230
Cardinal Health, Inc.	900	56,277
Express Scripts, Inc. (a)	2,800	156,296
Forest Laboratories, Inc. (a)	3,700	137,973
Medco Health Solutions, Inc. (a)	700	63,273
Merck & Co., Inc.	10,500	542,745
Pfizer, Inc.	2,800	68,404
Schering-Plough Corp.	9,900	313,137
Wyeth	300	13,365
		1,394,700

Real Estate Investment Trusts (REITS) — 0.1%
General Growth Properties, Inc. REIT (b)	500	26,810

Retail — 14.0%
Abercrombie & Fitch Co. Cl. A	800	64,560
Advance Auto Parts, Inc.	700	23,492
American Eagle Outfitters, Inc.	1,950	51,305
AutoNation, Inc. (a) (b)	1,600	28,352
AutoZone, Inc. (a)	700	81,298
Bed Bath & Beyond, Inc. (a)	2,200	75,064
Best Buy Co., Inc.	700	32,214
Big Lots, Inc. (a) (b)	700	20,888
Carmax, Inc. (a) (b)	1,600	32,528
Dollar Tree Stores, Inc. (a)	800	32,432
Family Dollar Stores, Inc.	1,100	29,216
The Home Depot, Inc.	9,800	317,912
J.C. Penney Co., Inc.	400	25,348
Jack in the Box, Inc. (a)	500	32,420
Kohl’s Corp. (a)	2,700	154,791
Lowe’s Companies, Inc. (b)	8,700	243,774
McDonald’s Corp.	6,100	332,267
Nordstrom, Inc. (b)	2,000	93,780
O’Reilly Automotive, Inc. (a)	600	20,046
RadioShack Corp. (b)	1,200	24,792
Sears Holdings Corp. (a) (b)	200	25,440
Staples, Inc.	2,800	60,172

6

Starbucks Corp. (a) (b)	1,900	$49,780
Target Corp.	3,600	228,852
Tiffany & Co.	900	47,115
The TJX Cos., Inc.	900	26,163
Walgreen Co. (b)	2,500	118,100
Wal-Mart Stores, Inc.	9,100	397,215
Yum! Brands, Inc.	2,400	81,192
		2,750,508

Semiconductors — 1.1%
Intel Corp.	6,500	168,090
KLA-Tencor Corp.	400	22,312
Xilinx, Inc. (b)	900	23,526
		213,928

Software — 5.8%
Activision, Inc. (a)	1,600	34,544
Adobe Systems, Inc. (a)	900	39,294
Autodesk, Inc. (a)	300	14,991
BMC Software, Inc. (a)	1,500	46,845
CA, Inc. (b)	1,200	30,864
Compuware Corp. (a)	2,300	18,446
Fiserv, Inc. (a)	1,800	91,548
Intuit, Inc. (a)	800	24,240
Microsoft Corp.	22,700	668,742
Oracle Corp. (a)	6,600	142,890
SEI Investments Co.	1,300	35,464
		1,147,868

Telecommunications — 3.4%
AT&T, Inc.	2,765	116,987
Cisco Systems, Inc. (a)	10,900	360,899
Juniper Networks, Inc. (a)	900	32,949
Polycom, Inc. (a)	1,200	32,232
Qualcomm, Inc.	2,200	92,972
Telephone and Data Systems, Inc.	200	13,350
Verizon Communications, Inc.	500	22,140
		671,529

Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	1,000	27,880
Mattel, Inc.	2,900	68,034
		95,914

Transportation — 0.6%
C.H. Robinson Worldwide, Inc. (b)	600	32,574
FedEx Corp.	600	62,850
Tidewater, Inc.	200	12,568
		107,992

TOTAL EQUITIES (Cost $17,499,583)		18,743,918

7

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers
Seagate Technology (a) (c)	11,100	$0

TOTAL RIGHTS (Cost $0)		0

TOTAL LONG TERM INVESTMENTS (Cost $17,499,583)		18,743,918

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.7%
Cash Equivalents — 10.0% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$36,150	$36,150
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	18,074	18,074
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	14,459	14,459
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	43,378	43,378
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	10,844	10,844
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	18,074	18,074
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	18,074	18,074
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	72,296	72,296
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	18,074	18,074
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	18,074	18,074
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	28,918	28,918
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	97,600	97,600
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	21,689	21,689
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	206,044	206,044
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	72,296	72,296
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	21,689	21,689
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	14,459	14,459
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	21,689	21,689
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	18,013	18,013

8

Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	$180,740	$180,740
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	54,222	54,222
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	3,615	3,615
Freddie Mac Discount Note
4.515%	10/24/2007	3,603	3,603
Freddie Mac Discount Note
4.527%	11/13/2007	14,073	14,073
Freddie Mac Discount Note
4.557%	10/26/2007	18,008	18,008
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	36,148	36,148
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	253,037	253,037
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	72,296	72,296
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	21,689	21,689
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	18,074	18,074
Reserve Primary Money Market Fund (d)
		36,148	36,148
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	36,148	36,148
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	18,074	18,074
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	18,074	18,074
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	14,459	14,459
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	28,918	28,918
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	72,296	72,296
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	87,980	87,980
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	36,148	36,148
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	36,148	36,148
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	36,148	36,148
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	18,074	18,074
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	36,148	36,148
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	36,148	36,148
Wells Fargo Bank
5.450%	10/12/2007	18,074	18,074
			1,974,384

9

Repurchase Agreements — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)	$919,437	$919,437

TOTAL SHORT-TERM INVESTMENTS (Cost $2,893,821)		2,893,821

TOTAL INVESTMENTS — 110.0% (Cost $20,393,404) (g)		$21,637,739

Other Assets/(Liabilities) — (10.0%)		(1,970,007)

NET ASSETS — 100.0%		$19,667,732

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             This security is valued in good faith under procedures established by the Board of Trustees.

(d)            Amount represents shares owned of the fund.

(e)             Represents investments of security lending collateral. (Note 2).

(f)               Maturity value of $919,667. Collateralized by a U.S. Government Agency obligation with a rate of 4.225%, maturity date of 3/01/2035, and an aggregate market value, including accrued interest, of $939,671.

(g)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML OTC 100 Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Advertising — 0.2%
Lamar Advertising Co. Cl. A	415	$20,323

Airlines — 0.5%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	596	24,740
UAL Corp. (a)	593	27,592
		52,332

Auto Manufacturers — 1.3%
Paccar, Inc.	1,500	127,875

Biotechnology — 5.7%
Amgen, Inc. (a)	2,691	152,230
Biogen Idec, Inc. (a)	1,659	110,041
Celgene Corp. (a)	2,042	145,615
Genzyme Corp. (a)	1,780	110,289
Vertex Pharmaceuticals, Inc. (a)	718	27,578
		545,753

Chemicals — 0.3%
Sigma-Aldrich Corp.	687	33,484

Commercial Services — 1.2%
Apollo Group, Inc. Cl. A (a)	951	57,203
Fastenal Co.	741	33,649
Monster Worldwide, Inc. (a)	733	24,966
		115,818

Computers — 17.7%
Apple, Inc. (a)	6,477	994,479
Cadence Design Systems, Inc. (a)	1,507	33,440
Cognizant Technology Solutions Corp. Cl. A (a)	742	59,189
Dell, Inc. (a)	4,506	124,366
Logitech International SA (a)	915	27,038
Network Appliance, Inc. (a)	2,004	53,928
Research In Motion Ltd. (a)	2,999	295,551
SanDisk Corp. (a)	1,106	60,941
Sun Microsystems, Inc. (a)	8,025	45,020
		1,693,952

Distribution & Wholesale — 0.4%
CDW Corp. (a)	452	39,414

Electronics — 1.7%
Flextronics International Ltd. (a)	3,557	39,767
Garmin Ltd.	1,072	127,997
		167,764

Engineering & Construction — 0.5%
Foster Wheeler Ltd. (a)	394	51,724

1

Foods — 0.4%
Whole Foods Market, Inc.	723	$35,398

Health Care - Products — 1.1%
Dentsply International, Inc.	749	31,188
Intuitive Surgical, Inc. (a)	204	46,920
Patterson Cos., Inc. (a)	725	27,992
		106,100

Internet — 12.9%
Akamai Technologies, Inc. (a)	825	23,702
Amazon.com, Inc. (a)	1,461	136,092
Check Point Software Technologies Ltd. (a)	1,143	28,781
Checkfree Corp. (a)	464	21,595
eBay, Inc. (a)	5,402	210,786
Expedia, Inc. (a)	1,488	47,437
Google, Inc. Cl. A (a)	755	428,289
IAC/InterActiveCorp (a)	1,577	46,790
Liberty Media Holding Corp. Interactive Cl. A (a)	3,092	59,397
Symantec Corp. (a)	4,983	96,571
VeriSign, Inc. (a)	1,275	43,019
Yahoo!, Inc. (a)	3,469	93,108
		1,235,567

Lodging — 1.0%
Wynn Resorts Ltd.	638	100,523

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	567	28,838

Media — 3.9%
Comcast Corp. Cl. A (a)	7,765	187,758
Discovery Holding Co. Cl. A (a)	1,288	37,159
EchoStar Communications Corp. Cl. A (a)	1,127	52,755
Liberty Global, Inc. Cl. A (a)	1,051	43,112
Sirius Satellite Radio, Inc. (a)	8,615	30,066
XM Satellite Radio Holdings, Inc. Cl. A (a)	1,702	24,117
		374,967

Oil & Gas — 0.2%
Patterson-UTI Energy, Inc.	830	18,733

Pharmaceuticals — 5.1%
Amylin Pharmaceuticals, Inc. (a)	678	33,900
Cephalon, Inc. (a)	346	25,279
Express Scripts, Inc. (a)	1,230	68,659
Gilead Sciences, Inc. (a)	4,902	200,345
Sepracor, Inc. (a)	549	15,098
Teva Pharmaceutical Sponsored ADR (Israel)	3,254	144,705
		487,986

Retail — 5.1%
Bed Bath & Beyond, Inc. (a)	1,957	66,773
Costco Wholesale Corp.	1,241	76,160
Petsmart, Inc.	690	22,011

2

Ross Stores, Inc.	722	$18,512
Sears Holdings Corp. (a)	792	100,742
Staples, Inc.	2,613	56,153
Starbucks Corp. (a)	5,518	144,572
		484,923

Semiconductors — 10.3%
Altera Corp.	2,632	63,379
Applied Materials, Inc.	3,834	79,364
Broadcom Corp. Cl. A (a)	2,299	83,776
Intel Corp.	10,929	282,624
KLA-Tencor Corp.	1,230	68,609
Lam Research Corp. (a)	660	35,152
Linear Technology Corp.	1,618	56,614
Marvell Technology Group Ltd. (a)	3,055	50,010
Maxim Integrated Products, Inc.	2,365	69,413
Microchip Technology, Inc.	981	35,630
Nvidia Corp. (a)	2,861	103,683
Xilinx, Inc.	2,103	54,972
		983,226

Software — 14.5%
Activision, Inc. (a)	1,372	29,621
Adobe Systems, Inc. (a)	3,108	135,695
Autodesk, Inc. (a)	1,263	63,112
BEA Systems, Inc. (a)	1,997	27,698
Citrix Systems, Inc. (a)	1,140	45,965
Electronic Arts, Inc. (a)	1,673	93,671
Fiserv, Inc. (a)	1,125	57,218
Infosys Technologies Ltd. Sponsored ADR (India)	615	29,760
Intuit, Inc. (a)	2,264	68,599
Microsoft Corp.	17,209	506,977
Oracle Corp. (a)	11,454	247,979
Paychex, Inc.	1,956	80,196
		1,386,491

Telecommunications — 12.0%
Cisco Systems, Inc. (a)	11,608	384,341
Juniper Networks, Inc. (a)	1,823	66,740
Level 3 Communications, Inc. (a)	7,972	37,070
Millicom International Cellular SA (a)	514	43,125
NII Holdings, Inc. Cl. B (a)	900	73,935
Qualcomm, Inc.	10,765	454,929
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	779	31,004
Tellabs, Inc. (a)	1,277	12,157
Virgin Media, Inc.	1,870	45,385
		1,148,686

Textiles — 0.4%
Cintas Corp.	982	36,432

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	890	48,318
Expeditors International of Washington, Inc.	1,137	53,780
		102,098

3

TOTAL EQUITIES (Cost $6,710,957)	$9,378,407

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreements — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (c)		$222,724	$222,724

U.S. Treasury Bills — 0.5%
U.S. Treasury Bill (b)
4.650%	01/17/2008	50,000	49,303

TOTAL SHORT-TERM INVESTMENTS (Cost $272,027)			272,027

TOTAL INVESTMENTS — 100.6% (Cost $6,982,984) (d)			$9,650,434

Other Assets/(Liabilities) — (0.6%)			(60,922)

NET ASSETS — 100.0%			$9,589,512

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            This security is held as collateral for open futures contracts. (Note 2).

(c)             Maturity value of $1,561,626. Collateralized by U.S. Government Agency obligations with rates ranging from 4.75% to 6.103%, maturity dates ranging from 12/15/2034 to 05/01/2035, and an aggregate market value, including accrued interest, of $1,593,274.

(d)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 91.4%
COMMON STOCK — 91.4%
Advertising — 0.5%
Focus Media Holding Ltd. ADR (China) (a) (b)	18,740	$1,087,295

Aerospace & Defense — 1.5%
Teledyne Technologies, Inc. (a)	28,370	1,514,674
Transdigm Group, Inc. (a)	19,350	884,488
Triumph Group, Inc. (b)	10,980	897,176
		3,296,338

Airlines — 0.2%
Airtran Holdings, Inc. (a) (b)	52,600	517,584

Apparel — 0.7%
Crocs, Inc. (a) (b)	7,940	533,965
Phillips-Van Heusen Corp.	9,700	509,056
Skechers U.S.A., Inc. Cl. A (a)	18,800	415,480
		1,458,501

Automotive & Parts — 0.3%
Tenneco, Inc. (a)	11,000	341,110
TRW Automotive Holdings Corp. (a)	7,800	247,104
		588,214

Banks — 0.3%
First Community Bancorp (b)	9,100	497,861
UCBH Holdings, Inc.	14,000	244,720
		742,581

Beverages — 0.1%
Jones Soda Co. (a) (b)	23,300	280,998

Biotechnology — 1.6%
Arena Pharmaceuticals, Inc. (a) (b)	16,120	176,514
Charles River Laboratories International, Inc. (a)	17,040	956,796
Human Genome Sciences, Inc. (a) (b)	58,600	602,994
Incyte Corp. (a) (b)	37,700	269,555
Lifecell Corp. (a) (b)	34,100	1,281,137
Vertex Pharmaceuticals, Inc. (a)	6,080	233,533
		3,520,529

Building Materials — 0.2%
Genlyte Group, Inc. (a)	6,202	398,541

Chemicals — 3.1%
Agrium, Inc.	15,130	822,769
CF Industries Holdings, Inc.	5,100	387,141
Cytec Industries, Inc.	7,925	541,991
Ferro Corp.	31,800	635,364
FMC Corp.	4,800	249,696
Hercules, Inc. (b)	70,360	1,478,967
Minerals Technologies, Inc. (b)	8,500	569,500

1

Terra Industries, Inc. (a) (b)	20,630	$644,894
Zoltek Cos., Inc. (a) (b)	34,500	1,505,235
		6,835,557

Coal — 0.4%
Arch Coal, Inc. (b)	10,270	346,510
Foundation Coal Holdings, Inc.	12,000	470,400
		816,910

Commercial Services — 7.2%
AerCap Holdings NV (a)	49,100	1,222,099
Bankrate, Inc. (a) (b)	35,600	1,641,872
Bowne & Co., Inc.	32,800	546,448
Capella Education Co. (a) (b)	15,300	855,423
CoStar Group, Inc. (a) (b)	28,400	1,517,980
Dollar Financial Corp. (a)	21,380	609,971
Emergency Medical Services Corp. Cl. A (a)	11,490	347,572
FTI Consulting, Inc. (a) (b)	2,190	110,179
Interactive Data Corp.	24,620	694,284
ITT Educational Services, Inc. (a)	20,000	2,433,800
Kenexa Corp. (a)	34,725	1,068,835
Live Nation, Inc. (a)	32,520	691,050
Sotheby’s (b)	25,300	1,209,087
Stewart Enterprises, Inc. Cl. A	78,800	600,456
TeleTech Holdings, Inc. (a) (b)	11,430	273,291
VistaPrint Ltd. (a) (b)	56,540	2,112,900
		15,935,247

Computers — 4.9%
Comtech Group, Inc. (a)	18,000	327,780
Diebold, Inc.	6,649	301,998
Electronics for Imaging, Inc. (a)	27,600	741,336
FactSet Research Systems, Inc.	56,922	3,902,003
IHS, Inc. Cl. A (a)	10,590	598,229
Mentor Graphics Corp. (a)	33,940	512,494
MICROS Systems, Inc. (a)	40,650	2,645,095
Riverbed Technology, Inc. (a) (b)	28,800	1,163,232
Smart Modular Technologies (a)	82,170	587,515
		10,779,682

Cosmetics & Personal Care — 0.8%
Bare Escentuals, Inc. (a) (b)	73,500	1,827,945

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a) (b)	25,650	262,143
Ingram Micro, Inc. Cl. A (a)	38,300	751,063
LKQ Corp. (a) (b)	93,534	3,255,919
		4,269,125

Diversified Financial — 2.2%
Aberdeen Asset Management PLC GBP	129,428	480,088
Advanta Corp. Cl. B	21,300	584,046
Financial Federal Corp. (b)	64,587	1,809,082
JMP Group, Inc.	51,400	482,132
MF Global Ltd. (a)	14,450	419,050

2

The Nasdaq Stock Market, Inc. (a) (b)	18,500	$697,080
Portfolio Recovery Associates, Inc. (b)	8,850	469,669
		4,941,147

Electric — 0.2%
El Paso Electric Co. (a)	22,000	508,860

Electronics — 0.7%
Benchmark Electronics, Inc. (a)	18,150	433,240
Faro Technologies, Inc. (a)	5,100	225,165
FLIR Systems, Inc. (a) (b)	14,440	799,832
		1,458,237

Energy - Alternate Sources — 0.6%
C. Rokas SA Cl. C EUR	13,914	385,913
Trina Solar Ltd. Sponsored ADR (China) (a) (b)	16,300	928,611
		1,314,524

Engineering & Construction — 1.9%
Chicago Bridge & Iron Co.	79,250	3,412,505
Washington Group International, Inc. (a)	8,100	711,261
		4,123,766

Entertainment — 2.8%
Churchill Downs, Inc.	11,500	574,540
DreamWorks Animation SKG, Inc. Cl. A (a)	25,700	858,894
National CineMedia, Inc.	36,600	819,840
Scientific Games Corp. Cl. A (a)	61,000	2,293,600
Vail Resorts, Inc. (a) (b)	27,300	1,700,517
		6,247,391

Environmental Controls — 0.9%
Stericycle, Inc. (a)	11,020	629,903
Waste Connections, Inc. (a)	40,545	1,287,709
		1,917,612

Gas — 0.2%
UGI Corp.	19,400	504,012

Hand & Machine Tools — 0.2%
Kennametal, Inc.	6,020	505,560

Health Care - Products — 3.6%
AngioDynamics, Inc. (a)	24,190	455,981
Cytyc Corp. (a)	20,390	971,583
Hologic, Inc. (a) (b)	11,090	676,490
Kensey Nash Corp. (a)	18,400	480,424
Kyphon, Inc. (a)	56,300	3,941,000
Mindray Medical International Ltd., ADR (China)	10,250	440,237
Visicu, Inc. (a)	83,000	629,140
Volcano Corp. (a)	18,000	295,920
		7,890,775

Health Care - Services — 2.6%
Community Health Systems, Inc. (a)	18,200	572,208

3

Healthsouth Corp. (a) (b)	14,410	$252,319
Healthways, Inc. (a) (b)	61,100	3,297,567
Icon PLC Sponsored ADR (United Kingdom) (a)	13,837	706,102
Magellan Health Services, Inc. (a)	12,500	507,250
Matria Healthcare, Inc. (a) (b)	15,600	408,096
		5,743,542

Home Furnishing — 0.8%
DTS, Inc. (a) (b)	40,150	1,219,356
TiVo, Inc. (a) (b)	89,700	569,595
		1,788,951

Household Products — 0.6%
Fossil, Inc. (a) (b)	26,380	985,557
Jarden Corp. (a)	12,820	396,651
		1,382,208

Insurance — 2.5%
Allied World Assurance Holdings Ltd.	16,370	849,767
Aspen Insurance Holdings Ltd.	20,700	577,737
Assured Guaranty Ltd.	21,000	570,570
FPIC Insurance Group, Inc. (a)	5,500	236,775
Platinum Underwriters Holdings Ltd.	16,400	589,744
ProAssurance Corp. (a) (b)	26,790	1,443,177
Reinsurance Group of America, Inc.	11,600	658,532
Security Capital Assurance Ltd. (b)	25,100	573,284
		5,499,586

Internet — 6.7%
Blue Nile, Inc. (a) (b)	16,800	1,581,216
Ctrip.com International Ltd. ADR (China)	13,900	720,020
DealerTrack Holdings, Inc. (a)	22,350	936,018
Equinix, Inc. (a) (b)	10,930	969,382
Harris Interactive, Inc. (a)	51,000	219,810
Knot (The), Inc. (a) (b)	56,900	1,209,694
LoopNet, Inc. (a) (b)	94,750	1,946,165
Orbitz Worldwide, Inc. (a)	36,010	406,553
Priceline.com, Inc. (a) (b)	4,940	438,425
S1 Corp. (a)	65,900	596,395
Sapient Corp. (a)	70,700	474,397
Shutterfly, Inc. (a)	17,300	552,043
Sina Corp. (a)	54,550	2,610,218
The TriZetto Group, Inc. (a) (b)	42,430	742,949
Vocus, Inc. (a)	44,500	1,301,180
		14,704,465

Investment Companies — 0.2%
Babcock & Brown Wind Partners AUD	323,977	519,750

Iron & Steel — 0.3%
Cleveland-Cliffs, Inc.	6,700	589,399

Lodging — 1.8%
Gaylord Entertainment Co. (a)	73,400	3,906,348

4

Machinery - Construction & Mining — 2.3%
Bucyrus International, Inc. Cl. A (b)	60,300	$4,397,679
Outotec OYJ EUR	8,883	623,494
		5,021,173

Machinery - Diversified — 0.5%
Flowserve Corp.	13,520	1,029,954

Manufacturing — 1.1%
Acuity Brands, Inc.	10,090	509,343
Hexcel Corp. (a) (b)	24,400	554,124
Smith & Wesson Holding Corp. (a) (b)	67,700	1,292,393
		2,355,860

Media — 0.9%
Central European Media Enterprises Ltd. (a)	1,580	144,902
Charter Communications, Inc. Cl. A (a) (b)	197,700	510,066
Dolan Media Co. (a)	12,800	311,040
LodgeNet Entertainment Corp. (a) (b)	16,600	420,976
NET Servicos de Comunicacao SA, ADR (Brazil) (b)	34,490	571,844
		1,958,828

Mining — 0.2%
Uranium One, Inc. CAD (a) (b)	37,170	489,471

Oil & Gas — 3.6%
Bill Barrett Corp. (a) (b)	67,950	2,677,910
Cabot Oil & Gas Corp.	15,900	559,044
Comstock Resources, Inc. (a)	21,900	675,396
Denbury Resources, Inc. (a)	17,160	766,880
Forest Oil Corp. (a) (b)	12,820	551,773
Newfield Exploration Co. (a)	34,700	1,671,152
OPTI Canada, Inc. CAD (a)	1,000	18,646
OPTI Canada, Inc. CAD (a)	25,400	473,611
Whiting Petroleum Corp. (a)	11,900	528,955
		7,923,367

Oil & Gas Services — 0.9%
Complete Production Services, Inc. (a)	32,160	658,637
Core Laboratories N.V. (a)	6,000	764,340
TETRA Technologies, Inc. (a)	26,000	549,640
		1,972,617

Packaging & Containers — 0.9%
Greif, Inc. Cl. A	8,280	502,430
Owens-Illinois, Inc. (a)	20,770	860,917
Rexam PLC GBP	52,410	586,111
		1,949,458

Pharmaceuticals — 2.3%
Adams Respiratory Therapeutics, Inc. (a) (b)	55,650	2,144,751
Alkermes, Inc. (a) (b)	45,380	834,992
Amylin Pharmaceuticals, Inc. (a) (b)	17,590	879,500
The Medicines Co. (a)	24,770	441,154
Perrigo Co.	29,300	625,555

5

Warner Chilcott Ltd. Cl. A (a)	15,540	$276,146
		5,202,098

Real Estate Investment Trusts (REITS) — 0.4%
American Campus Communities REIT	20,300	594,587
Redwood Trust, Inc. (b)	11,700	388,674
		983,261

Retail — 5.8%
BJ’s Wholesale Club, Inc. (a)	15,140	502,042
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	5,000	590,650
Citi Trends, Inc. (a) (b)	7,080	154,061
Denny’s Corp. (a)	127,400	509,600
Dick’s Sporting Goods, Inc. (a)	18,910	1,269,807
Dollar Tree Stores, Inc. (a)	20,480	830,259
Gamestop Corp. Cl. A (a)	14,390	810,877
Nu Skin Enterprises, Inc. Cl. A	36,900	596,304
O’Reilly Automotive, Inc. (a)	66,990	2,238,136
P.F. Chang’s China Bistro, Inc. (a) (b)	16,800	497,280
Papa John’s International, Inc. (a)	20,300	496,132
Penske Auto Group, Inc. (b)	32,900	665,896
Red Robin Gourmet Burgers, Inc. (a) (b)	26,640	1,142,856
Under Armour, Inc. Cl. A (a) (b)	2,560	153,139
Urban Outfitters, Inc. (a) (b)	23,100	503,580
Zumiez, Inc. (a) (b)	41,000	1,819,170
		12,779,789

Semiconductors — 2.7%
Advanced Analogic Technologies, Inc. (a)	47,540	505,826
Applied Micro Circuits Corp. (a)	126,600	400,056
Cypress Semiconductor Corp. (a)	28,000	817,880
Emulex Corp. (a)	33,560	643,345
Fairchild Semiconductor International, Inc. (a)	1,400	26,152
O2Micro International Ltd. ADR (Cayman Islands) (a)	30,940	478,642
ON Semiconductor Corp. (a) (b)	72,300	908,088
Semtech Corp. (a)	59,140	1,211,187
Varian Semiconductor Equipment Associates, Inc. (a)	8,125	434,850
Verigy Ltd. (a)	18,600	459,606
		5,885,632

Software — 11.5%
Activision, Inc. (a)	31,330	676,415
Allscripts Healthcare Solutions, Inc. (a) (b)	129,600	3,503,088
Ansys, Inc. (a)	27,150	927,716
Blackbaud, Inc.	133,250	3,363,230
Blackboard, Inc. (a) (b)	88,200	4,043,088
BladeLogic, Inc. (a)	34,000	871,760
Cerner Corp. (a) (b)	54,100	3,235,721
Concur Technologies, Inc. (a)	51,000	1,607,520
Eclipsys Corp. (a) (b)	24,300	566,676
EPIQ Systems, Inc. (a) (b)	50,059	942,110
Nuance Communications, Inc. (a) (b)	10,200	196,962
Omnicell, Inc. (a)	45,900	1,309,986
Red Hat, Inc. (a) (b)	74,080	1,471,970
THQ, Inc. (a) (b)	8,635	215,702

6

Trident Microsystems, Inc. (a)	25,500	$405,195
UBISOFT Entertainment EUR (a)	8,570	582,452
VeriFone Holdings, Inc. (a) (b)	18,310	811,682
Verint Systems, Inc. (a)	8,340	216,840
Visual Sciences, Inc. (a)	28,500	411,540
		25,359,653

Storage & Warehousing — 0.5%
Mobile Mini, Inc. (a)	45,550	1,100,488

Telecommunications — 1.3%
ADC Telecommunications, Inc. (a)	35,800	702,038
Foundry Networks, Inc. (a)	14,550	258,554
General Communication, Inc. Cl. A (a)	51,300	622,782
NeuStar, Inc. Cl. A (a) (b)	19,600	672,084
Powerwave Technologies, Inc. (a) (b)	80,500	495,880
Sonus Networks, Inc. (a) (b)	36,000	219,600
		2,970,938

Toys, Games & Hobbies — 0.2%
Marvel Entertainment, Inc. (a) (b)	18,740	439,266

Transportation — 3.0%
J.B. Hunt Transport Services, Inc.	82,650	2,173,695
Kansas City Southern (a) (b)	90,625	2,915,406
Navios Maritime Holdings, Inc.	53,960	709,034
Werner Enterprises, Inc. (b)	27,600	473,340
YRC Worldwide, Inc. (a) (b)	17,100	467,172
		6,738,647

Trucking & Leasing — 0.5%
Aircastle Ltd. (b)	17,870	597,215
GATX Corp.	10,600	453,150
		1,050,365

Water — 0.3%
Companhia de Saneamento de Minas Gerais BRL	37,500	610,749

TOTAL EQUITIES (Cost $164,883,803)		201,722,794

	Number of
	Shares	Market Value
MUTUAL FUND - 2.7%
Investment Companies
iShares Russell 2000 Growth Index Fund (b)	70,920	$6,076,426

TOTAL MUTUAL FUND (Cost $5,601,632)		6,076,426

TOTAL LONG TERM INVESTMENTS (Cost $170,485,435)		207,799,220

7

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 40.9%
Cash Equivalents — 35.2% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$1,423,590	$1,423,590
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	711,796	711,796
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	569,436	569,436
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,708,309	1,708,309
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	427,077	427,077
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	711,796	711,796
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	711,796	711,796
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,847,182	2,847,182
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	711,796	711,796
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	711,796	711,796
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	1,138,873	1,138,873
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	3,843,697	3,843,697
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	854,155	854,155
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	8,114,471	8,114,471
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	2,847,182	2,847,182
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	854,155	854,155
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	569,436	569,436
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	854,155	854,155
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	709,378	709,378
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	7,117,957	7,117,957
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	2,135,387	2,135,387
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	142,359	142,359
Freddie Mac Discount Note
4.515%	10/24/2007	141,879	141,879
Freddie Mac Discount Note
4.527%	11/13/2007	554,218	554,218
Freddie Mac Discount Note
4.557%	10/26/2007	709,193	709,193

8

Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	$1,423,592	$1,423,592
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	9,965,140	9,965,140
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	2,847,182	2,847,182
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	854,155	854,155
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	711,796	711,796
Reserve Primary Money Market Fund (c)
		1,423,592	1,423,592
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	1,423,592	1,423,592
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	711,796	711,796
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	711,796	711,796
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	569,436	569,436
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	1,138,873	1,138,873
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	2,847,182	2,847,182
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	3,464,841	3,464,841
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,423,592	1,423,592
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	1,423,592	1,423,592
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	1,423,592	1,423,592
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	711,796	711,796
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	1,423,592	1,423,592
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	1,423,592	1,423,592
Wells Fargo Bank
5.450%	10/12/2007	711,796	711,796
			77,755,594

Repurchase Agreements — 5.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		12,440,316	12,440,316

TOTAL SHORT-TERM INVESTMENTS (Cost $90,195,910)			90,195,910

TOTAL INVESTMENTS — 135.0% (Cost $260,681,345) (f)			$297,995,130

Other Assets/(Liabilities) — (35.0%)			(77,228,452)

NET ASSETS — 100.0%			$220,766,678

9

Notes to Portfolio of Investments

ADR - American Depository Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $33,296,993. Collateralized by a U.S. Government Agency obligations with a rates ranging from 5.533% to 6.1025%, maturity dates ranging from 01/01/2035 and 01/15/2035, and an aggregate market value, including accrued interest, of $33,955

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Emerging Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 90.7%
COMMON STOCK — 90.7%
Aerospace & Defense — 3.0%
EDO Corp.	3,000	$168,030
Triumph Group, Inc.	4,400	359,524
		527,554

Apparel — 7.0%
Coach, Inc. (a)	3,400	160,718
Crocs, Inc. (a)	10,100	679,225
Deckers Outdoor Corp. (a)	3,200	351,360
Volcom, Inc. (a)	1,500	63,780
		1,255,083

Banks — 0.7%
Signature Bank (a)	2,200	77,506
Sterling Financial Corp.	1,900	51,129
		128,635

Biotechnology — 0.6%
Martek Biosciences Corp. (a)	1,200	34,836
PDL BioPharma, Inc. (a)	1,000	21,610
Regeneron Pharmaceuticals, Inc. (a)	2,600	46,280
		102,726

Chemicals — 1.4%
Terra Industries, Inc. (a)	8,000	250,080

Commercial Services — 6.3%
The Advisory Board Co. (a)	1,700	99,399
AMN Healthcare Services, Inc. (a)	3,400	63,682
Capella Education Co. (a)	4,000	223,640
Emergency Medical Services Corp. Cl. A (a)	200	6,050
Euronet Worldwide, Inc. (a)	2,100	62,517
FTI Consulting, Inc. (a)	5,100	256,581
Huron Consulting Group, Inc. (a)	5,700	413,934
		1,125,803

Computers — 3.8%
BluePhoenix Solutions Ltd. (a)	5,900	108,619
Data Domain, Inc. (a)	2,300	71,185
Riverbed Technology, Inc. (a)	4,000	161,560
Sigma Designs, Inc. (a)	1,800	86,832
Synaptics, Inc. (a)	5,200	248,352
		676,548

Distribution & Wholesale — 0.5%
LKQ Corp. (a)	2,500	87,025

Diversified Financial — 0.5%
Portfolio Recovery Associates, Inc.	1,800	95,526

1

Electronics — 0.6%
Faro Technologies, Inc. (a)	2,600	$114,790

Energy - Alternate Sources — 1.2%
JA Solar Holdings Co., Ltd., Sponsored ADR (Cayman Islands) (a)	4,800	215,760

Engineering & Construction — 0.6%
Aecom Technology Corp. (a)	2,900	101,297

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	2,200	97,944

Foods — 1.3%
Sanderson Farms, Inc.	5,700	237,519

Hand & Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	1,700	131,937

Health Care - Products — 4.8%
Align Technology, Inc. (a)	14,800	374,884
ArthoCare Corp. (a)	2,900	162,081
Conceptus, Inc. (a)	2,700	51,246
Cynosure, Inc. Cl. A (a)	2,900	107,010
Mindray Medical International Ltd., ADR (China)	2,000	85,900
Wright Medical Group, Inc. (a)	2,900	77,778
		858,899

Health Care - Services — 2.6%
Icon PLC Sponsored ADR (United Kingdom) (a)	3,000	153,090
WellCare Health Plans, Inc. (a)	2,900	305,747
		458,837

Insurance — 1.7%
Amerisafe, Inc. (a)	2,344	38,770
Castlepoint Holdings Ltd.	4,700	54,050
Delphi Financial Group, Inc. Cl. A	2,700	109,134
Meadowbrook Insurance Group, Inc. (a)	3,200	28,832
United Fire & Casualty Co.	1,900	74,271
		305,057

Internet — 8.8%
Blue Coat Systems, Inc. (a)	5,800	456,808
Navisite, Inc. (a)	11,600	101,964
Priceline.com, Inc. (a)	5,800	514,750
Shutterfly, Inc. (a)	5,400	172,314
Vasco Data Security International, Inc. (a)	6,800	240,108
Vocus, Inc. (a)	2,900	84,796
		1,570,740

Leisure Time — 1.2%
Life Time Fitness, Inc. (a)	2,200	134,948
WMS Industries, Inc. (a)	2,500	82,750
		217,698

2

Machinery - Construction & Mining — 0.8%
Astec Industries, Inc. (a)	2,400	$137,880

Machinery - Diversified — 1.1%
Chart Industries, Inc. (a)	4,100	131,856
Flow International Corp. (a)	8,200	72,324
		204,180

Manufacturing — 1.2%
Ceradyne, Inc. (a)	1,600	121,184
Hexcel Corp. (a)	3,700	84,027
		205,211

Metal Fabricate & Hardware — 1.6%
Dynamic Materials Corp.	3,200	153,248
Haynes International, Inc. (a)	1,600	136,592
		289,840

Oil & Gas — 1.8%
Atwood Oceanics, Inc. (a)	4,100	313,896

Oil & Gas Services — 8.9%
Cal Dive International, Inc. (a)	6,000	90,000
CARBO Ceramics, Inc.	1,500	76,095
Dawson Geophysical Co. (a)	3,800	294,538
Flotek Industries, Inc. (a)	10,900	481,235
ION Geophysical Corp. (a)	6,400	88,512
Oceaneering International, Inc. (a)	2,600	197,080
T-3 Energy Services, Inc. (a)	2,600	110,864
W-H Energy Services, Inc. (a)	3,500	258,125
		1,596,449

Pharmaceuticals — 2.0%
Abraxis BioScience, Inc.	1,400	31,962
Acadia Pharmaceuticals, Inc. (a)	1,600	24,080
Angiotech Pharmaceuticals, Inc. (a)	3,400	21,318
Medarex, Inc. (a)	4,700	66,552
Penwest Pharmaceuticals Co. (a)	7,200	79,272
United Therapeutics Corp. (a)	2,100	139,734
		362,918

Retail — 5.9%
BJ’s Restaurants, Inc. (a)	2,000	42,100
Chipotle Mexican Grill, Inc. Cl. A (a)	4,100	484,333
Citi Trends, Inc. (a)	1,600	34,816
First Cash Financial Services, Inc. (a)	5,100	119,442
Hibbett Sports, Inc. (a)	4,300	106,640
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,100	39,543
Under Armour, Inc. Cl. A (a)	1,900	113,658
Zumiez, Inc. (a)	2,400	106,488
		1,047,020

Semiconductors — 2.6%
Microsemi Corp. (a)	5,800	161,704
Monolithic Power Systems, Inc. (a)	7,500	190,500
Varian Semiconductor Equipment Associates, Inc. (a)	2,050	109,716
		461,920

3

Software — 5.9%
Concur Technologies, Inc. (a)	6,000	$189,120
Double-Take Software, Inc. (a)	5,500	105,105
Informatica Corp. (a)	6,400	100,480
Omniture, Inc. (a)	4,000	121,280
Synchronoss Technologies, Inc. (a)	8,000	336,480
Taleo Corp., Cl. A (a)	3,500	88,935
VeriFone Holdings, Inc. (a)	2,600	115,258
		1,056,658

Telecommunications — 4.4%
Acme Packet, Inc. (a)	4,000	61,680
Anixter International, Inc. (a)	4,600	379,270
Aruba Networks, Inc. (a)	4,000	80,000
Atheros Communications, Inc. (a)	3,000	89,910
NTELOS Holdings Corp.	2,300	67,758
Powerwave Technologies, Inc. (a)	4,700	28,952
ShoreTel, Inc. (a)	5,600	80,192
		787,762

Transportation — 6.6%
Diana Shipping, Inc.	6,200	176,700
DryShips, Inc.	5,800	526,930
Genco Shipping & Trading Ltd.	3,500	229,355
Knight Transportation, Inc.	3,400	58,514
TBS International Ltd. (a)	4,600	189,750
		1,181,249

TOTAL EQUITIES (Cost $12,642,972)		16,204,441

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 7.5%
Repurchase Agreements
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (b)	$1,331,850	$1,331,850

TOTAL SHORT-TERM INVESTMENTS (Cost $1,331,850)		1,331,850

TOTAL INVESTMENTS — 98.2% (Cost $13,974,822) (c)		$17,536,291

Other Assets/(Liabilities) — 1.8%		329,458

NET ASSETS — 100.0%		$17,865,749

4

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Maturity value of $1,332,183.  Collateralized by a U.S. Government Agency obligation with a rate of 4.75%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $1,359,821.

(c)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Asset Allocation Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 68.7%
COMMON STOCK — 68.7%
Advertising — 0.3%
Getty Images, Inc. (a)	12,800	$356,352
Omnicom Group, Inc.	9,000	432,810
		789,162

Aerospace & Defense — 1.2%
Alliant Techsystems, Inc. (a)	200	21,860
Boeing Co.	10,800	1,133,892
United Technologies Corp.	24,900	2,003,952
		3,159,704

Agriculture — 0.8%
Altria Group, Inc.	33,300	2,315,349

Airlines — 0.1%
Southwest Airlines Co.	24,800	367,040

Apparel — 0.4%
Coach, Inc. (a)	7,400	349,798
Hanesbrands, Inc. (a)	30,750	862,845
		1,212,643

Auto Manufacturers — 0.7%
Ford Motor Co. (a) (b)	141,300	1,199,637
General Motors Corp. (b)	17,500	642,250
		1,841,887

Automotive & Parts — 0.3%
Johnson Controls, Inc.	6,700	791,337

Banks — 2.9%
Capital One Financial Corp.	11,500	763,945
Fifth Third Bancorp (b)	23,000	779,240
SunTrust Banks, Inc.	9,400	711,298
Wachovia Corp.	68,626	3,441,594
Wells Fargo & Co.	61,800	2,201,316
		7,897,393

Beverages — 1.5%
Anheuser-Busch Cos., Inc.	6,400	319,936
The Coca-Cola Co.	18,000	1,034,460
PepsiCo, Inc.	37,000	2,710,620
		4,065,016

Biotechnology — 1.1%
Genentech, Inc. (a)	33,100	2,582,462
Millennium Pharmaceuticals, Inc. (a)	55,800	566,370
		3,148,832

Building Materials — 0.3%
American Standard Cos., Inc.	13,600	484,432

Owens Corning, Inc. (a) (b)	11,800	$295,590
		780,022

Chemicals — 0.6%
Potash Corp. of Saskatchewan (b)	15,900	1,680,630

Coal — 0.3%
Arch Coal, Inc.	21,700	732,158

Commercial Services — 0.1%
Moody’s Corp.	7,900	398,160

Computers — 3.7%
Affiliated Computer Services, Inc. Cl. A (a)	9,200	462,208
Apple, Inc. (a)	2,600	399,204
Brocade Communications Systems, Inc. (a)	141,400	1,210,384
Cognizant Technology Solutions Corp. Cl. A (a)	4,200	335,034
Dell, Inc. (a)	47,200	1,302,720
Hewlett-Packard Co.	10,400	517,816
Qimonda AG ADR (Germany) (a) (b)	34,800	393,240
SanDisk Corp. (a) (b)	54,400	2,997,440
Seagate Technology	73,400	1,877,572
Sun Microsystems, Inc. (a) (b)	106,300	596,343
		10,091,961

Cosmetics & Personal Care — 0.1%
Avon Products, Inc.	7,400	277,722

Diversified Financial — 3.9%
AmeriCredit Corp. (a) (b)	17,000	298,860
Fannie Mae	26,100	1,587,141
Freddie Mac	17,100	1,009,071
The Goldman Sachs Group, Inc.	6,200	1,343,788
IndyMac Bancorp, Inc. (b)	35,100	828,711
JP Morgan Chase & Co.	65,700	3,010,374
Lehman Brothers Holdings, Inc. (b)	13,600	839,528
SLM Corp.	36,600	1,817,922
		10,735,395

Electric — 0.9%
AES Corp. (a)	17,800	356,712
Allegheny Energy, Inc. (a)	7,300	381,498
CMS Energy Corp.	32,300	543,286
Edison International	20,100	1,114,545
		2,396,041

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	10,400	553,488
Energizer Holdings, Inc. (a)	3,700	410,145
		963,633

Electronics — 0.9%
Agilent Technologies, Inc. (a) (b)	14,600	538,448
Flextronics International Ltd. (a)	64,800	724,464
Jabil Circuit, Inc.	49,600	1,132,864
		2,395,776

Engineering & Construction — 0.9%
Fluor Corp. (b)	16,800	$2,418,864

Foods — 1.8%
Campbell Soup Co.	10,100	373,700
Kraft Foods, Inc. Cl. A	43,944	1,516,508
Sara Lee Corp.	105,600	1,762,464
Sysco Corp.	8,900	316,751
Unilever NV NY Shares (Netherlands)	33,000	1,018,050
		4,987,473

Health Care - Products — 1.3%
Baxter International, Inc.	41,400	2,329,992
Kyphon, Inc. (a)	1,300	91,000
Medtronic, Inc.	21,300	1,201,533
		3,622,525

Health Care - Services — 1.2%
DaVita, Inc. (a)	20,100	1,269,918
UnitedHealth Group, Inc.	44,500	2,155,135
		3,425,053

Home Builders — 0.1%
Lennar Corp. Cl. A (b)	9,400	212,910

Household Products — 0.2%
Fortune Brands, Inc.	4,900	399,301
Jarden Corp. (a)	5,100	157,794
		557,095

Insurance — 3.2%
AFLAC, Inc.	11,300	644,552
Ambac Financial Group, Inc. (b)	23,500	1,478,385
American International Group, Inc.	32,700	2,212,155
Berkshire Hathaway, Inc. Cl. A (a)	7	829,570
Marsh & McLennan Cos., Inc.	48,700	1,241,850
MBIA, Inc. (b)	17,000	1,037,850
Progressive Corp.	21,900	425,079
RenaissanceRe Holdings Ltd.	8,000	523,280
XL Capital Ltd. Cl. A	4,700	372,240
		8,764,961

Internet — 3.0%
eBay, Inc. (a)	54,800	2,138,296
Google, Inc. Cl. A (a)	8,200	4,651,614
Yahoo!, Inc. (a)	52,300	1,403,732
		8,193,642

Investment Companies — 0.2%
American Capital Strategies Ltd. (b)	15,000	640,950

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	2,800	307,860

Leisure Time — 0.1%
Carnival Corp.	6,200	$300,266

Lodging — 0.7%
Las Vegas Sands Corp. (a)	11,000	1,467,620
Starwood Hotels & Resorts Worldwide, Inc.	7,200	437,400
		1,905,020

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	4,700	368,621

Manufacturing — 3.8%
Cooper Industries Ltd. Cl. A	11,200	572,208
Danaher Corp.	17,600	1,455,696
General Electric Co.	131,800	5,456,520
Illinois Tool Works, Inc.	33,400	1,991,976
Leggett & Platt, Inc.	21,200	406,192
Siemens AG Sponsored ADR (Germany)	5,000	686,250
		10,568,842

Media — 1.6%
CBS Corp. Cl. B	31,700	998,550
Citadel Broadcasting Corp.	4,239	17,634
Comcast Corp. Cl. A (a)	16,650	402,597
Time Warner Cable, Inc. Cl. A (a)	10,600	347,680
Time Warner, Inc.	25,700	471,852
Viacom, Inc. Cl. B (a)	9,500	370,215
The Walt Disney Co.	55,200	1,898,328
		4,506,856

Mining — 1.0%
Alcoa, Inc.	10,400	406,848
Barrick Gold Corp.	31,900	1,284,932
Freeport-McMoran Copper & Gold, Inc.	4,900	513,961
Newmont Mining Corp.	11,900	532,287
		2,738,028

Oil & Gas — 2.7%
Anadarko Petroleum Corp.	8,400	451,500
Chevron Corp.	8,000	748,640
ConocoPhillips	7,100	623,167
EOG Resources, Inc. (b)	4,200	303,786
Exxon Mobil Corp.	17,200	1,592,032
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	46,200	3,796,716
		7,515,841

Oil & Gas Services — 2.6%
Baker Hughes, Inc.	15,500	1,400,735
BJ Services Co. (b)	44,400	1,178,820
Schlumberger Ltd.	29,200	3,066,000
Weatherford International Ltd. (a)	24,100	1,619,038
		7,264,593

Pharmaceuticals — 4.9%
Allergan, Inc.	23,900	$1,540,833
AstraZeneca PLC Sponsored ADR (United Kingdom)	53,600	2,683,752
Bristol-Myers Squibb Co.	33,200	956,824
Forest Laboratories, Inc. (a)	58,100	2,166,549
ImClone Systems, Inc. (a) (b)	30,900	1,277,406
Pfizer, Inc.	40,300	984,529
Sanofi-Aventis Sponsored ADR (France) (b)	35,300	1,497,426
Sepracor, Inc. (a)	22,100	607,750
Teva Pharmaceutical Sponsored ADR (Israel)	23,200	1,031,704
Wyeth	14,700	654,885
		13,401,658

Real Estate Investment Trusts (REITS) — 0.2%
Douglas Emmett, Inc. REIT	10,500	259,665
Host Hotels & Resorts, Inc. REIT (b)	8,700	195,228
		454,893

Retail — 4.2%
Best Buy Co., Inc.	38,800	1,785,576
The Cheesecake Factory (a)	2,400	56,328
Costco Wholesale Corp.	5,100	312,987
The Home Depot, Inc.	24,600	798,024
Lowe’s Companies, Inc.	107,400	3,009,348
McDonald’s Corp.	9,900	539,253
Starbucks Corp. (a)	32,900	861,980
Target Corp.	61,500	3,909,555
Urban Outfitters, Inc. (a) (b)	18,900	412,020
		11,685,071

Savings & Loans — 1.4%
Hudson City Bancorp, Inc.	81,300	1,250,394
Washington Mutual, Inc.	74,600	2,634,126
		3,884,520

Semiconductors — 4.0%
Altera Corp.	35,700	859,656
Applied Materials, Inc.	117,600	2,434,320
ASML Holding NV (a) (b)	15,900	522,474
Intel Corp.	64,400	1,665,384
KLA-Tencor Corp. (b)	41,200	2,298,136
Lam Research Corp. (a)	9,200	489,992
Linear Technology Corp. (b)	10,500	367,395
Micron Technology, Inc. (a)	52,000	577,200
Silicon Laboratories, Inc. (a) (b)	10,900	455,184
Xilinx, Inc.	53,100	1,388,034
		11,057,775

Software — 2.6%
Cerner Corp. (a) (b)	8,100	484,461
Microsoft Corp.	159,700	4,704,762
Paychex, Inc.	12,700	520,700
SAP AG Sponsored ADR (Germany) (b)	15,000	880,050
VeriFone Holdings, Inc. (a) (b)	11,000	487,630
		7,077,603

Telecommunications — 5.0%
American Tower Corp. Cl. A (a)	15,200	$661,808
AT&T, Inc.	36,300	1,535,853
Cisco Systems, Inc. (a)	158,400	5,244,624
Corning, Inc.	32,800	808,520
Level 3 Communications, Inc. (a) (b)	243,400	1,131,810
Polycom, Inc. (a)	12,700	341,122
Qualcomm, Inc.	53,400	2,256,684
Time Warner Telecom, Inc. Cl. A (a)	57,200	1,256,684
Verizon Communications, Inc.	9,400	416,232
		13,653,337

Transportation — 1.3%
FedEx Corp.	6,500	680,875
United Parcel Service, Inc. Cl. B	40,100	3,011,510
		3,692,385

TOTAL COMMON STOCK (Cost $173,159,957)		189,246,503

TOTAL EQUITIES (Cost $173,159,957)		189,246,503

		Principal
		Amount	Market Value
BONDS & NOTES — 29.5%
ASSET BACKED SECURITIES — 1.6%
Airlines — 0.0%
Delta Air Lines, Inc., Series 2002-1, Class G2
6.417%	07/02/2012	$125,000	$127,656

Automobile ABS — 0.8%
AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A4A
5.550%	04/07/2014	50,000	49,829
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A
5.560%	06/06/2014	50,000	50,344
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.230%	12/15/2011	50,000	50,126
CPS Auto Trust, Series 2006-C, Class A4 (c)
5.140%	06/15/2013	349,999	347,735
CPS Auto Trust, Series 2007-A, Class A4 (c)
5.050%	11/15/2013	325,000	322,208
CPS Auto Trust, Series 2007-TFC, Class A2 (c)
5.250%	12/15/2013	174,999	175,710
Drive Auto Receivables Trust, Series 2006-2, Class A3 (c)
5.330%	04/15/2014	175,000	176,203
Prestige Auto Receivables Trust, Series 2005-1A, Class A2. (c)
4.370%	06/15/2012	737,071	732,349
Rental Car Finance Corp., Series 2005-1A, Class A2 (c)
4.590%	06/25/2011	250,000	246,953
			2,151,457

Commercial MBS — 0.1%
Crown Castle Towers LLC, Series 2006-1A, Class E (c)
6.065%	11/15/2036	$290,000	$279,173

Credit Card ABS — 0.6%
Advanta Business Card Master Trust, Series 2005-A2, Class A2 FRN
5.626%	05/20/2013	500,000	497,656
MBNA Credit Card Master Note Trust, Series 2002-1C, Class C
6.800%	07/15/2014	1,000,000	1,007,813
			1,505,469

Home Equity ABS — 0.1%
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A6
5.657%	03/25/2034	175,000	170,641
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class 1A3
6.030%	05/25/2037	175,000	170,826
			341,467

Other ABS — 0.0%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B1
6.870%	04/25/2037	75,000	38,175

TOTAL ASSET BACKED SECURITIES (Cost $4,531,947)			4,443,397

CORPORATE DEBT — 9.0%
Advertising — 0.1%
RH Donnelley Corp.
6.875%	01/15/2013	350,000	330,750

Auto Manufacturers — 0.3%
Ford Motor Co.
4.250%	12/15/2036	442,000	516,587
Ford Motor Co.
7.450%	07/16/2031	50,000	39,250
General Motors Corp. (b)
7.125%	07/15/2013	400,000	367,000
			922,837

Banking, Savings & Loans — 0.1%
Bac Capital Trust XIII
6.094%	06/15/2012	340,000	317,167

Banks — 1.0%
Banco Mercantil Del Nort VRN (c)
6.862%	10/13/2021	160,000	159,708
Barclays Bank PLC (c)
7.434%	12/15/2049	300,000	318,804

Barclays Bank PLC FRN (c)
6.860%	06/15/2049	$130,000	$127,309
Chuo Mitsui Trust & Banking Co. Ltd. (The) VRN (c)
5.506%	12/15/2049	180,000	166,147
CoBank ACB FRN (c)
6.325%	06/15/2022	195,000	194,970
HSBK Europe BV (c)
7.250%	05/03/2017	190,000	190,937
HSBK Europe BV (c)
7.750%	05/13/2013	100,000	99,270
Royal Bank of Scotland Group PLC
7.640%	09/29/2017	100,000	102,735
Royal Bank of Scotland Group PLC VRN (c)
8.162%	10/05/2017	100,000	101,871
Santander Issuances VRN (c)
5.805%	06/20/2016	200,000	202,560
Standard Chartered Bank/United Kingdom (c)
6.400%	09/26/2017	140,000	140,212
Unicredito Luxem Finance VRN (c)
6.310%	01/13/2017	200,000	201,493
US AgBank FCB VRN (c)
6.110%	07/10/2049	345,000	348,364
Wells Fargo & Co.
3.500%	04/04/2008	50,000	49,496
Zions Bancorp
5.500%	11/16/2015	245,000	235,273
			2,639,149

Chemicals — 0.0%
Rohm & Haas Co.
6.000%	09/15/2017	70,000	70,204

Diversified Financial — 1.7%
American General Finance Corp.
6.500%	09/15/2017	50,000	50,633
Capital One Financial Corp.
4.800%	02/21/2012	170,000	163,049
Capital One Financial Corp.
6.250%	11/15/2013	230,000	228,196
Charles Schwab Corp. (The)
6.375%	09/01/2017	50,000	49,635
Countrywide Financial Corp.
5.800%	06/07/2012	150,000	140,593
Countrywide Financial Corp.
6.250%	05/15/2016	130,000	117,645
Countrywide Home Loans, Inc.
5.625%	07/15/2009	10,000	9,392
Countrywide Home Loans, Inc.
6.250%	04/15/2009	15,000	14,260
Ford Motor Credit Co.
8.625%	11/01/2010	250,000	247,841
GMAC LLC
6.625%	05/15/2012	350,000	326,587
Goldman Sachs Group, Inc.
5.250%	04/01/2013	200,000	196,386

Goldman Sachs Group, Inc.
6.250%	09/01/2017	$375,000	$383,209
International Lease Finance Corp.
5.000%	04/15/2010	125,000	124,467
JP Morgan Chase Capital XVIII
6.950%	08/17/2036	160,000	157,284
JP Morgan Chase Capital XX
6.550%	09/29/2036	30,000	28,024
Lehman Brothers Holdings, Inc.
5.750%	04/25/2011	520,000	521,779
Lehman Brothers Holdings, Inc.
6.500%	07/19/2017	100,000	101,344
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	215,000	213,274
Merrill Lynch & Co., Inc.
6.110%	01/29/2037	305,000	287,068
MUFG Capital Finance 1 Ltd. FRN
6.346%	07/29/2049	125,000	118,821
PCCW Capital Ltd. (c)
8.000%	11/15/2011	160,000	173,826
Private Export Fund
5.000%	12/15/2016	200,000	200,183
QBE Capital Funding II, LP (c)
6.797%	12/01/2049	260,000	254,947
Residential Capital Corp.
7.500%	04/17/2013	150,000	121,125
Residential Capital Corp. FRN
7.460%	04/17/2009	60,000	51,000
SLM Corp.
5.000%	04/15/2015	100,000	83,871
SMFG Preferred Capital VRN (c)
6.078%	07/25/2049	120,000	110,963
Toll Brothers Finance Corp.
5.150%	05/15/2015	5,000	4,282
Twin Reefs FRN (c)
6.320%	01/10/2049	200,000	158,498
			4,638,182

Electric — 0.4%
AES Corp. (The)
9.375%	09/15/2010	650,000	685,750
Appalachian Power Co.
5.550%	04/01/2011	75,000	74,842
Edison Mission Energy
7.500%	06/15/2013	50,000	51,250
Energy East Corp.
6.750%	07/15/2036	125,000	127,581
Pacific Gas & Electric
4.200%	03/01/2011	50,000	48,352
Taqa Abu Dhabi National (c)
5.875%	10/27/2016	100,000	99,690
Virginia Electric and Power Co.
5.950%	09/15/2017	25,000	24,964
			1,112,429

Environmental Controls — 0.2%
Allied Waste North America, Inc.
6.125%	02/15/2014	$575,000	$558,469

Foods — 0.2%
Albertson’s, Inc.
7.250%	05/01/2013	525,000	528,316
Delhaize America, Inc., (c)
6.500%	06/15/2017	25,000	25,213
Kroger Co. (The)
6.400%	08/15/2017	60,000	61,181
			614,710

Health Care - Products — 0.0%
Boston Scientific
7.000%	11/15/2035	40,000	34,700

Health Care - Services — 0.1%
Tenet Healthcare Corp.
9.875%	07/01/2014	300,000	274,500

Holding Company - Diversified — 0.3%
Capmark Financial Group, Inc. (c)
5.875%	05/10/2012	50,000	45,536
Capmark Financial Group, Inc. FRN (c)
6.030%	05/10/2010	630,000	587,436
JSG Funding PLC
7.750%	04/01/2015	300,000	292,500
			925,472

Home Builders — 0.1%
Centex Corp.
5.250%	06/15/2015	55,000	46,790
Centex Corp.
6.500%	05/01/2016	20,000	18,243
K. Hovnanian Enterprises
7.500%	05/15/2016	200,000	159,000
MDC Holdings, Inc.
5.375%	07/01/2015	40,000	35,985
Toll Brothers, Inc.
4.950%	03/15/2014	15,000	13,151
Toll Brothers, Inc.
5.950%	09/15/2013	10,000	9,204
			282,373

Insurance — 1.0%
Ace Ina Holdings
6.700%	05/15/2036	70,000	72,079
Allstate Corp. (The)
6.125%	05/15/2037	95,000	93,144
Allstate Financial Global Funding (c)
4.250%	09/10/2008	680,000	675,120
Assured Guaranty US Holdings, Inc. VRN
6.400%	12/15/2066	35,000	34,332
AXA SA (a) (c)
6.379%	06/14/2049	150,000	135,245

Catlin Insurance Co., Ltd. (c)
7.249%	07/19/2049	$270,000	$254,669
CNA Financial Corp.
7.250%	11/15/2023	75,000	77,547
Liberty Mutual Group, Inc. (c)
6.500%	03/15/2035	205,000	187,011
Liberty Mutual Group, Inc. (c)
7.500%	08/15/2036	25,000	25,626
Liberty Mutual Group, Inc. (c)
7.800%	03/15/2037	170,000	165,446
Lincoln National Corp.
6.200%	12/15/2011	160,000	165,809
Monumental Global Funding III FRN (c)
5.560%	01/15/2014	170,000	165,525
Nationwide Financial Services
6.750%	05/15/2037	150,000	144,637
North Front VRN (c)
5.810%	12/15/2024	250,000	243,264
XL Capital Ltd.
6.500%	10/15/2017	270,000	252,187
			2,691,641

Lodging — 0.3%
Boyd Gaming Corp.
6.750%	04/15/2014	650,000	637,000
Wyndham Worldwide Corp.
6.000%	12/01/2016	80,000	77,477
			714,477

Machinery - Construction & Mining — 0.0%
Atlas Copco AB (c)
5.600%	05/22/2017	50,000	49,342

Manufacturing — 0.1%
General Electric Co.
5.000%	02/01/2013	125,000	123,908
Tyco International Group SA
6.875%	01/15/2029	45,000	45,169
Tyco International Group SA
7.000%	06/15/2028	25,000	27,188
			196,265

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (c)
8.375%	04/30/2014	425,000	427,125
Comcast Corp.
5.875%	02/15/2018	60,000	59,018
Comcast Corp.
6.450%	03/15/2037	55,000	54,298
Comcast Corp.
6.950%	08/15/2037	50,000	52,480
Cox Communications, Inc.
7.750%	11/01/2010	50,000	53,284

News America, Inc.
6.400%	12/15/2035	$90,000	$86,918
Nielsen Finance LLC/Nielsen Finance Co.
10.000%	08/01/2014	175,000	185,062
Time Warner, Inc.
7.625%	04/15/2031	160,000	174,030
Viacom, Inc.
6.875%	04/30/2036	70,000	69,708
			1,161,923

Mining — 0.0%
Freeport-McMoran Copper & Gold, Inc.
6.875%	02/01/2014	35,000	35,612

Oil & Gas — 0.4%
Apache Corp.
6.000%	01/15/2037	50,000	48,130
Canadian Natural Resources Ltd.
5.700%	05/15/2017	125,000	122,022
Enterprise Products Operating LP
5.600%	10/15/2014	100,000	97,954
Enterprise Products Operating LP
6.875%	03/01/2033	100,000	102,238
EOG Resources, Inc.
5.875%	09/15/2017	25,000	24,992
Gaz Capital SA (c)
6.510%	03/07/2022	100,000	98,990
Husky Energy, Inc.
6.800%	09/15/2037	210,000	215,499
Marathon Oil Corp.
6.600%	10/01/2037	130,000	132,918
Petrobras International Finance Co.
6.125%	10/06/2016	60,000	60,461
XTO Energy, Inc.
6.100%	04/01/2036	125,000	120,907
			1,024,111

Packaging & Containers — 0.1%
Jefferson Smurfit Corp.
7.500%	06/01/2013	300,000	290,250

Pharmaceuticals — 0.3%
AstraZeneca PLC
5.400%	09/15/2012	320,000	322,516
Cardinal Health, Inc. (c)
5.800%	10/15/2016	100,000	98,446
Hospira, Inc.
5.550%	03/30/2012	40,000	39,953
Schering-Plough Corp.
		1,500	415,500
			876,415

Pipelines — 0.4%
Gulfstream Natural Gas System LLC (c)
6.190%	11/01/2025	250,000	246,036

Kinder Morgan Energy Partners LP
5.125%	11/15/2014	$65,000	$61,821
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	145,000	143,357
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	60,000	57,425
Southern Natural Gas Co. (c)
5.900%	04/01/2017	160,000	155,711
The Williams Companies, Inc.
8.125%	03/15/2012	300,000	323,250
			987,600

Real Estate Investment Trusts (REITS) — 0.2%
Brandywine Operating Partnership LP REIT
5.700%	05/01/2017	100,000	93,480
Developers Diversified Realty Corp. REIT
5.000%	05/03/2010	150,000	149,980
Kimco Realty Corp. REIT
4.820%	06/01/2014	50,000	47,541
Prologis REIT
5.250%	11/15/2010	170,000	169,412
Prologis REIT
5.625%	11/15/2015	45,000	43,128
Simon Property Group LP REIT
5.875%	03/01/2017	100,000	97,772
			601,313

Regional (State & Province) — 0.1%
New Brunswick Province ADR (Canada)
5.200%	02/21/2017	120,000	120,799

Retail — 0.2%
Costco Wholesale Corp.
5.300%	03/15/2012	300,000	300,933
CVS Corp. (c)
5.298%	01/11/2027	30,472	28,415
Federated Retail Holding
6.375%	03/15/2037	60,000	54,861
Home Depot, Inc. FRN
5.819%	12/16/2009	170,000	167,789
Limited Brands, Inc.
6.900%	07/15/2017	15,000	15,072
			567,070

Savings & Loans — 0.3%
Independence Community Bank Corp.
4.900%	09/23/2010	170,000	165,802
Washington Mutual Preferred Funding II
6.665%	03/15/2049	500,000	430,903
Washington Mutual, Inc.
5.000%	03/22/2012	50,000	48,310
Washington Mutual, Inc.
5.250%	09/15/2017	75,000	68,824
			713,839

Sovereign — 0.0%
Swedish Export Credit ADR (Sweden)
5.125%	03/01/2017	$120,000	$118,637

Telecommunications — 0.7%
Cisco Systems, Inc.
5.250%	02/22/2011	50,000	50,465
Dobson Cellular Systems
9.875%	11/01/2012	150,000	162,000
Intelsat Subsidiary Holding Co. Ltd.
8.250%	01/15/2013	75,000	76,125
New Cingular Wireless Services, Inc.
8.750%	03/01/2031	25,000	31,651
Nextel Communications, Inc.
6.875%	10/31/2013	105,000	105,420
Qwest Capital Funding, Inc. (b)
7.250%	02/15/2011	150,000	150,750
Qwest Communications International, Inc.
7.250%	02/15/2011	275,000	278,094
SBC Communications, Inc.
5.625%	06/15/2016	50,000	49,575
Sprint Capital
8.750%	03/15/2032	130,000	149,076
Telecom Italia Capital SA ADR (Italy)
7.200%	07/18/2036	55,000	58,204
US Unwired, Inc.
10.000%	06/15/2012	320,000	343,153
Valor Telecommunications Enterprises LLC/Finance Corp.
7.750%	02/15/2015	150,000	157,211
Verizon Communications, Inc.
5.500%	04/01/2017	210,000	205,763
			1,817,487

TOTAL CORPORATE DEBT (Cost $24,856,178)			24,687,723

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Commercial MBS — 0.9%
American Tower Trust, Series 2007-1A, Class AFX (c)
5.420%	04/15/2037	75,000	74,548
American Tower Trust, Series 2007-1A, Class B (c)
5.537%	04/15/2037	50,000	48,880
American Tower Trust, Series 2007-1A, Class D (c)
5.957%	04/15/2037	400,000	342,980
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3
4.499%	11/15/2037	180,000	174,098
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3
4.813%	02/15/2038	125,000	121,755
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A1
5.988%	04/15/2034	15,362	15,338

GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2
6.465%	04/15/2034	$250,000	$257,760
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112%	01/11/2017	697,631	681,729
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
5.875%	04/15/2045	50,000	50,926
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4
6.462%	03/15/2031	600,000	623,487
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A2
5.202%	01/12/2044	125,000	124,425
			2,515,926

Credit Card ABS — 0.3%
MBNA Credit Card Master Note Trust, Series 2003-1C, Class C
7.020%	06/15/2012	325,000	327,505
MBNA Credit Card Master Note Trust, Series 2003-3C, Class C
2.450%	10/15/2010	325,000	324,289
Washington Mutual Master Note Trust, Series 2006-A2A, Class A (c)
5.803%	06/15/2015	100,000	98,937
			750,731

Home Equity ABS — 0.2%
GMAC Mortgage Corp. Loan Trust, Series 2007-HE2, Class A3
6.193%	12/25/2037	250,000	242,422
GSAA Trust, Series 2006-7, Class AF5A, Step-Up
6.205%	03/25/2046	50,000	48,953
Home Equity Mortgage Trust, Series 2006-3, Class A1
5.472%	09/25/2036	26,272	24,515
Irwin Home Equity Corp., Series 2006-P1, Class 2A4, 144A (c)
5.800%	06/25/2037	275,000	271,734
			587,624

WL Collateral CMO — 2.9%
Bear Stearns Asset Backed Securities Trust, Series 2005-AC3, Class 2A1
5.250%	06/25/2020	109,023	108,828
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A9
5.750%	03/25/2037	239,857	239,352
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1
5.909%	06/25/2047	166,844	165,534
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4A1
5.999%	06/25/2047	237,003	232,837

Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B VRN
5.943%	09/20/2036	$38,290	$38,257
CS First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1
5.000%	09/25/2018	90,469	87,951
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1
5.000%	08/25/2020	46,564	45,279
CSAB Mortgage Backed Trust, Series 2006-2, Class A6A
5.720%	09/25/2036	350,000	335,781
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1
6.500%	08/25/2037	257,391	260,834
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 2A1 VRN
5.995%	02/25/2036	774,889	761,268
Indymac Index Mortgage Loan Trust, Series 2006-AR5, Class 2A1 VRN
5.859%	05/25/2036	89,543	87,671
J.P.Morgan Alternative Loan Trust, Series 2006-S3, Class A6
6.120%	08/25/2036	375,000	378,717
Lehman Mortgage Trust, Series 2007-7, Class 6A4
7.000%	07/25/2037	49,260	49,875
Lehman Mortgage Trust, Series 2007-8, Class 3A1
7.250%	08/25/2037	347,455	353,323
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1
4.750%	06/25/2019	275,797	265,817
Residential Accredit Loans, Inc., Series 2007-GS11, Class A1
7.000%	10/25/2037	375,000	375,938
Residential Accredit Loans, Inc., Series 2007-QS9, Class A33
6.500%	07/25/2037	73,883	72,867
Residential Asset Securitization Trust, Series 2004-A6, Class A1
5.000%	08/25/2019	585,516	569,314
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A1F
8.470%	04/25/2037	40,792	38,752
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1
5.939%	05/25/2036	343,680	337,639
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY5, Class 3A1
5.828%	05/25/2037	770,852	754,743
Washington Mutual, Inc., Series 2003-S2, Class A1
5.000%	05/25/2018	267,900	260,466
Washington Mutual, Inc., Series 2003-S6, Class 2A3
4.750%	07/25/2018	200,749	193,497
Washington Mutual, Inc., Series 2003-S7, Class A1
4.500%	08/25/2018	70,121	66,998

Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1 FRN
5.663%	10/25/2036	$759,975	$753,287
Wells Fargo Mortgage Backed Securities Trust, Series 2003-16, Class 2A1
4.500%	12/25/2018	67,043	64,059
Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 2A1
5.250%	04/25/2033	100,381	98,601
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1, Class A3
5.000%	03/25/2021	914,718	889,574
			7,887,059

WL Collateral Support CMO — 0.1%
Residential Accredit Loans, Inc., Series 2007-QS11, Class A2
7.000%	10/25/2037	275,000	268,770

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,091,349)			12,010,110

SOVEREIGN DEBT OBLIGATIONS — 1.8%

Bundesrepub Deutschland EUR (d)
4.250%	07/04/2014	510,000	722,912
Bundesrepub Deutschland EUR (d)
4.500%	07/04/2009	350,000	499,609
Bundesrepub Deutschland EUR (d)
6.250%	01/04/2030	100,000	173,333
Canadian Government CAD (d)
4.500%	06/01/2015	70,000	70,905
France Government Bond EUR (d)
4.750%	04/25/2035	50,000	71,890
Japanese Government Bond JPY (d)
0.500%	06/20/2013	90,000,000	746,828
Queensland Treasury Corp. AUD (d)
6.000%	10/14/2015	70,000	59,292
Republic of Brazil BRL (d)
10.250%	01/10/2028	425,000	243,498
Republic of Colombia
7.375%	09/18/2037	300,000	330,000
Republic of Colombia
10.000%	01/23/2012	100,000	116,250
Republic of Colombia COP (d)
9.850%	06/28/2027	130,000,000	62,359
Republic of Colombia COP (d)
12.000%	10/22/2015	315,000,000	175,987
Republic of Hungary HUF (d)
6.000%	10/12/2011	7,980,000	43,772
Republic of Hungary HUF (d)
6.750%	02/24/2017	4,770,000	27,091
Republic of Indonesia IDR (d)
10.250%	07/15/2027	1,468,000,000	165,706

Republic of Poland PLN (d)
5.000%	10/24/2013	$200,000	$72,664
Republic of Turkey TRY (d)
0.000%	07/16/2008	640,000	464,046
Republic of Turkey TRY (d)
10.000%	02/15/2012	175,000	153,857
Republic of Uruguay
3.700%	06/26/2037	595,000	24,585
Republic of Uruguay
4.250%	04/05/2027	480,000	23,007
Sweden Government Bond SEK (d)
6.750%	05/05/2014	1,060,000	185,950
United Kingdom Treasury GBP (d)
5.000%	09/07/2014	120,000	242,686
United Kingdom Treasury GBP (d)
6.000%	12/07/2028	60,000	141,356
United Mexican States MXN (d)
10.000%	12/05/2024	1,010,000	110,388
			4,927,971

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,593,572)			4,927,971

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.7%

Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 3233, Class PA
6.000%	10/15/2036	115,972	117,701
FHLMC, Series 3312, Class PA
5.500%	05/15/2037	123,441	122,190
FNMA, Series 2007-33, Class HE
5.500%	04/25/2037	170,809	169,432
FNMA, Series 2007-40, Class PT
5.500%	05/25/2037	343,817	339,942
Total Collateralized Mortgage Obligations			749,265

Farmer Mac — 0.1%
Farmer Mac (c)
5.500%	07/15/2011	250,000	257,317

Federal Home Loan Bank — 0.6%
Federal Home Loan Bank
3.250%	12/17/2007	185,000	184,333
Federal Home Loan Bank
3.500%	11/15/2007	105,000	104,855
Federal Home Loan Bank
4.625%	11/21/2008	325,000	325,145
Federal Home Loan Bank
5.125%	08/14/2013	200,000	203,221
Federal Home Loan Bank
5.625%	06/13/2016	490,000	503,529
Federal Home Loan Bank
5.750%	06/27/2016	425,000	441,636
			1,762,719

Pass-Through Securities — 9.7%
FHLMC
5.250%	07/18/2011	$840,000	$860,827
FHLMC
6.405%	02/01/2037	155,047	157,026
FNMA
5.000%	12/01/2020	413,887	406,256
FNMA
5.250%	08/01/2012	1,660,000	1,691,300
FNMA
5.500%	06/01/2021 - 05/01/2037	11,859,737	11,638,647
FNMA
6.000%	04/01/2026 - 03/01/2037	8,095,308	8,110,667
FNMA
6.250%	05/15/2029	150,000	168,454
FNMA
6.500%	07/01/2035 - 08/01/2037	2,810,128	2,869,146
FNMA
6.625%	09/15/2009	450,000	468,614
FNMA
7.000%	03/01/2037	465,589	476,065
Total Pass-Through Securities			26,847,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,381,288)			29,616,303

U.S. TREASURY OBLIGATIONS — 2.0%

U.S. Treasury Bond (b)
4.500%	02/15/2036	230,000	218,105
U.S. Treasury Bond
5.000%	05/15/2037	615,000	631,336
U.S. Treasury Bond
5.250%	02/15/2029	50,000	52,438
U.S. Treasury Bond
6.250%	08/15/2023	510,000	585,942
U.S. Treasury Bond
7.875%	02/15/2021	75,000	97,301
U.S. Treasury Bond (b)
8.875%	08/15/2017	166,000	221,299
U.S. Treasury Inflation Index
2.000%	04/15/2012	128,316	127,347
U.S. Treasury Inflation Index
3.000%	07/15/2012	544,509	566,582
U.S. Treasury Note
3.625%	07/15/2009	885,000	879,676
U.S. Treasury Note
3.625%	05/15/2013	405,000	392,439
U.S. Treasury Note (b)
3.875%	02/15/2013	110,000	108,152
U.S. Treasury Note
4.875%	04/30/2011	1,535,000	1,574,814
			5,455,431

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,378,353)	$5,455,431

TOTAL BONDS & NOTES (Cost $80,832,687)	81,140,935

TOTAL LONG TERM INVESTMENTS (Cost $253,992,644)	270,387,438

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.2%
Cash Equivalents — 9.6% (f)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$484,054	$484,054
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	242,031	242,031
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	193,625	193,625
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	580,874	580,874
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	145,218	145,218
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	242,031	242,031
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	242,031	242,031
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	968,123	968,123
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	242,031	242,031
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	242,031	242,031
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	387,249	387,249
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,306,966	1,306,966
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	290,437	290,437
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	2,759,151	2,759,151
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	968,123	968,123
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	290,437	290,437
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	193,625	193,625
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	290,437	290,437
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	241,208	241,208

Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	$2,420,307	$2,420,307
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	726,092	726,092
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	48,406	48,406
Freddie Mac Discount Note
4.515%	10/24/2007	48,243	48,243
Freddie Mac Discount Note
4.527%	11/13/2007	188,450	188,450
Freddie Mac Discount Note
4.557%	10/26/2007	241,146	241,146
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	484,062	484,062
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	3,388,430	3,388,430
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	968,123	968,123
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	290,437	290,437
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	242,031	242,031
Reserve Primary Money Market Fund (e)
		484,062	484,062
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	484,062	484,062
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	242,031	242,031
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	242,031	242,031
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	193,625	193,625
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	387,249	387,249
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	968,123	968,123
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,178,145	1,178,145
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	484,062	484,062
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	484,062	484,062
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	484,062	484,062
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	242,031	242,031
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	484,062	484,062
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	484,062	484,062
Wells Fargo Bank
5.450%	10/12/2007	242,031	242,031
			26,439,109

Repurchase Agreements — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (g)		$3,955,814	$3,955,814

U.S. Government Agencies — 0.2%
Federal Home Loan Bank
5.160%	03/12/2008	415,000	414,896

TOTAL SHORT-TERM INVESTMENTS (Cost $30,809,819)			30,809,819

TOTAL INVESTMENTS — 109.4% (Cost $284,802,463) (h)			$301,197,257

Other Assets/(Liabilities) — (9.4%)			(25,822,363)

NET ASSETS — 100.0%			$275,374,894

Notes to Portfolio of Investments

ADR - American Depository Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

JPY - Japanese Yen

MXN - Mexican Peso

PLN - Polish Zloty

SEK - Swedish Kronor

TRY - New Turkish Lira

VRN - Variable Rate Note

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $10,038,452 or 3.6% of net assets.

(d)            The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(e)             Amount represents shares owned of the fund.

(f)               Represents investments of security lending collateral. (Note 2).

(g)            Maturity value of $3,956,803. Collateralized by U.S. Government obligations with rates ranging from 4.576% to 5.431%, maturity dates ranging from 08/25/2034 to 09/01/2034, and an aggregate market value, including accrued interest, of $4,035,515.

(h)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.8%
COMMON STOCK — 94.8%
Aerospace & Defense — 0.8%
Raytheon Co.	43,100	$2,750,642

Agriculture — 0.7%
Archer-Daniels-Midland Co.	28,400	939,472
UST, Inc. (a)	27,800	1,378,880
		2,318,352

Airlines — 0.3%
Southwest Airlines Co.	67,800	1,003,440

Auto Manufacturers — 0.3%
Ford Motor Co. (a) (b)	103,900	882,111

Banks — 6.0%
The Bank of New York Mellon Corp.	88,500	3,906,390
Capital One Financial Corp.	24,400	1,620,892
Fifth Third Bancorp (a)	86,000	2,913,680
National City Corp.	46,900	1,176,721
Royal Bank of Scotland Group PLC	109,800	1,168,474
State Street Corp.	34,800	2,371,968
SunTrust Banks, Inc.	35,400	2,678,718
U.S. Bancorp	130,700	4,251,671
Wells Fargo & Co.	38,000	1,353,560
		21,442,074

Beverages — 1.9%
Anheuser-Busch Cos., Inc.	68,300	3,414,317
Brown-Forman Corp. Cl. B	7,400	554,334
The Coca-Cola Co.	48,700	2,798,789
		6,767,440

Biotechnology — 0.9%
Amgen, Inc. (a) (b)	54,700	3,094,379

Building Materials — 1.1%
Masco Corp.	106,100	2,458,337
USG Corp. (a) (b)	34,400	1,291,720
		3,750,057

Chemicals — 1.7%
Du Pont (E.I.) de Nemours & Co.	62,700	3,107,412
International Flavors & Fragrances, Inc.	57,800	3,055,308
		6,162,720

Commercial Services — 0.7%
Block (H&R), Inc. (a)	122,400	2,592,432

Computers — 1.3%
Computer Sciences Corp. (b)	27,500	1,537,250
Dell, Inc. (b)	115,900	3,198,840
		4,736,090

1

Cosmetics & Personal Care — 2.8%
Avon Products, Inc.	69,600	$2,612,088
Colgate-Palmolive Co.	52,200	3,722,904
The Procter & Gamble Co.	51,100	3,594,374
		9,929,366

Distribution & Wholesale — 0.5%
Genuine Parts Co.	38,700	1,935,000

Diversified Financial — 5.8%
The Charles Schwab Corp.	152,500	3,294,000
Citigroup, Inc.	81,200	3,789,604
Countrywide Financial Corp. (a)	76,200	1,448,562
Fannie Mae	29,000	1,763,490
JP Morgan Chase & Co.	167,200	7,661,104
Legg Mason, Inc.	21,200	1,786,948
Merrill Lynch & Co., Inc.	14,100	1,005,048
		20,748,756

Electric — 4.0%
Ameren Corp. (a)	10,100	530,250
Duke Energy Corp.	99,400	1,857,786
Entergy Corp.	32,500	3,519,425
FirstEnergy Corp.	33,900	2,147,226
Pinnacle West Capital Corp.	30,600	1,209,006
Progress Energy, Inc.	51,300	2,403,405
Teco Energy, Inc. (a)	34,900	573,407
Xcel Energy, Inc.	93,200	2,007,528
		14,248,033

Environmental Controls — 0.6%
Waste Management, Inc.	53,600	2,022,864

Foods — 2.8%
Campbell Soup Co.	31,300	1,158,100
General Mills, Inc.	49,100	2,848,291
The Hershey Co. (a)	34,800	1,615,068
Kraft Foods, Inc. Cl. A	62,700	2,163,777
McCormick & Co., Inc.	37,300	1,341,681
Sysco Corp.	27,000	960,930
		10,087,847

Forest Products & Paper — 2.0%
International Paper Co.	140,900	5,054,083
MeadWestvaco Corp.	63,600	1,878,108
		6,932,191

Gas — 0.8%
NiSource, Inc.	146,200	2,798,268

Health Care - Products — 2.0%
Baxter International, Inc.	40,100	2,256,828
Boston Scientific Corp. (b)	62,000	864,900

2

Johnson & Johnson	61,900	$4,066,830
		7,188,558

Home Builders — 0.3%
D.R. Horton, Inc. (a)	74,800	958,188

Home Furnishing — 0.5%
Sony Corp. JPY	39,600	1,895,959

Household Products — 2.0%
Avery Dennison Corp.	42,400	2,417,648
Fortune Brands, Inc.	32,900	2,681,021
Kimberly-Clark Corp.	27,900	1,960,254
		7,058,923

Housewares — 0.8%
Newell Rubbermaid, Inc.	103,200	2,974,224

Insurance — 5.5%
American International Group, Inc.	58,000	3,923,700
Chubb Corp.	27,200	1,459,008
Genworth Financial, Inc. Cl. A	34,400	1,057,112
Lincoln National Corp.	52,200	3,443,634
Marsh & McLennan Cos., Inc.	161,300	4,113,150
Progressive Corp.	73,600	1,428,576
St. Paul Travelers Companies	51,600	2,597,544
Unum Group	66,100	1,617,467
		19,640,191

Internet — 0.8%
Yahoo!, Inc. (b)	103,000	2,764,520

Manufacturing — 8.3%
3M Co.	56,500	5,287,270
Cooper Industries Ltd. Cl. A	32,200	1,645,098
Eastman Kodak Co. (a)	93,900	2,512,764
General Electric Co.	281,900	11,670,660
Honeywell International, Inc.	51,100	3,038,917
Illinois Tool Works, Inc.	49,900	2,976,036
Ingersoll-Rand Co. Ltd. Cl. A (a)	33,600	1,830,192
Pall Corp.	14,400	560,160
		29,521,097

Media — 6.3%
CBS Corp. Cl. B	76,400	2,406,600
Dow Jones & Co., Inc. (a)	53,000	3,164,100
Gannett Co., Inc.	59,200	2,587,040
The McGraw-Hill Companies, Inc.	31,800	1,618,938
New York Times Co. Cl. A (a)	113,900	2,250,664
Time Warner, Inc.	216,800	3,980,448
Tribune Co.	55,600	1,518,992
Viacom, Inc. Cl. B (b)	42,400	1,652,328
The Walt Disney Co.	88,400	3,040,076
		22,219,186

3

Mining — 1.2%
Alcoa, Inc.	58,300	$2,280,696
Vulcan Materials Co. (a)	23,700	2,112,855
		4,393,551

Oil & Gas — 10.3%
Anadarko Petroleum Corp.	55,200	2,967,000
BP PLC, Sponsored ADR (United Kingdom)	40,100	2,780,935
Chevron Corp.	87,900	8,225,682
Exxon Mobil Corp.	86,300	7,987,928
Hess Corp.	55,700	3,705,721
Murphy Oil Corp.	49,000	3,424,610
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	71,400	5,867,652
Statoil ASA, NOK	7,100	239,556
Statoil ASA, Sponsored ADR (Norway) (a)	43,300	1,468,736
		36,667,820

Oil & Gas Services — 1.2%
BJ Services Co.	53,900	1,431,045
Schlumberger Ltd.	27,800	2,919,000
		4,350,045

Pharmaceuticals — 6.1%
Abbott Laboratories	41,300	2,214,506
Bristol-Myers Squibb Co.	97,000	2,795,540
Eli Lilly & Co.	80,200	4,565,786
Merck & Co., Inc.	106,400	5,499,816
Pfizer, Inc.	154,500	3,774,435
Wyeth	63,600	2,833,380
		21,683,463

Pipelines — 0.4%
Spectra Energy Corp.	55,050	1,347,624

Retail — 2.5%
Bed Bath & Beyond, Inc. (b)	70,700	2,412,284
The Gap, Inc.	41,700	768,948
The Home Depot, Inc.	84,800	2,750,912
Wal-Mart Stores, Inc.	69,700	3,042,405
		8,974,549

Semiconductors — 1.6%
Analog Devices, Inc.	75,800	2,740,928
Applied Materials, Inc.	41,800	865,260
Intel Corp.	74,700	1,931,742
		5,537,930

Software — 1.6%
Microsoft Corp.	192,000	5,656,320

Telecommunications — 6.4%
Alcatel-Lucent Sponsored ADR (France)	106,100	1,080,098
Alltel Corp.	32,200	2,243,696
AT&T, Inc.	168,800	7,141,928

4

Motorola, Inc.	106,100	$1,966,033
Nokia Oyj Sponsored ADR (Finland)	24,000	910,320
Qwest Communications International, Inc. (a) (b)	333,800	3,057,608
Sprint Nextel Corp.	144,500	2,745,500
Verizon Communications, Inc.	75,400	3,338,712
Windstream Corp.	21,184	299,118
		22,783,013

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	99,000	2,322,540

Transportation — 1.3%
Union Pacific Corp. (a)	31,600	3,572,696
United Parcel Service, Inc. Cl. B	14,000	1,051,400
		4,624,096

TOTAL COMMON STOCK (Cost $306,955,416)		336,763,859

TOTAL EQUITIES (Cost $306,955,416)		336,763,859

		Principal
		Amount	Market Value
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Auto Manufacturers
Ford Motor Co.
4.250%	12/15/2036	$366,000	$427,763

TOTAL CORPORATE DEBT (Cost $366,000)			427,763

TOTAL BONDS & NOTES (Cost $366,000)			427,763

	Number of
	Shares	Market Value
MUTUAL FUND - 0.3%
Financial Services
Government Reserve Investment Fund	1,079,162	$1,079,162

TOTAL MUTUAL FUND (Cost $1,079,163)		1,079,162

TOTAL LONG TERM INVESTMENTS (Cost $308,400,579)		338,270,784

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.5%
Cash Equivalents — 9.9% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$644,481	$644,481

5

Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	$322,244	$322,244
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	257,795	257,795
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	773,385	773,385
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	193,346	193,346
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	322,244	322,244
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	322,244	322,244
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,288,975	1,288,975
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	322,244	322,244
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	322,244	322,244
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	515,590	515,590
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,740,116	1,740,116
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	386,693	386,693
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	3,673,579	3,673,579
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,288,975	1,288,975
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	386,693	386,693
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	257,795	257,795
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	386,693	386,693
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	321,149	321,149
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	3,222,438	3,222,438
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	966,731	966,731
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	64,449	64,449
Freddie Mac Discount Note
4.515%	10/24/2007	64,231	64,231
Freddie Mac Discount Note
4.527%	11/13/2007	250,905	250,905
Freddie Mac Discount Note
4.557%	10/26/2007	321,065	321,065
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	644,488	644,488
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	4,511,413	4,511,413

6

Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	$1,288,975	$1,288,975
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	386,693	386,693
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	322,244	322,244
Reserve Primary Money Market Fund (c)
		644,488	644,488
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	644,488	644,488
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	322,244	322,244
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	322,244	322,244
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	257,795	257,795
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	515,590	515,590
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,288,975	1,288,975
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,568,601	1,568,601
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	644,488	644,488
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	644,488	644,488
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	644,488	644,488
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	322,244	322,244
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	644,488	644,488
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	644,488	644,488
Wells Fargo Bank
5.450%	10/12/2007	322,244	322,244
			35,201,470

Repurchase Agreements — 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		16,272,495	16,272,495

TOTAL SHORT-TERM INVESTMENTS (Cost $51,473,965)			51,473,965

TOTAL INVESTMENTS — 109.7% (Cost $359,874,544) (f)			$389,744,749

Other Assets/(Liabilities) — (9.7%)			(34,525,548)

NET ASSETS — 100.0%			$355,219,201

7

Notes to Portfolio of Investments

ADR - American Depository Receipt

JPY - Japanese Yen

NOK - Norwegian Krone

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $16,276,563.  Collateralized by a U.S. Government Agency obligations with rates ranging from 4.611% to 4.683%, maturity dates ranging from 8/01/2035 to 9/01/2035, and an aggregate market value, including accrued interest, of $16,600,020.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Income & Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Aerospace & Defense — 2.8%
Lockheed Martin Corp.	14,812	$1,606,954
Northrop Grumman Corp.	36,881	2,876,718
Raytheon Co.	4,235	270,278
		4,753,950

Agriculture — 0.3%
Altria Group, Inc.	3,864	268,664
Reynolds American, Inc.(a)	3,328	211,628
		480,292

Airlines — 0.1%
Southwest Airlines Co.	16,790	248,492

Automotive & Parts — 1.4%
Magna International, Inc. Cl. A	24,468	2,356,513

Banks — 3.7%
Bank of America Corp.	110,653	5,562,526
Capital One Financial Corp.	5,489	364,634
Corus Bankshares, Inc.(a)	17,239	224,452
		6,151,612

Beverages — 1.1%
Coca-Cola Enterprises, Inc.	18,477	447,513
Molson Coors Brewing Co. Cl. B	9,944	991,118
The Pepsi Bottling Group, Inc.	4,378	162,730
PepsiAmericas, Inc.	5,438	176,409
		1,777,770

Biotechnology — 1.5%
Amgen, Inc.(a) (b)	42,728	2,417,123
Biogen Idec, Inc. (b)	257	17,047
		2,434,170

Chemicals — 0.5%
CF Industries Holdings, Inc.	1,361	103,314
Methanex Corp.(a)	29,994	761,848
		865,162

Coal — 0.0%
Alpha Natural Resources, Inc. (b)	3,766	87,484

Commercial Services — 2.1%
Accenture Ltd. Cl. A	50,032	2,013,788
Deluxe Corp.	17,588	647,942
Healthspring, Inc. (b)	13,243	258,238
Rent-A-Center, Inc. (b)	6,755	122,468
SAIC, Inc. (b)	1,763	33,832
Sotheby’s	5,622	268,675
Watson Wyatt Worldwide, Inc. Cl. A	4,168	187,310
		3,532,253

1

Computers — 7.5%
Computer Sciences Corp. (b)	34,546	$1,931,121
Electronic Data Systems Corp.	31,186	681,102
Hewlett-Packard Co.	79,304	3,948,546
International Business Machines Corp.	38,752	4,564,986
Western Digital Corp. (b)	56,255	1,424,377
		12,550,132

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	8,969	630,879

Diversified Financial — 10.4%
Advanta Corp. Cl. B	1,866	51,166
Citigroup, Inc.	123,630	5,769,812
Countrywide Financial Corp. (a)	22,965	436,565
Discover Financial Services (b)	23,481	488,405
The Goldman Sachs Group, Inc.	16,414	3,557,570
IndyMac Bancorp, Inc. (a)	15,624	368,883
Lehman Brothers Holdings, Inc. (a)	24,228	1,495,594
Merrill Lynch & Co., Inc.	31,828	2,268,700
Morgan Stanley	46,962	2,958,606
		17,395,301

Electric — 1.1%
Edison International	14,886	825,429
FPL Group, Inc.	14,151	861,513
Progress Energy, Inc.	4,877	228,487
		1,915,429

Electronics — 2.4%
Applera Corp. - Applied Biosystems Group	18,752	649,569
Avnet, Inc. (b)	44,663	1,780,267
NAM TAI Electronics, Inc.	18,729	235,611
Tektronix, Inc.	4,311	119,587
Tyco Electronics Ltd. (b)	7,391	261,863
Vishay Intertechnology, Inc. (b)	71,982	937,925
		3,984,822

Engineering & Construction — 0.1%
Perini Corp. (b)	2,958	165,441

Entertainment — 0.3%
Regal Entertainment Group Cl. A (a)	19,841	435,510

Foods — 1.3%
General Mills, Inc.	24,295	1,409,353
Kraft Foods, Inc. Cl. A	2,673	92,245
The Kroger Co.	10,400	296,608
Seaboard Corp. (a)	214	419,440
		2,217,646

Forest Products & Paper — 0.2%
Building Materials Holding Corp. (a)	14,004	148,162

2

Potlatch Corp.	5,330	$240,010
		388,172

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	3,257	271,308

Health Care - Products — 4.5%
Becton, Dickinson & Co.	21,837	1,791,726
Boston Scientific Corp. (a) (b)	103,547	1,444,481
Covidien Ltd. (b)	7,391	306,726
Johnson & Johnson	61,632	4,049,222
		7,592,155

Health Care - Services — 4.0%
Aetna, Inc.	24,912	1,351,974
AMERIGROUP Corp. (b)	26,095	899,756
Apria Healthcare Group, Inc. (b)	15,062	391,763
Coventry Health Care, Inc. (b)	1,066	66,316
Humana, Inc. (b)	33,641	2,350,833
WellCare Health Plans, Inc. (b)	15,727	1,658,098
WellPoint, Inc. (b)	677	53,429
		6,772,169

Home Builders — 0.7%
NVR, Inc. (b)	2,483	1,167,631

Household Products — 2.8%
Blyth, Inc.	12,579	257,241
Kimberly-Clark Corp.	42,491	2,985,418
Tupperware Brands Corp.	44,412	1,398,534
		4,641,193

Housewares — 0.4%
Newell Rubbermaid, Inc.	23,043	664,099

Insurance — 5.8%
ACE Ltd.	48,816	2,956,785
American Financial Group, Inc.	12,449	354,672
American International Group, Inc.	4,933	333,717
Arch Capital Group Ltd. (b)	15,065	1,120,987
Aspen Insurance Holdings Ltd.	33,683	940,093
Axis Capital Holdings Ltd.	18,361	714,427
Endurance Specialty Holdings Ltd.	39,890	1,657,429
Odyssey Re Holdings Corp.	6,858	254,500
PartnerRe Ltd. (a)	11,466	905,699
XL Capital Ltd. Cl. A	6,345	502,524
		9,740,833

Internet — 0.6%
United Online, Inc. (a)	62,873	943,724

Iron & Steel — 0.7%
United States Steel Corp.	11,809	1,251,045

3

Lodging — 0.0%
Wyndham Worldwide Corp.	1,775	$58,149

Machinery - Diversified — 0.4%
Cummins, Inc.	4,635	592,770

Manufacturing — 2.7%
Eastman Kodak Co. (a)	38,820	1,038,823
General Electric Co.	74,485	3,083,679
Tyco International Ltd.	7,391	327,717
		4,450,219

Media — 2.2%
CBS Corp. Cl. B	38,494	1,212,561
Idearc, Inc.	10,199	320,963
Sinclair Broadcast Group, Inc. Cl. A	18,054	217,370
The Walt Disney Co.	57,019	1,960,883
		3,711,777

Mining — 1.2%
Freeport-McMoran Copper & Gold, Inc.	14,620	1,533,492
Southern Copper Corp. (a)	3,628	449,255
		1,982,747

Office Equipment/Supplies — 1.1%
Xerox Corp. (b)	103,456	1,793,927

Oil & Gas — 14.2%
Alon USA Energy, Inc. (a)	4,902	165,590
Chevron Corp.	53,952	5,048,828
ConocoPhillips	47,780	4,193,651
Delek US Holdings, Inc.	1,124	28,190
EnCana Corp. (a)	17,177	1,062,397
Exxon Mobil Corp.	96,679	8,948,608
Grey Wolf, Inc. (a) (b)	54,334	355,888
Occidental Petroleum Corp.	21,585	1,383,167
Tesoro Corp.	10,808	497,384
Valero Energy Corp.	30,906	2,076,265
		23,759,968

Packaging & Containers — 0.4%
Sonoco Products Co.	21,631	652,824

Pharmaceuticals — 4.5%
Biovail Corp. (a)	60,949	1,058,684
King Pharmaceuticals, Inc. (a) (b)	61,814	724,460
Merck & Co., Inc.	12,983	671,091
Pfizer, Inc.	172,235	4,207,701
ViroPharma, Inc. (a) (b)	30,418	270,720
Watson Pharmaceutical, Inc. (b)	16,836	545,486
		7,478,142

Real Estate Investment Trusts (REITS) — 1.0%
iStar Financial, Inc. (a)	35,078	1,192,301
KKR Financial Holdings LLC (a)	33,184	559,150
		1,751,451

4

Retail — 2.2%
Big Lots, Inc. (a) (b)	15,105	$450,733
Brown Shoe Co., Inc.	15,862	307,723
Dress Barn, Inc. (b)	1,771	30,125
McDonald’s Corp.	27,581	1,502,337
RadioShack Corp. (a)	61,133	1,263,008
Triarc Cos. Cl. B	6,071	75,948
		3,629,874

Savings & Loans — 1.7%
Washington Mutual, Inc. (a)	78,518	2,772,471

Semiconductors — 1.4%
Applied Materials, Inc.	48,840	1,010,988
Intel Corp.	2,044	52,858
Lam Research Corp. (b)	19,752	1,051,992
Novellus Systems, Inc. (a) (b)	1,153	31,431
OmniVision Technologies, Inc. (a) (b)	7,389	167,952
		2,315,221

Software — 2.3%
Acxiom Corp.	16,867	333,798
Microsoft Corp.	103,358	3,044,927
Open Text Corp. (a) (b)	12,275	318,782
Sybase, Inc. (b)	6,750	156,127
		3,853,634

Telecommunications — 4.0%
AT&T, Inc.	54,447	2,303,653
Cisco Systems, Inc. (b)	11,209	371,130
Embarq Corp.	1,235	68,666
Verizon Communications, Inc.	86,907	3,848,242
Windstream Corp. (a)	4,050	57,186
		6,648,877

Toys, Games & Hobbies — 1.4%
Hasbro, Inc.	58,401	1,628,220
Mattel, Inc.	32,494	762,309
		2,390,529

Transportation — 2.3%
Burlington Northern Santa Fe Corp.	6,958	564,781
CSX Corp.	7,158	305,861
FedEx Corp.	4,743	496,829
Norfolk Southern Corp.	7,257	376,711
Overseas Shipholding Group, Inc.	1,074	82,515
Union Pacific Corp. (a)	4,736	535,452
United Parcel Service, Inc. Cl. B	19,815	1,488,107
		3,850,256

TOTAL EQUITIES (Cost $149,606,482)		167,108,023

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.5%
Cash Equivalents (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$353,250	$353,250
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	176,625	176,625
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	141,301	141,301
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	423,900	423,900
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	105,976	105,976
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	176,624	176,624
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	176,624	176,624
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	706,498	706,498
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	176,624	176,624
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	176,624	176,624
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	282,599	282,599
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	953,772	953,772
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	211,949	211,949
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	2,013,519	2,013,519
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	706,498	706,498
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	211,949	211,949
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	141,300	141,300
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	211,949	211,949
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	176,024	176,024
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,766,245	1,766,245
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	529,874	529,874
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	35,325	35,325
Freddie Mac Discount Note
4.515%	10/24/2007	35,206	35,206
Freddie Mac Discount Note
4.527%	11/13/2007	137,523	137,523
Freddie Mac Discount Note
4.557%	10/26/2007	175,979	175,979

6

Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	$353,249	$353,249
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	2,472,743	2,472,743
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	706,498	706,498
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	211,949	211,949
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	176,624	176,624
Reserve Primary Money Market Fund (c)
		353,249	353,249
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	353,249	353,249
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	176,624	176,624
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	176,624	176,624
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	141,300	141,300
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	282,599	282,599
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	706,498	706,498
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	859,764	859,764
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	353,249	353,249
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	353,249	353,249
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	353,249	353,249
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	176,624	176,624
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	353,249	353,249
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	353,249	353,249
Wells Fargo Bank
5.450%	10/12/2007	176,624	176,624
			19,294,220

TOTAL SHORT-TERM INVESTMENTS (Cost $19,294,220)			19,294,220

TOTAL INVESTMENTS — 111.4% (Cost $168,900,702) (e)			$186,402,243

Other Assets/(Liabilities) — (11.4%)			(19,012,406)

NET ASSETS — 100.0%			$167,389,837

7

Notes to Portfolio of Investments

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             See Note 3 for aggregate cost for Federal tax purpose.

The accompanying notes are an integral part of the financial statements.

8

MML Growth & Income Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.2%
COMMON STOCK — 98.2%
Advertising — 0.4%
Getty Images, Inc. (a)	18,800	$523,392
Omnicom Group, Inc.	16,000	769,440
		1,292,832

Aerospace & Defense — 1.7%
Alliant Techsystems, Inc. (a)	400	43,720
Boeing Co.	16,800	1,763,832
United Technologies Corp.	40,100	3,227,248
		5,034,800

Agriculture — 1.2%
Altria Group, Inc.	51,100	3,552,983

Airlines — 0.2%
Southwest Airlines Co.	39,400	583,120

Apparel — 0.7%
Coach, Inc. (a)	11,700	553,059
Hanesbrands, Inc. (a)	55,275	1,551,016
		2,104,075

Auto Manufacturers — 0.9%
Ford Motor Co. (a) (b)	207,300	1,759,977
General Motors Corp. (b)	25,100	921,170
		2,681,147

Automotive & Parts — 0.4%
Johnson Controls, Inc.	11,100	1,311,021

Banks — 4.1%
Capital One Financial Corp.	19,200	1,275,456
Fifth Third Bancorp (b)	37,300	1,263,724
SunTrust Banks, Inc.	15,100	1,142,617
Wachovia Corp.	108,653	5,448,948
Wells Fargo & Co.	90,100	3,209,362
		12,340,107

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	10,300	514,897
The Coca-Cola Co.	29,200	1,678,124
PepsiCo, Inc.	61,400	4,498,164
		6,691,185

Biotechnology — 1.7%
Genentech, Inc. (a)	52,300	4,080,446
Millennium Pharmaceuticals, Inc. (a)	98,000	994,700
		5,075,146

Building Materials — 0.3%
American Standard Cos., Inc.	16,300	580,606

1

Owens Corning, Inc. (a) (b)	17,800	$445,890
		1,026,496

Chemicals — 0.9%
Potash Corp. of Saskatchewan (b)	25,200	2,663,640

Coal — 0.4%
Arch Coal, Inc. (b)	33,800	1,140,412

Commercial Services — 0.2%
Moody’s Corp.	13,900	700,560

Computers — 5.2%
Affiliated Computer Services, Inc. Cl. A (a)	14,500	728,480
Apple, Inc. (a)	4,100	629,514
Brocade Communications Systems, Inc. (a)	224,000	1,917,440
Cognizant Technology Solutions Corp. Cl. A (a)	6,700	534,459
Dell, Inc. (a)	77,200	2,130,720
Hewlett-Packard Co.	18,300	911,157
Qimonda AG ADR (Germany) (a) (b)	55,200	623,760
SanDisk Corp. (a)	86,500	4,766,150
Seagate Technology	102,300	2,616,834
Sun Microsystems, Inc. (a) (b)	168,500	945,285
		15,803,799

Cosmetics & Personal Care — 0.1%
Avon Products, Inc.	11,800	442,854

Diversified Financial — 5.3%
AmeriCredit Corp. (a) (b)	29,800	523,884
Fannie Mae	34,200	2,079,702
Freddie Mac	22,200	1,310,022
The Goldman Sachs Group, Inc.	9,800	2,124,052
IndyMac Bancorp, Inc. (b)	56,200	1,326,882
JP Morgan Chase & Co.	98,200	4,499,524
Lehman Brothers Holdings, Inc. (b)	21,600	1,333,368
SLM Corp.	59,100	2,935,497
		16,132,931

Electric — 1.3%
AES Corp. (a)	26,700	535,068
Allegheny Energy, Inc. (a)	11,600	606,216
CMS Energy Corp. (b)	56,000	941,920
Edison International	31,900	1,768,855
		3,852,059

Electrical Components & Equipment — 0.5%
Emerson Electric Co.	18,600	989,892
Energizer Holdings, Inc. (a)	5,800	642,930
		1,632,822

Electronics — 1.3%
Agilent Technologies, Inc. (a)	22,800	840,864
Flextronics International Ltd. (a)	103,200	1,153,776
Jabil Circuit, Inc.	80,300	1,834,052
		3,828,692

2

Engineering & Construction — 1.3%
Fluor Corp.	27,700	$3,988,246

Foods — 2.4%
Campbell Soup Co.	15,200	562,400
Kraft Foods, Inc. Cl. A	60,301	2,080,988
Sara Lee Corp.	173,900	2,902,391
Sysco Corp.	14,200	505,378
Unilever NV NY Shares (Netherlands)	42,600	1,314,210
		7,365,367

Health Care - Products — 1.9%
Baxter International, Inc.	64,100	3,607,548
Kyphon, Inc. (a)	2,100	147,000
Medtronic, Inc.	33,800	1,906,658
		5,661,206

Health Care - Services — 1.8%
DaVita, Inc. (a)	30,800	1,945,944
UnitedHealth Group, Inc.	70,300	3,404,629
		5,350,573

Home Builders — 0.1%
Lennar Corp. Cl. A (b)	15,100	342,015

Household Products — 0.3%
Fortune Brands, Inc.	8,300	676,367
Jarden Corp. (a) (b)	8,100	250,614
		926,981

Insurance — 4.4%
AFLAC, Inc.	15,900	906,936
Ambac Financial Group, Inc. (b)	37,000	2,327,670
American International Group, Inc.	50,100	3,389,265
Berkshire Hathaway, Inc. Cl. A (a)	12	1,422,120
Marsh & McLennan Cos., Inc.	80,200	2,045,100
MBIA, Inc. (b)	26,900	1,642,245
Progressive Corp.	34,900	677,409
RenaissanceRe Holdings Ltd.	14,100	922,281
		13,333,026

Internet — 4.2%
eBay, Inc. (a)	85,900	3,351,818
Google, Inc. Cl. A (a)	12,800	7,261,056
Yahoo!, Inc. (a)	80,500	2,160,620
		12,773,494

Investment Companies — 0.3%
American Capital Strategies Ltd. (b)	23,800	1,016,974

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	4,400	483,780

3

Leisure Time — 0.2%
Carnival Corp.	9,700	$469,771

Lodging — 1.0%
Las Vegas Sands Corp. (a)	17,500	2,334,850
Starwood Hotels & Resorts Worldwide, Inc.	12,700	771,525
		3,106,375

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	7,900	619,597

Manufacturing — 5.2%
Cooper Industries Ltd. Cl. A	12,400	633,516
Danaher Corp.	20,800	1,720,368
General Electric Co.	206,500	8,549,100
Illinois Tool Works, Inc.	53,200	3,172,848
Leggett & Platt, Inc.	22,000	421,520
Siemens AG Sponsored ADR (Germany) (b)	8,300	1,139,175
		15,636,527

Media — 2.3%
CBS Corp. Cl. B	45,800	1,442,700
Citadel Broadcasting Corp.	6,850	28,496
Comcast Corp. Cl. A (a)	29,400	710,892
Time Warner Cable, Inc. Cl. A (a)	13,700	449,360
Time Warner, Inc.	38,800	712,368
Viacom, Inc. Cl. B (a)	16,700	650,799
The Walt Disney Co.	89,200	3,067,588
		7,062,203

Mining — 1.5%
Alcoa, Inc.	24,500	958,440
Barrick Gold Corp.	45,400	1,828,712
Freeport-McMoran Copper & Gold, Inc.	7,700	807,653
Newmont Mining Corp.	20,800	930,384
		4,525,189

Oil & Gas — 3.8%
Anadarko Petroleum Corp.	6,400	344,000
Chevron Corp.	12,600	1,179,108
ConocoPhillips	11,300	991,801
EOG Resources, Inc. (b)	6,600	477,378
Exxon Mobil Corp.	26,000	2,406,560
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	76,100	6,253,898
		11,652,745

Oil & Gas Services — 3.9%
Baker Hughes, Inc.	24,500	2,214,065
BJ Services Co.	70,800	1,879,740
Schlumberger Ltd.	48,100	5,050,500
Weatherford International Ltd. (a)	41,500	2,787,970
		11,932,275

4

Pharmaceuticals — 7.2%
Allergan, Inc.	38,000	$2,449,860
AstraZeneca PLC Sponsored ADR (United Kingdom)	86,400	4,326,048
Bristol-Myers Squibb Co.	52,800	1,521,696
Forest Laboratories, Inc. (a)	92,200	3,438,138
ImClone Systems, Inc. (a) (b)	50,800	2,100,072
Pfizer, Inc.	64,000	1,563,520
Sanofi-Aventis Sponsored ADR (France) (b)	59,700	2,532,474
Sepracor, Inc. (a) (b)	35,800	984,500
Teva Pharmaceutical Sponsored ADR (Israel)	38,500	1,712,095
Wyeth	23,300	1,038,015
		21,666,418

Real Estate Investment Trusts (REITS) — 0.2%
Douglas Emmett, Inc. REIT	16,600	410,518
Host Hotels & Resorts, Inc. REIT (b)	14,600	327,624
		738,142

Retail — 6.3%
Best Buy Co., Inc.	64,800	2,982,096
The Cheesecake Factory (a)	3,200	75,104
Costco Wholesale Corp.	8,600	527,782
The Home Depot, Inc.	37,300	1,210,012
Lowe’s Companies, Inc.	170,500	4,777,410
McDonald’s Corp.	17,400	947,778
Starbucks Corp. (a)	52,100	1,365,020
Target Corp.	102,400	6,509,568
Urban Outfitters, Inc. (a)	30,100	656,180
		19,050,950

Savings & Loans — 2.3%
Hudson City Bancorp, Inc.	142,500	2,191,650
Washington Mutual, Inc.	130,900	4,622,079
		6,813,729

Semiconductors — 5.6%
Altera Corp.	49,200	1,184,736
Applied Materials, Inc.	180,700	3,740,490
ASML Holding NV (a) (b)	28,000	920,080
Intel Corp.	106,100	2,743,746
KLA-Tencor Corp. (b)	69,500	3,876,710
Lam Research Corp. (a)	13,700	729,662
Linear Technology Corp. (b)	16,800	587,832
Micron Technology, Inc. (a)	81,900	909,090
Silicon Laboratories, Inc. (a) (b)	16,500	689,040
Xilinx, Inc.	55,400	1,448,156
		16,829,542

Software — 3.6%
Cerner Corp. (a) (b)	13,800	825,378
Microsoft Corp.	250,300	7,373,838
Paychex, Inc.	13,200	541,200
SAP AG Sponsored ADR (Germany) (b)	26,200	1,537,154
VeriFone Holdings, Inc. (a) (b)	17,400	771,342
		11,048,912

5

Telecommunications — 7.1%
American Tower Corp. Cl. A (a)	24,100	$1,049,314
AT&T, Inc.	56,800	2,403,208
Cisco Systems, Inc. (a)	259,500	8,592,045
Corning, Inc.	43,300	1,067,345
Level 3 Communications, Inc. (a) (b)	383,200	1,781,880
Polycom, Inc. (a)	20,000	537,200
Qualcomm, Inc.	85,100	3,596,326
Time Warner Telecom, Inc. Cl. A (a)	88,500	1,944,345
Verizon Communications, Inc.	13,900	615,492
		21,587,155

Transportation — 1.9%
FedEx Corp.	10,500	1,099,875
United Parcel Service, Inc. Cl. B	63,700	4,783,870
		5,883,745

TOTAL COMMON STOCK (Cost $272,587,593)		297,755,618

TOTAL EQUITIES (Cost $272,587,593)		297,755,618

		Principal
		Amount	Market Value
BONDS & NOTES — 0.5%
CORPORATE DEBT — 0.5%
Auto Manufacturers — 0.3%
Ford Motor Co.
4.250%	12/15/2036	$729,000	$852,019

Pharmaceuticals — 0.2%
Schering-Plough Corp.		2,400	664,800

TOTAL CORPORATE DEBT (Cost $1,333,530)			1,516,819

TOTAL BONDS & NOTES (Cost $1,333,530)			1,516,819

TOTAL LONG TERM INVESTMENTS (Cost $273,921,123)			299,272,437

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.4%
Cash Equivalents — 10.8% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$599,677	$599,677
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	299,836	299,836
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	239,869	239,869
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	719,607	719,607

6

Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	$179,902	$179,902
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	299,836	299,836
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	299,836	299,836
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,199,345	1,199,345
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	299,836	299,836
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	299,836	299,836
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	479,738	479,738
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,619,115	1,619,115
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	359,803	359,803
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	3,418,132	3,418,132
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,199,345	1,199,345
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	359,803	359,803
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	239,869	239,869
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	359,803	359,803
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	298,817	298,817
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	2,998,362	2,998,362
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	899,509	899,509
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	59,967	59,967
Freddie Mac Discount Note
4.515%	10/24/2007	59,765	59,765
Freddie Mac Discount Note
4.527%	11/13/2007	233,458	233,458
Freddie Mac Discount Note
4.557%	10/26/2007	298,740	298,740
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	599,672	599,672
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	4,197,706	4,197,706
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,199,345	1,199,345
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	359,803	359,803
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	299,836	299,836

7

Reserve Primary Money Market Fund (c)
		$599,672	$599,672
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	599,672	599,672
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	299,836	299,836
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	299,836	299,836
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	239,869	239,869
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	479,738	479,738
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,199,345	1,199,345
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,459,527	1,459,527
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	599,672	599,672
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	599,672	599,672
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	599,672	599,672
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	299,836	299,836
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	599,672	599,672
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	599,672	599,672
Wells Fargo Bank
5.450%	10/12/2007	299,836	299,836
			32,753,695

Repurchase Agreements — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		4,703,855	4,703,855

TOTAL SHORT-TERM INVESTMENTS (Cost $37,457,550)			37,457,550

TOTAL INVESTMENTS — 111.1% (Cost $311,378,673) (f)			$336,729,987

Other Assets/(Liabilities) — (11.1%)			(33,554,319)

NET ASSETS — 100.0%			$303,175,668

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

8

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $4,705,031.  Collateralized by a U.S. Government Agency obligation with a rate of 5.481%, maturity date of 12/25/2035, and an aggregate market value, including accrued interest, of $4,801,876.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Blue Chip Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Advertising — 0.5%
Omnicom Group, Inc.	5,800	$278,922

Aerospace & Defense — 2.2%
General Dynamics Corp.	9,300	785,571
Lockheed Martin Corp.	200	21,698
Rockwell Collins, Inc.	2,800	204,512
United Technologies Corp.	4,500	362,160
		1,373,941

Apparel — 0.8%
Coach, Inc. (a)	10,600	501,062

Banks — 3.8%
The Bank of New York Mellon Corp.	6,900	304,566
Northern Trust Corp.	8,100	536,787
State Street Corp. (b)	16,100	1,097,376
Wells Fargo & Co.	10,900	388,258
		2,326,987

Beverages — 0.5%
PepsiCo, Inc.	4,500	329,670

Biotechnology — 2.3%
Celgene Corp. (a) (b)	8,300	591,873
Genentech, Inc. (a)	10,400	811,408
		1,403,281

Chemicals — 1.1%
Monsanto Co.	8,200	703,068

Commercial Services — 0.9%
Accenture Ltd. Cl. A	7,200	289,800
Apollo Group, Inc. Cl. A (a)	1,000	60,150
Monster Worldwide, Inc. (a)	6,300	214,578
		564,528

Computers — 4.1%
Apple, Inc. (a)	7,500	1,151,550
Dell, Inc. (a)	15,400	425,040
EMC Corp. (a)	23,400	486,720
Hewlett-Packard Co.	5,400	268,866
Network Appliance, Inc. (a)	6,700	180,297
		2,512,473

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	11,100	780,774

Diversified Financial — 10.4%
American Express Co.	14,000	831,180
Ameriprise Financial, Inc.	5,100	321,861

1

The Charles Schwab Corp.	26,100	$563,760
Citigroup, Inc.	14,300	667,381
CME Group, Inc. (b)	600	352,410
Countrywide Financial Corp.	1,200	22,812
Discover Financial Services (a)	4,800	99,840
Franklin Resources, Inc. (b)	7,300	930,750
The Goldman Sachs Group, Inc.	3,800	823,612
IntercontinentalExchange, Inc. (a) (b)	100	15,190
Legg Mason, Inc.	1,100	92,719
Merrill Lynch & Co., Inc.	3,800	270,864
Morgan Stanley	11,900	749,700
UBS AG Registered CHF	12,142	648,870
		6,390,949

Electronics — 0.2%
Thermo Fisher Scientific, Inc. (a)	2,200	126,984

Engineering & Construction — 1.1%
Foster Wheeler Ltd. (a)	3,100	406,968
McDermott International, Inc. (a)	4,600	248,768
		655,736

Entertainment — 0.3%
International Game Technology	4,700	202,570

Foods — 0.1%
Sysco Corp.	2,000	71,180

Health Care - Products — 3.6%
Alcon, Inc.	2,300	331,016
Baxter International, Inc.	2,700	151,956
Medtronic, Inc.	13,500	761,535
St. Jude Medical, Inc. (a)	11,300	497,991
Stryker Corp.	6,700	460,692
Zimmer Holdings, Inc. (a)	300	24,297
		2,227,487

Health Care - Services — 3.6%
Aetna, Inc.	12,100	656,667
Humana, Inc. (a)	4,300	300,484
Laboratory Corp. of America Holdings (a)	3,600	281,628
UnitedHealth Group, Inc.	6,400	309,952
WellPoint, Inc. (a)	8,600	678,712
		2,227,443

Insurance — 2.7%
American International Group, Inc.	11,700	791,505
The Hartford Financial Services Group, Inc.	2,200	203,610
Prudential Financial, Inc.	6,800	663,544
		1,658,659

Internet — 5.7%
Amazon.com, Inc. (a)	13,700	1,276,155
eBay, Inc. (a)	15,700	612,614
Google, Inc. Cl. A (a) (b)	2,800	1,588,356
		3,477,125

2

Lodging — 2.4%
Las Vegas Sands Corp. (a)	1,700	$226,814
Marriott International, Inc. Cl. A	9,700	421,659
MGM Mirage (a) (b)	2,700	241,488
Wynn Resorts Ltd.	3,900	614,484
		1,504,445

Manufacturing — 6.3%
Danaher Corp.	16,700	1,381,257
General Electric Co.	54,000	2,235,600
Illinois Tool Works, Inc.	4,700	280,308
		3,897,165

Media — 1.5%
Discovery Holding Co. Cl. A (a)	2,900	83,665
Grupo Televisa SA Sponsored ADR (Mexico)	4,300	103,931
The McGraw-Hill Companies, Inc. (b)	400	20,364
Rogers Communications, Inc. Cl. B	13,000	591,890
Shaw Communications, Inc. Cl. B	3,100	77,004
Viacom, Inc. Cl. B (a)	1,400	54,558
		931,412

Mining — 1.0%
Freeport-McMoran Copper & Gold, Inc.	5,800	608,362

Oil & Gas — 2.8%
EOG Resources, Inc. (b)	500	36,165
Exxon Mobil Corp.	7,800	721,968
Murphy Oil Corp.	6,300	440,307
Sunoco, Inc. (b)	700	49,546
Total SA Sponsored ADR (France)	5,900	478,077
		1,726,063

Oil & Gas Services — 5.9%
Baker Hughes, Inc.	8,900	804,293
Schlumberger Ltd.	16,300	1,711,500
Smith International, Inc.	15,500	1,106,700
		3,622,493

Pharmaceuticals — 7.0%
Allergan, Inc.	7,200	464,184
Cardinal Health, Inc.	3,800	237,614
Eli Lilly & Co.	3,000	170,790
Express Scripts, Inc. (a)	6,800	379,576
Gilead Sciences, Inc. (a) (b)	23,200	948,184
Medco Health Solutions, Inc. (a)	5,500	497,145
Merck & Co., Inc.	7,400	382,506
Novartis AG CHF	522	28,577
Roche Holding AG CHF	2,740	493,945
Schering-Plough Corp.	14,600	461,798
Wyeth	4,900	218,295
		4,282,614

3

Retail — 5.9%
Bed Bath & Beyond, Inc. (a) (b)	6,400	$218,368
CVS Caremark Corp.	29,359	1,163,497
The Home Depot, Inc.	7,900	256,276
Kohl’s Corp. (a)	14,500	831,285
McDonald’s Corp.	2,200	119,834
Target Corp.	11,700	743,769
Wal-Mart Stores, Inc.	7,000	305,550
		3,638,579

Semiconductors — 5.0%
Analog Devices, Inc.	11,000	397,760
Applied Materials, Inc.	500	10,350
ASML Holding NV (a) (b)	9,100	299,026
Broadcom Corp. Cl. A (a)	3,000	109,320
Intel Corp.	19,200	496,512
Marvell Technology Group Ltd. (a)	28,300	463,271
Maxim Integrated Products, Inc.	10,400	305,240
Texas Instruments, Inc.	12,900	472,011
Xilinx, Inc. (b)	19,100	499,274
		3,052,764

Software — 6.7%
Adobe Systems, Inc. (a)	8,000	349,280
Autodesk, Inc. (a)	8,800	439,736
Automatic Data Processing, Inc.	15,700	721,101
Electronic Arts, Inc. (a)	8,800	492,712
Intuit, Inc. (a)	7,900	239,370
MasterCard, Inc. Cl. A (b)	100	14,797
Microsoft Corp.	46,700	1,375,782
Oracle Corp. (a)	21,500	465,475
		4,098,253

Telecommunications — 10.0%
America Movil SAB de CV Sponsored ADR (Mexico) (b)	13,900	889,600
American Tower Corp. Cl. A (a) (b)	18,900	822,906
AT&T, Inc.	8,900	376,559
Cisco Systems, Inc. (a)	38,700	1,281,357
Corning, Inc.	13,100	322,915
Juniper Networks, Inc. (a)	25,700	940,877
MetroPCS Communications, Inc. (a) (b)	4,500	122,760
Nokia Oyj Sponsored ADR (Finland)	19,900	754,807
Qualcomm, Inc.	9,700	409,922
Telefonaktiebolaget LM Ericsson Cl. B SEK	60,200	239,111
		6,160,814

Transportation — 0.3%
Expeditors International of Washington, Inc. (b)	4,400	208,120

TOTAL EQUITIES (Cost $50,545,093)		61,543,923

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.7%
Cash Equivalents — 14.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$157,315	$157,315
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	78,659	78,659
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	62,927	62,927
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	188,781	188,781
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	47,195	47,195
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	78,659	78,659
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	78,659	78,659
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	314,635	314,635
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	78,659	78,659
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	78,659	78,659
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	125,854	125,854
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	424,758	424,758
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	94,391	94,391
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	896,711	896,711
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	314,635	314,635
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	94,391	94,391
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	62,927	62,927
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	94,391	94,391
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	78,392	78,392
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	786,589	786,589
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	235,977	235,977
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	15,732	15,732
Freddie Mac Discount Note
4.515%	10/24/2007	15,679	15,679
Freddie Mac Discount Note
4.527%	11/13/2007	61,245	61,245
Freddie Mac Discount Note
4.557%	10/26/2007	78,371	78,371
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	157,318	157,318

5

National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	$1,101,224	$1,101,224
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	314,635	314,635
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	94,391	94,391
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	78,659	78,659
Reserve Primary Money Market Fund (c)
		157,318	157,318
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	157,318	157,318
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	78,659	78,659
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	78,659	78,659
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	62,927	62,927
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	125,854	125,854
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	314,635	314,635
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	382,891	382,891
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	157,318	157,318
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	157,318	157,318
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	157,318	157,318
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	78,659	78,659
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	157,318	157,318
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	157,318	157,318
Wells Fargo Bank
5.450%	10/12/2007	78,659	78,659
			8,592,587

Repurchase Agreements — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		461,197	461,197

TOTAL SHORT-TERM INVESTMENTS (Cost $9,053,784)			9,053,784

TOTAL INVESTMENTS — 114.7% (Cost $59,598,877) (f)			$70,597,707

Other Assets/(Liabilities) — (14.7%)			(9,022,831)

NET ASSETS — 100.0%			$61,574,876

6

Notes to Portfolio of Investments

ADR - American Depository Receipt

CHF - Swiss Franc

SEK - Swedish Kronor

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $461,312. Collateralized by a U.S. Government Agency obligation with a rate of 4.217%, maturity date of 05/01/2035, and aggregate market value, including accrued interest, of $472,892.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Large Cap Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Aerospace & Defense — 6.0%
Boeing Co.	26,270	$2,758,087
Spirit AeroSystems Holdings, Inc. Cl. A (a)	32,100	1,249,974
United Technologies Corp.	7,800	627,744
		4,635,805

Beverages — 1.3%
PepsiCo, Inc.	13,650	999,999

Biotechnology — 3.7%
Celgene Corp. (a) (b)	15,350	1,094,608
Genentech, Inc. (a)	22,620	1,764,812
		2,859,420

Chemicals — 4.2%
Air Products & Chemicals, Inc.	12,700	1,241,552
Monsanto Co.	23,700	2,032,038
		3,273,590

Commercial Services — 1.0%
Moody’s Corp.	16,100	811,440

Computers — 9.5%
Apple, Inc. (a)	29,760	4,569,350
Hewlett-Packard Co.	52,600	2,618,954
Research In Motion Ltd. (a)	1,600	157,680
		7,345,984

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	9,125	650,795
The Procter & Gamble Co.	22,040	1,550,294
		2,201,089

Diversified Financial — 15.9%
The Blackstone Group LP (a) (b)	55,825	1,400,091
CME Group, Inc.	4,305	2,528,542
Franklin Resources, Inc. (b)	16,360	2,085,900
The Goldman Sachs Group, Inc.	4,140	897,304
JP Morgan Chase & Co.	13,065	598,638
Janus Capital Group, Inc. (b)	19,800	559,944
Legg Mason, Inc.	15,570	1,312,395
Merrill Lynch & Co., Inc.	22,600	1,610,928
MF Global Ltd. (a)	17,100	495,900
NYSE Euronext (b)	10,550	835,243
		12,324,885

Engineering & Construction — 0.9%
Fluor Corp.	4,650	669,507

Foods — 1.0%
Wrigley (Wm.) Jr. Co.	11,950	767,548

1

Health Care - Products — 2.0%
Alcon, Inc.	10,655	$1,533,468

Health Care - Services — 2.8%
WellPoint, Inc. (a)	27,500	2,170,300

Internet — 6.1%
Google, Inc. Cl. A (a) (b)	8,370	4,748,050

Lodging — 2.2%
Hilton Hotels Corp.	6,500	302,185
Starwood Hotels & Resorts Worldwide, Inc.	22,500	1,366,875
		1,669,060

Machinery - Diversified — 2.0%
Deere & Co.	10,650	1,580,673

Manufacturing — 2.6%
Honeywell International, Inc.	34,050	2,024,954

Media — 2.8%
Comcast Corp. Special, Cl. A (a)	89,350	2,140,826

Oil & Gas Services — 5.9%
Baker Hughes, Inc.	20,350	1,839,030
Halliburton Co.	17,700	679,680
Schlumberger Ltd.	19,900	2,089,500
		4,608,210

Pharmaceuticals — 8.7%
Abbott Laboratories	36,475	1,955,790
Gilead Sciences, Inc. (a)	59,020	2,412,147
Medco Health Solutions, Inc. (a)	6,200	560,418
Merck & Co., Inc.	15,000	775,350
Teva Pharmaceutical Sponsored ADR (Israel)	9,900	440,253
Wyeth	13,000	579,150
		6,723,108

Retail — 4.3%
Kohl’s Corp. (a)	25,500	1,461,915
McDonald’s Corp.	10,750	585,553
Nordstrom, Inc. (b)	8,000	375,120
Target Corp.	14,065	894,112
		3,316,700

Semiconductors — 5.5%
Broadcom Corp. Cl. A (a)	52,800	1,924,032
Intel Corp.	54,000	1,396,440
Nvidia Corp. (a)	25,250	915,060
		4,235,532

Software — 2.3%
Adobe Systems, Inc. (a)	30,400	1,327,264
Microsoft Corp.	15,300	450,738
		1,778,002

2

Telecommunications — 5.7%
Cisco Systems, Inc. (a)	108,300	$3,585,813
Qualcomm, Inc.	20,200	853,652
		4,439,465

TOTAL EQUITIES (Cost $65,753,333)		76,857,615

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.8%
Cash Equivalents — 14.3% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$202,899	$202,899
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	101,452	101,452
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	81,161	81,161
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	243,484	243,484
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	60,871	60,871
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	101,452	101,452
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	101,452	101,452
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	405,807	405,807
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	101,452	101,452
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	101,452	101,452
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	162,323	162,323
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	547,840	547,840
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	121,742	121,742
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,156,550	1,156,550
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	405,807	405,807
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	121,742	121,742
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	81,161	81,161
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	121,742	121,742
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	101,107	101,107

3

Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	$1,014,518	$1,014,518
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	304,355	304,355
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	20,290	20,290
Freddie Mac Discount Note
4.515%	10/24/2007	20,222	20,222
Freddie Mac Discount Note
4.527%	11/13/2007	78,992	78,992
Freddie Mac Discount Note
4.557%	10/26/2007	101,081	101,081
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	202,904	202,904
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	1,420,325	1,420,325
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	405,807	405,807
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	121,742	121,742
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	101,452	101,452
Reserve Primary Money Market Fund (c)
		202,904	202,904
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	202,904	202,904
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	101,452	101,452
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	101,452	101,452
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	81,161	81,161
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	162,323	162,323
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	405,807	405,807
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	493,842	493,842
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	202,904	202,904
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	202,904	202,904
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	202,904	202,904
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	101,452	101,452
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	202,904	202,904
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	202,904	202,904
Wells Fargo Bank
5.450%	10/12/2007	101,452	101,452
			11,082,453

4

Repurchase Agreements — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)	$1,911,916	$1,911,916

TOTAL SHORT-TERM INVESTMENTS (Cost $12,994,369)		12,994,369

TOTAL INVESTMENTS — 116.0% (Cost $78,747,702) (f)		$89,851,984

Other Assets/(Liabilities) — (16.0%)		(12,378,966)

NET ASSETS — 100.0%		$77,473,018

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $1,912,394.  Collateralized by a U.S. Government Agency obligation with a rate of 5.533%, maturity date of 01/01/2035, and an aggregate market value, including accrued interest, of $1,950,547.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Concentrated Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK — 98.1%
Commercial Services — 2.8%
Quanta Services, Inc. (a) (b)	93,800	$ 2,481,010

Diversified Financial — 9.3%
Citigroup, Inc.	86,600	4,041,622
E*TRADE Financial Corp. (a)	140,000	1,828,400
The Goldman Sachs Group, Inc.	11,500	2,492,510
		8,362,532

Electronics — 3.2%
Jabil Circuit, Inc.	126,600	2,891,544

Energy - Alternate Sources — 2.2%
SunPower Corp. Cl. A (a) (b)	24,000	1,987,680

Engineering & Construction — 11.4%
Fluor Corp.	26,200	3,772,276
Foster Wheeler Ltd. (a)	23,200	3,045,696
The Shaw Group, Inc. (a)	58,100	3,375,610
		10,193,582

Insurance — 4.9%
American International Group, Inc.	65,100	4,404,015

Internet — 25.8%
Amazon.com, Inc. (a)	58,100	5,412,015
eBay, Inc. (a)	125,700	4,904,814
Expedia, Inc. (a)	57,500	1,833,100
Google, Inc. Cl. A (a)	6,675	3,786,527
Yahoo!, Inc. (a)	270,100	7,249,484
		23,185,940

Machinery - Construction & Mining — 2.3%
Caterpillar, Inc.	25,900	2,031,337

Manufacturing — 4.8%
General Electric Co.	103,500	4,284,900

Media — 4.4%
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	281,500	3,988,855

Semiconductors — 3.2%
Texas Instruments, Inc.	79,400	2,905,246

Software — 7.4%
Electronic Arts, Inc. (a)	60,800	3,404,192
NAVTEQ Corp. (a)	41,800	3,259,146
		6,663,338

Telecommunications — 13.9%
Cisco Systems, Inc. (a)	58,300	1,930,313

1

Nokia Oyj Sponsored ADR (Finland)	160,800	$ 6,099,144
Qualcomm, Inc.	104,700	4,424,622
		12,454,079

Transportation — 2.5%
FedEx Corp.	21,700	2,273,075

TOTAL EQUITIES (Cost $72,791,911)		88,107,133

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.6%
Cash Equivalents — 8.6% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 142,430	$ 142,430
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	71,216	71,216
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	56,973	56,973
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	170,918	170,918
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	42,729	42,729
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	71,216	71,216
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	71,216	71,216
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	284,863	284,863
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	71,216	71,216
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	71,216	71,216
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	113,945	113,945
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	384,565	384,565
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	85,459	85,459
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	811,860	811,860
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	284,863	284,863
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	85,459	85,459
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	56,973	56,973
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	85,459	85,459
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	70,974	70,974

2

Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	$ 712,158	$ 712,158
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	213,647	213,647
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	14,243	14,243
Freddie Mac Discount Note
4.515%	10/24/2007	14,195	14,195
Freddie Mac Discount Note
4.527%	11/13/2007	55,450	55,450
Freddie Mac Discount Note
4.557%	10/26/2007	70,955	70,955
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	142,432	142,432
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	997,021	997,021
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	284,863	284,863
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	85,459	85,459
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	71,216	71,216
Reserve Primary Money Market Fund (c)
		142,432	142,432
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	142,432	142,432
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	71,216	71,216
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	71,216	71,216
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	56,973	56,973
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	113,945	113,945
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	284,863	284,863
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	346,661	346,661
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	142,432	142,432
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	142,432	142,432
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	142,432	142,432
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	71,216	71,216
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	142,432	142,432
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	142,432	142,432
Wells Fargo Bank
5.450%	10/12/2007	71,216	71,216
			7,779,519

3

Repurchase Agreements — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)	$1,764,974	$1,764,974

TOTAL SHORT-TERM INVESTMENTS (Cost $9,544,493)		9,544,493

TOTAL INVESTMENTS — 108.7% (Cost $82,336,404) (f)		$97,651,626

Other Assets/(Liabilities) — (8.7%)		(7,819,113)

NET ASSETS — 100.0%		$89,832,513

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $1,765,416.  Collateralized by a U.S. Government Agency obligation with a rate of 4.74%, maturity date of 8/01/2035, and an aggregate market value, including accrued interest, of $1,802,630.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MML Mid Cap Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.7%
COMMON STOCK — 94.7%
Airlines — 1.7%
Southwest Airlines Co.	462,040	$6,838,191

Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG EUR	30,800	1,975,144
Honda Motor Co. Ltd. JPY	85,400	2,843,688
		4,818,832

Automotive & Parts — 0.8%
Autoliv, Inc.	53,117	3,173,741

Banks — 9.2%
Associated Banc-Corp	66,200	1,961,506
BB&T Corp.	68,865	2,781,457
Marshall and Ilsley Corp.	117,826	5,157,244
The South Financial Group, Inc.	366,275	8,329,094
SunTrust Banks, Inc.	197,044	14,910,319
United Bankshares, Inc.	38,970	1,186,247
Zions Bancorp	34,400	2,362,248
		36,688,115

Beverages — 1.6%
Anheuser-Busch Cos., Inc.	102,509	5,124,425
Coca-Cola Enterprises, Inc.	48,320	1,170,310
		6,294,735

Building Materials — 0.8%
Masco Corp.	138,133	3,200,542

Chemicals — 0.6%
Minerals Technologies, Inc. (a)	34,481	2,310,227

Computers — 0.9%
Diebold, Inc.	25,900	1,176,378
Synopsys, Inc. (b)	85,835	2,324,412
		3,500,790

Cosmetics & Personal Care — 0.3%
The Estee Lauder Cos., Inc. Cl. A	28,300	1,201,618

Distribution & Wholesale — 0.3%
Genuine Parts Co.	22,618	1,130,900

Diversified Financial — 4.5%
The Bear Stearns Cos., Inc. (a)	24,300	2,984,283
Freddie Mac	255,562	15,080,714
		18,064,997

Electric — 9.3%
Ameren Corp. (a)	44,319	2,326,748
Consolidated Edison, Inc.	41,100	1,902,930

1

Idacorp, Inc.	118,951	$3,894,456
Portland General Electric Co. (a)	283,794	7,889,473
Puget Energy, Inc.	286,036	6,999,301
Sierra Pacific Resources	180,300	2,836,119
Westar Energy, Inc.	141,700	3,480,152
Wisconsin Energy Corp.	123,948	5,581,378
Xcel Energy, Inc.	107,000	2,304,780
		37,215,337

Electrical Components & Equipment — 2.7%
Hubbell, Inc. Cl. B	44,400	2,536,128
Littelfuse, Inc. (b)	46,776	1,669,435
Molex, Inc. (a)	248,200	6,684,026
		10,889,589

Electronics — 2.0%
Tyco Electronics Ltd. (b)	181,363	6,425,691
Vishay Intertechnology, Inc. (b)	132,600	1,727,778
		8,153,469

Entertainment — 4.5%
International Speedway Corp. Cl. A	173,986	7,978,998
Speedway Motorsports, Inc.	274,785	10,167,045
		18,146,043

Environmental Controls — 1.9%
Republic Services, Inc.	80,221	2,624,029
Waste Management, Inc.	126,512	4,774,563
		7,398,592

Foods — 9.5%
Campbell Soup Co.	81,300	3,008,100
ConAgra Foods, Inc.	188,709	4,930,966
Diamond Foods, Inc.	264,531	5,465,210
General Mills, Inc.	47,700	2,767,077
Heinz (H. J.) Co.	165,261	7,635,058
The Hershey Co. (a)	69,500	3,225,495
Kraft Foods, Inc. Cl. A	321,584	11,097,864
		38,129,770

Forest Products & Paper — 1.1%
MeadWestvaco Corp.	41,008	1,210,966
Weyerhaeuser Co.	42,555	3,076,727
		4,287,693

Gas — 2.0%
Southwest Gas Corp.	190,783	5,397,251
WGL Holdings, Inc.	80,297	2,721,265
		8,118,516

Health Care - Products — 3.0%
Beckman Coulter, Inc.	49,713	3,666,831
Covidien Ltd. (b)	77,800	3,228,700
Symmetry Medical, Inc. (b)	296,188	4,946,340
		11,841,871

2

Health Care - Services — 1.7%
LifePoint Hospitals, Inc. (a) (b)	134,600	$4,039,346
Universal Health Services, Inc. Cl. B	53,212	2,895,797
		6,935,143

Home Builders — 0.4%
Winnebago Industries, Inc. (a)	64,229	1,533,789

Home Furnishing — 0.3%
Whirlpool Corp.	13,700	1,220,670

Household Products — 3.2%
Avery Dennison Corp.	40,600	2,315,012
The Clorox Co.	62,453	3,809,008
Kimberly-Clark Corp.	94,606	6,647,018
		12,771,038

Housewares — 0.3%
Hunter Douglas NV EUR	13,000	1,161,114

Insurance — 11.9%
Allstate Corp.	28,601	1,635,691
Ambac Financial Group, Inc. (a)	190,351	11,974,981
Chubb Corp.	67,933	3,643,926
Genworth Financial, Inc. Cl. A	233,424	7,173,120
The Hartford Financial Services Group, Inc.	25,088	2,321,894
Horace Mann Educators Corp.	77,720	1,531,861
Marsh & McLennan Cos., Inc.	291,067	7,422,209
MGIC Investment Corp. (a)	369,705	11,945,169
		47,648,851

Machinery - Diversified — 1.5%
Altra Holdings, Inc. (b)	350,790	5,847,669

Mining — 1.1%
Compass Minerals International, Inc.	79,427	2,703,695
Newmont Mining Corp.	34,073	1,524,085
		4,227,780

Office Equipment/Supplies — 1.6%
Pitney Bowes, Inc.	144,201	6,549,609

Office Furnishings — 1.4%
HNI Corp. (a)	155,390	5,594,040

Oil & Gas — 2.0%
Apache Corp.	61,294	5,520,138
St. Mary Land & Exploration Co.	67,884	2,421,422
		7,941,560

Packaging & Containers — 1.9%
Bemis Co., Inc.	260,594	7,585,891

3

Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	67,600	$1,948,232
Watson Pharmaceutical, Inc. (b)	75,836	2,457,086
		4,405,318

Pipelines — 0.9%
Equitable Resources, Inc. (a)	68,769	3,567,048

Real Estate Investment Trusts (REITS) — 0.8%
Education Realty Trust, Inc. REIT (a)	243,859	3,292,097

Retail — 1.7%
CEC Entertainment, Inc. (b)	73,200	1,966,884
Family Dollar Stores, Inc.	44,500	1,181,920
Lowe’s Companies, Inc.	125,863	3,526,681
		6,675,485

Semiconductors — 1.7%
QLogic Corp. (b)	432,839	5,821,685
Teradyne, Inc. (b)	83,300	1,149,540
		6,971,225

Telecommunications — 0.6%
Iowa Telecommunications Services, Inc. (a)	58,322	1,157,692
Motorola, Inc.	61,957	1,148,063
		2,305,755

Toys, Games & Hobbies — 2.1%
RC2 Corp. (b)	302,400	8,373,456

Transportation — 0.6%
Heartland Express, Inc. (a)	168,871	2,411,478

TOTAL EQUITIES (Cost $382,542,724)		378,422,584

	Number of
	Shares	Market Value
MUTUAL FUND - 3.4%
Investment Companies
iShares S&P MidCap 400 Index Fund (a)	153,712	$13,534,342

TOTAL MUTUAL FUND (Cost $13,634,477)		13,534,342

TOTAL LONG TERM INVESTMENTS (Cost $396,177,201)		391,956,926

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.0%
Cash Equivalents — 15.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$1,097,673	$1,097,673

4

Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	$548,836	$548,836
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	439,068	439,068
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,317,207	1,317,207
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	329,301	329,301
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	548,837	548,837
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	548,837	548,837
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,195,347	2,195,347
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	548,837	548,837
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	548,837	548,837
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	878,139	878,139
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	2,963,719	2,963,719
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	658,604	658,604
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	6,256,739	6,256,739
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	2,195,347	2,195,347
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	658,604	658,604
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	439,069	439,069
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	658,604	658,604
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	546,972	546,972
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	5,488,368	5,488,368
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,646,510	1,646,510
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	109,767	109,767
Freddie Mac Discount Note
4.515%	10/24/2007	109,397	109,397
Freddie Mac Discount Note
4.527%	11/13/2007	427,335	427,335
Freddie Mac Discount Note
4.557%	10/26/2007	546,830	546,830
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	1,097,674	1,097,674
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	7,683,715	7,683,715

5

Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	$2,195,347	$2,195,347
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	658,604	658,604
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	548,837	548,837
Reserve Primary Money Market Fund (c)
		1,097,674	1,097,674
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	1,097,674	1,097,674
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	548,837	548,837
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	548,837	548,837
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	439,069	439,069
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	878,139	878,139
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	2,195,347	2,195,347
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	2,671,599	2,671,599
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,097,674	1,097,674
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	1,097,674	1,097,674
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	1,097,674	1,097,674
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	548,837	548,837
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	1,097,674	1,097,674
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	1,097,674	1,097,674
Wells Fargo Bank
5.450%	10/12/2007	548,837	548,837
			59,954,181

Repurchase Agreements — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)
		7,875,698	7,875,698

TOTAL SHORT-TERM INVESTMENTS (Cost $67,829,879)			67,829,879

TOTAL INVESTMENTS — 115.1% (Cost $464,007,080) (f)			$459,786,805

Other Assets/(Liabilities) — (15.1%)			(60,368,438)

NET ASSETS — 100.0%			$399,418,367

6

Notes to Portfolio of Investments

EUR - Euro

JPY - Japanese Yen

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $7,877,667. Collateralized by a U.S. Government Agency obligation with a rate of 4.83%, maturity date of 10/01/2035, and an aggregate market value, including accrued interest, of $8,036,550.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Mid Cap Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK — 96.7%
Advertising — 2.4%
Catalina Marketing Corp. (a)	50,000	$1,619,500
Clear Channel Outdoor Holdings, Inc. Cl. A (a) (b)	70,900	1,807,950
Focus Media Holding Ltd. ADR (China) (a) (b)	3,300	191,466
Getty Images, Inc. (a)	1,600	44,544
Lamar Advertising Co. Cl. A (b)	58,200	2,850,054
Omnicom Group, Inc.	7,300	351,057
WPP Group PLC Sponsored ADR (United Kingdom)	3,100	209,250
		7,073,821

Aerospace & Defense — 2.4%
Alliant Techsystems, Inc. (a) (b)	25,300	2,765,290
Empresa Brasileira de Aeronautica SA ADR (Brazil)	3,300	144,936
Rockwell Collins, Inc.	57,700	4,214,408
		7,124,634

Airlines — 0.8%
SkyWest, Inc.	5,600	140,952
Southwest Airlines Co.	157,600	2,332,480
		2,473,432

Apparel — 0.1%
Coach, Inc. (a)	7,300	345,071

Auto Manufacturers — 0.7%
Oshkosh Truck Corp.	35,000	2,168,950

Automotive & Parts — 0.7%
WABCO Holdings, Inc. (b)	43,400	2,028,950

Banks — 0.4%
City National Corp.	1,000	69,510
East West Bancorp, Inc.	2,400	86,304
First Horizon National Corp. (b)	2,400	63,984
Northern Trust Corp.	6,400	424,128
SVB Financial Group (a) (b)	10,800	511,488
Synovus Financial Corp.	2,600	72,930
UCBH Holdings, Inc.	4,200	73,416
		1,301,760

Beverages — 0.2%
Brown-Forman Corp. Cl. B	2,500	187,275
Cott Corp. (a)	60,000	478,200
		665,475

Biotechnology — 2.3%
Celgene Corp. (a) (b)	1,400	99,834
Charles River Laboratories International, Inc. (a)	3,400	190,910
Genzyme Corp. (a)	1,500	92,940
Human Genome Sciences, Inc. (a) (b)	67,000	689,430
Illumina, Inc. (a) (b)	24,700	1,281,436

1

Integra LifeSciences Holdings Corp. (a) (b)	1,400	$68,012
Invitrogen Corp. (a)	2,100	171,633
Martek Biosciences Corp. (a) (b)	2,500	72,575
Millipore Corp. (a) (b)	1,500	113,700
Myriad Genetics, Inc. (a) (b)	14,000	730,100
PDL BioPharma, Inc. (a)	25,000	540,250
QIAGEN NV (a) (b)	73,100	1,418,871
Vertex Pharmaceuticals, Inc. (a)	39,500	1,517,195
		6,986,886

Building Materials — 0.4%
American Standard Cos., Inc.	34,000	1,211,080
Genlyte Group, Inc. (a)	1,500	96,390
		1,307,470

Chemicals — 0.1%
Ecolab, Inc.	4,400	207,680
Sigma-Aldrich Corp.	1,600	77,984
The Valspar Corp.	3,000	81,630
		367,294

Coal — 1.9%
CONSOL Energy, Inc.	69,200	3,224,720
Foundation Coal Holdings, Inc.	26,500	1,038,800
Peabody Energy Corp.	27,000	1,292,490
		5,556,010

Commercial Services — 5.5%
Apollo Group, Inc. Cl. A (a)	3,000	180,450
Block (H&R), Inc.	2,600	55,068
ChoicePoint, Inc. (a)	16,200	614,304
The Corporate Executive Board Co. (b)	11,100	824,064
DeVry, Inc.	3,900	144,339
Equifax, Inc.	2,400	91,488
Fastenal Co. (b)	36,000	1,634,760
Iron Mountain, Inc. (a)	66,950	2,040,636
ITT Educational Services, Inc. (a)	1,400	170,366
LECG Corp. (a)	3,000	44,700
Manpower, Inc.	30,600	1,969,110
Monster Worldwide, Inc. (a)	59,200	2,016,352
Moody’s Corp.	6,000	302,400
Quanta Services, Inc. (a) (b)	51,900	1,372,755
Resources Connection, Inc.	12,000	277,800
Ritchie Bros. Auctioneers, Inc.	4,200	273,420
Robert Half International, Inc.	38,300	1,143,638
SAIC, Inc. (a) (b)	122,000	2,341,180
VistaPrint Ltd. (a) (b)	2,500	93,425
Western Union	45,300	949,941
		16,540,196

Computers — 3.4%
Cadence Design Systems, Inc. (a)	3,600	79,884
Cognizant Technology Solutions Corp. Cl. A (a)	3,900	311,103
DST Systems, Inc. (a) (b)	43,100	3,698,411
FactSet Research Systems, Inc.	2,500	171,375

2

IHS, Inc. Cl. A (a)	18,000	$1,016,820
Jack Henry & Associates, Inc.	48,300	1,249,038
Logitech International SA (a) (b)	3,400	100,470
Network Appliance, Inc. (a)	22,400	602,784
Perot Systems Corp. Cl. A (a)	6,300	106,533
Seagate Technology	108,300	2,770,314
Synopsys, Inc. (a)	3,400	92,072
		10,198,804

Cosmetics & Personal Care — 0.1%
Avon Products, Inc.	9,000	337,770

Distribution & Wholesale — 0.2%
LKQ Corp. (a)	11,000	382,910
Grainger W.W., Inc.	2,200	200,618
		583,528

Diversified Financial — 3.3%
Affiliated Managers Group, Inc. (a) (b)	12,500	1,593,875
The Bear Stearns Cos., Inc.	1,200	147,372
BlackRock, Inc. (b)	1,100	190,751
CME Group, Inc.	587	344,774
Discover Financial Services (a)	54,000	1,123,200
E*TRADE Financial Corp. (a)	14,000	182,840
Eaton Vance Corp.	56,600	2,261,736
Federated Investors, Inc. Cl. B	3,100	123,070
Interactive Brokers Group, Inc. (a)	32,100	842,946
IntercontinentalExchange, Inc. (a) (b)	1,900	288,610
Janus Capital Group, Inc. (b)	4,700	132,916
Lazard Ltd. Cl. A	6,800	288,320
Legg Mason, Inc.	1,200	101,148
Nuveen Investments, Inc. Cl. A	31,000	1,920,140
Nymex Holdings, Inc. (b)	2,300	299,414
optionsXpress Holdings, Inc. (b)	2,600	67,964
TD Ameritrade Holding Corp. (a)	4,400	80,168
		9,989,244

Electric — 0.2%
AES Corp. (a)	12,800	256,512
Reliant Energy, Inc. (a)	11,500	294,400
		550,912

Electrical Components & Equipment — 1.3%
Ametek, Inc. (b)	83,300	3,600,226
General Cable Corp. (a) (b)	1,700	114,104
		3,714,330

Electronics — 2.6%
Cogent, Inc. (a) (b)	34,400	539,392
Cymer, Inc. (a)	1,400	53,746
Dolby Laboratories, Inc. Cl. A (a)	45,700	1,591,274
FLIR Systems, Inc. (a) (b)	51,200	2,835,968
Garmin Ltd. (b)	1,000	119,400
Gentex Corp. (b)	3,900	83,616
II-VI, Inc. (a)	2,700	93,231

3

Jabil Circuit, Inc.	92,900	$2,121,836
National Instruments Corp.	3,400	116,722
Thermo Fisher Scientific, Inc. (a)	1,900	109,668
Waters Corp. (a)	3,500	234,220
		7,899,073

Energy - Alternate Sources — 0.9%
First Solar, Inc. (a)	10,000	1,177,400
SunPower Corp. Cl. A (a) (b)	17,000	1,407,940
		2,585,340

Engineering & Construction — 0.4%
Fluor Corp.	2,900	417,542
Foster Wheeler Ltd. (a)	2,900	380,712
McDermott International, Inc. (a)	7,900	427,232
		1,225,486

Entertainment — 1.7%
DreamWorks Animation SKG, Inc. Cl. A (a)	32,800	1,096,176
International Game Technology	75,500	3,254,050
Pinnacle Entertainment, Inc. (a)	26,000	707,980
Shuffle Master, Inc. (a) (b)	5,900	88,205
		5,146,411

Environmental Controls — 0.2%
Republic Services, Inc.	7,650	250,231
Stericycle, Inc. (a)	4,100	234,356
		484,587

Foods — 0.8%
The Hershey Co. (b)	4,000	185,640
McCormick & Co., Inc.	4,800	172,656
Whole Foods Market, Inc. (b)	33,000	1,615,680
Wrigley (Wm.) Jr. Co.	4,800	308,304
		2,282,280

Health Care - Products — 3.1%
American Medical Systems Holdings, Inc. (a) (b)	3,800	64,410
ArthoCare Corp. (a)	1,300	72,657
Bard (C.R.), Inc.	18,100	1,596,239
Becton, Dickinson & Co.	1,300	106,665
Dentsply International, Inc.	2,500	104,100
Edwards Lifesciences Corp. (a)	50,000	2,465,500
Gen-Probe, Inc. (a)	24,800	1,651,184
Henry Schein, Inc. (a)	21,300	1,295,892
Hologic, Inc. (a) (b)	2,400	146,400
Intuitive Surgical, Inc. (a)	800	184,000
Patterson Cos., Inc. (a)	1,800	69,498
Resmed, Inc. (a) (b)	17,200	737,364
Respironics, Inc. (a)	2,900	139,287
St. Jude Medical, Inc. (a)	7,700	339,339
Techne Corp. (a)	2,600	164,008
Varian Medical Systems, Inc. (a)	2,600	108,914
Zimmer Holdings, Inc. (a)	1,000	80,990
		9,326,447

4

Health Care - Services — 3.1%
Community Health Systems, Inc. (a)	43,000	$1,351,920
Coventry Health Care, Inc. (a)	16,500	1,026,465
DaVita, Inc. (a)	15,600	985,608
Health Net, Inc. (a)	21,900	1,183,695
Healthways, Inc. (a) (b)	2,400	129,528
Humana, Inc. (a)	9,800	684,824
Laboratory Corp. of America Holdings (a)	2,400	187,752
Lincare Holdings, Inc. (a)	3,600	131,940
Manor Care, Inc.	54,000	3,477,600
Quest Diagnostics, Inc. (b)	2,600	150,202
		9,309,534

Home Builders — 0.1%
Centex Corp. (b)	2,000	53,140
KB Home (b)	1,800	45,108
Lennar Corp. Cl. A (b)	3,200	72,480
Meritage Homes Corp. (a) (b)	1,100	15,532
Pulte Homes, Inc.	2,400	32,664
Thor Industries, Inc.	2,200	98,978
Toll Brothers, Inc. (a) (b)	2,300	45,977
Winnebago Industries, Inc. (b)	2,500	59,700
		423,579

Home Furnishing — 1.0%
Harman International Industries, Inc.	36,000	3,114,720

Household Products — 0.1%
Avery Dennison Corp.	1,700	96,934
The Clorox Co.	2,900	176,871
		273,805

Insurance — 1.9%
Ambac Financial Group, Inc. (b)	2,300	144,693
Aon Corp.	2,800	125,468
Arch Capital Group Ltd. (a)	1,900	141,379
Assurant, Inc.	28,000	1,498,000
Axis Capital Holdings Ltd.	46,900	1,824,879
Brown & Brown, Inc. (b)	3,100	81,530
Cigna Corp.	4,300	229,147
Markel Corp. (a) (b)	200	96,800
Marsh & McLennan Cos., Inc.	3,000	76,500
MBIA, Inc.	2,000	122,100
OneBeacon Insurance Group Ltd.	3,200	68,960
Philadelphia Consolidated Holding Corp. (a)	600	24,804
Principal Financial Group, Inc.	17,000	1,072,530
RenaissanceRe Holdings Ltd.	1,500	98,115
Willis Group Holdings Ltd.	2,100	85,974
		5,690,879

Internet — 5.1%
Amazon.com, Inc. (a)	51,000	4,750,650
Baidu.com ADR (China) (a)	800	231,720
Checkfree Corp. (a) (b)	43,000	2,001,220

5

CNET Networks, Inc. (a) (b)	123,000	$916,350
Digital River, Inc. (a) (b)	22,600	1,011,350
Expedia, Inc. (a)	36,000	1,147,680
F5 Networks, Inc. (a)	5,300	197,107
McAfee, Inc. (a)	29,500	1,028,665
Sina Corp. (a)	2,800	133,980
Symantec Corp. (a)	5,900	114,342
VeriSign, Inc. (a)	113,800	3,839,612
		15,372,676

Iron & Steel — 0.1%
Carpenter Technology Corp. (b)	2,800	364,028

Leisure Time — 0.2%
Harley-Davidson, Inc. (b)	5,100	235,671
Royal Caribbean Cruises Ltd. (b)	2,100	81,963
WMS Industries, Inc. (a) (b)	3,600	119,160
		436,794

Lodging — 0.9%
Boyd Gaming Corp.	1,600	68,560
Choice Hotels International, Inc.	3,800	143,146
Gaylord Entertainment Co. (a)	27,000	1,436,940
Marriott International, Inc. Cl. A	4,800	208,656
Melco PBL Entertainment Ltd. ADR (Hong Kong) (a) (b)	3,900	64,350
Starwood Hotels & Resorts Worldwide, Inc.	3,900	236,925
Wynn Resorts Ltd. (b)	2,300	362,388
		2,520,965

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	3,200	162,752

Machinery - Diversified — 0.4%
Graco, Inc.	4,000	156,440
IDEX Corp.	29,350	1,068,047
Zebra Technologies Corp. Cl. A (a)	1,900	69,331
		1,293,818

Manufacturing — 2.8%
Danaher Corp.	13,000	1,075,230
Donaldson Co., Inc.	5,200	217,152
ITT Corp. (b)	29,400	1,997,142
Pall Corp.	2,400	93,360
Roper Industries, Inc. (b)	74,800	4,899,400
		8,282,284

Media — 2.9%
Cablevision Systems Corp. Cl. A (a) (b)	44,100	1,540,854
Discovery Holding Co. Cl. A (a)	82,000	2,365,700
The McGraw-Hill Companies, Inc.	6,600	336,006
Meredith Corp.	1,100	63,030
Rogers Communications, Inc. Cl. B	56,000	2,549,680
The Scripps (E.W.) Co. Cl. A	1,600	67,200
Shaw Communications, Inc. Cl. B (b)	5,200	129,168
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	113,000	1,601,210
		8,652,848

6

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	2,700	$399,546

Mining — 1.0%
Agnico-Eagle Mines Ltd. (b)	33,200	1,653,360
Teck Cominco Ltd. Cl. B (b)	28,000	1,335,880
		2,989,240

Office Furnishings — 0.0%
HNI Corp. (b)	2,100	75,600

Oil & Gas — 3.2%
Bill Barrett Corp. (a) (b)	2,700	106,407
CNX Gas Corp. (a) (b)	43,000	1,237,110
Compton Petroleum Corp. (a)	4,800	44,832
Diamond Offshore Drilling, Inc.	1,000	113,290
EOG Resources, Inc.	42,000	3,037,860
Mariner Energy, Inc. (a)	4,200	86,982
Murphy Oil Corp.	31,800	2,222,502
Nabors Industries Ltd. (a)	2,900	89,233
Ultra Petroleum Corp. (a)	2,900	179,916
XTO Energy, Inc.	37,100	2,294,264
		9,412,396

Oil & Gas Services — 5.3%
BJ Services Co. (b)	92,800	2,463,840
Cameron International Corp. (a)	31,200	2,879,448
Core Laboratories N.V. (a)	2,800	356,692
FMC Technologies, Inc. (a) (b)	61,800	3,563,388
Grant Prideco, Inc. (a)	6,400	348,928
Smith International, Inc.	68,800	4,912,320
TETRA Technologies, Inc. (a)	44,300	936,502
Weatherford International Ltd. (a)	4,600	309,028
		15,770,146

Packaging & Containers — 0.0%
Sealed Air Corp.	3,800	97,128

Pharmaceuticals — 5.7%
Alkermes, Inc. (a) (b)	59,500	1,094,800
Allergan, Inc.	5,600	361,032
Amylin Pharmaceuticals, Inc. (a) (b)	24,200	1,210,000
Barr Pharmaceuticals, Inc. (a)	49,000	2,788,590
Cephalon, Inc. (a) (b)	40,500	2,958,930
Elan Corp. PLC Sponsored ADR (Ireland) (a) (b)	114,700	2,413,288
Express Scripts, Inc. (a)	6,200	346,084
Gilead Sciences, Inc. (a)	11,000	449,570
Medarex, Inc. (a) (b)	27,600	390,816
Medicis Pharmaceutical Corp. Cl. A (b)	24,000	732,240
Mylan Laboratories, Inc.	39,000	622,440
OSI Pharmaceuticals, Inc. (a) (b)	16,000	543,840
Sepracor, Inc. (a)	25,400	698,500
Theravance, Inc. (a) (b)	26,000	678,340

7

Valeant Pharmaceuticals International (a)	65,000	$1,006,200
Warner Chilcott Ltd. Cl. A (a)	38,000	675,260
		16,969,930

Pipelines — 0.1%
The Williams Cos., Inc.	9,300	316,758

Retail — 6.6%
Advance Auto Parts, Inc.	21,200	711,472
AnnTaylor Stores Corp. (a)	2,400	76,008
Bed Bath & Beyond, Inc. (a)	49,900	1,702,588
Best Buy Co., Inc.	27,000	1,242,540
Carmax, Inc. (a) (b)	64,000	1,301,120
The Cheesecake Factory (a) (b)	39,400	924,718
Chipotle Mexican Grill, Inc. Cl. B (a)	21,000	2,247,000
Dick’s Sporting Goods, Inc. (a)	1,500	100,725
Family Dollar Stores, Inc.	3,700	98,272
Men’s Wearhouse, Inc.	2,100	106,092
MSC Industrial Direct Co. Cl. A	6,000	303,540
O’Reilly Automotive, Inc. (a)	56,600	1,891,006
P.F. Chang’s China Bistro, Inc. (a) (b)	18,000	532,800
Panera Bread Co. Cl. A (a) (b)	8,000	326,400
Petsmart, Inc.	74,900	2,389,310
Ross Stores, Inc.	4,800	123,072
Shoppers Drug Mart Corp. CAD	24,000	1,306,950
Staples, Inc.	6,200	133,238
Tiffany & Co.	5,200	272,220
Tim Hortons, Inc. (b)	38,900	1,355,665
The TJX Cos., Inc.	9,400	273,258
Tractor Supply Co. (a) (b)	1,600	73,744
Under Armour, Inc. Cl. A (a) (b)	12,000	717,840
Urban Outfitters, Inc. (a) (b)	3,500	76,300
Williams-Sonoma, Inc. (b)	31,600	1,030,792
Yum! Brands, Inc.	10,600	358,598
		19,675,268

Semiconductors — 6.0%
Altera Corp. (b)	84,000	2,022,720
Analog Devices, Inc.	8,500	307,360
Broadcom Corp. Cl. A (a)	7,400	269,656
Fairchild Semiconductor International, Inc. (a)	45,200	844,336
Integrated Device Technology, Inc. (a)	6,100	94,428
Intersil Corp. Cl. A	72,800	2,433,704
KLA-Tencor Corp. (b)	1,600	89,248
Lam Research Corp. (a)	1,900	101,194
Linear Technology Corp. (b)	10,600	370,894
Marvell Technology Group Ltd. (a)	123,200	2,016,784
Maxim Integrated Products, Inc.	9,400	275,890
MEMC Electronic Materials, Inc. (a)	2,300	135,378
Microchip Technology, Inc.	52,300	1,899,536
National Semiconductor Corp.	8,900	241,368
ON Semiconductor Corp. (a) (b)	116,000	1,456,960
PMC-Sierra, Inc. (a) (b)	144,000	1,208,160
QLogic Corp. (a)	8,200	110,290
Silicon Laboratories, Inc. (a) (b)	4,400	183,744

8

Spansion LLC Cl. A (a) (b)	39,000	$329,550
Teradyne, Inc. (a)	96,800	1,335,840
Xilinx, Inc.	81,900	2,140,866
		17,867,906

Software — 4.9%
Activision, Inc. (a)	9,400	202,946
American Reprographics Co. (a) (b)	7,500	140,400
Autodesk, Inc. (a)	28,600	1,429,142
Avid Technology, Inc. (a) (b)	33,200	899,056
Cerner Corp. (a) (b)	23,000	1,375,630
Citrix Systems, Inc. (a)	3,800	153,216
Cognos, Inc. (a)	1,700	70,601
Dun & Bradstreet Corp.	1,200	118,332
Electronic Arts, Inc. (a)	5,500	307,945
Fidelity National Information Services, Inc.	1,500	66,555
Fiserv, Inc. (a)	16,300	829,018
Global Payments, Inc.	51,400	2,272,908
Intuit, Inc. (a)	40,100	1,215,030
MoneyGram International, Inc.	5,500	124,245
NAVTEQ Corp. (a)	23,800	1,855,686
Paychex, Inc.	7,700	315,700
Red Hat, Inc. (a) (b)	103,700	2,060,519
Salesforce.com, Inc. (a) (b)	15,100	774,932
Satyam Computer Services Ltd. ADR (India)	8,400	217,476
SEI Investments Co.	3,600	98,208
THQ, Inc. (a) (b)	5,300	132,394
		14,659,939

Telecommunications — 8.3%
ADTRAN, Inc.	20,000	460,600
Amdocs Ltd. (a)	60,000	2,231,400
American Tower Corp. Cl. A (a)	76,500	3,330,810
Ciena Corp. (a) (b)	29,000	1,104,320
Comverse Technology, Inc. (a)	28,000	554,400
Crown Castle International Corp. (a) (b)	97,800	3,973,614
Foundry Networks, Inc. (a)	7,100	126,167
Harris Corp.	40,000	2,311,600
JDS Uniphase Corp. (a)	6,900	103,224
Juniper Networks, Inc. (a)	115,900	4,243,099
Leap Wireless International, Inc. (a)	41,400	3,368,718
MetroPCS Communications, Inc. (a) (b)	52,600	1,434,928
NeuStar, Inc. Cl. A (a) (b)	3,800	130,302
NII Holdings, Inc. Cl. B (a)	3,300	271,095
SBA Communications Corp. Cl. A (a)	30,700	1,083,096
		24,727,373

Textiles — 0.0%
Cintas Corp.	3,000	111,300

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	6,100	143,106

Transportation — 0.6%
C.H. Robinson Worldwide, Inc. (b)	4,400	238,876

9

Expeditors International of Washington, Inc.	5,200	$245,960
Landstar System, Inc.	5,000	209,850
UTI Worldwide, Inc.	47,900	1,100,742
		1,795,428

TOTAL COMMON STOCK (Cost $251,606,672)		289,173,907

PREFERRED STOCK — 0.0%
Banking, Savings & Loans
Bill Me Later, Inc. Preferred (c)	3,000	108,690

TOTAL PREFERRED STOCK (Cost $108,690)		108,690

TOTAL EQUITIES (Cost $251,715,362)		289,282,597

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 27.9%
Cash Equivalents — 24.6% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$1,345,604	$1,345,604
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	672,798	672,798
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	538,239	538,239
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,614,717	1,614,717
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	403,679	403,679
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	672,798	672,798
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	672,798	672,798
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,691,195	2,691,195
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	672,798	672,798
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	672,798	672,798
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	1,076,478	1,076,478
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	3,633,113	3,633,113
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	807,358	807,358
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	7,669,905	7,669,905
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	2,691,195	2,691,195
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	807,358	807,358

10

Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	$538,239	$538,239
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	807,358	807,358
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	670,513	670,513
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	6,727,986	6,727,986
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	2,018,396	2,018,396
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	134,560	134,560
Freddie Mac Discount Note
4.515%	10/24/2007	134,106	134,106
Freddie Mac Discount Note
4.527%	11/13/2007	523,854	523,854
Freddie Mac Discount Note
4.557%	10/26/2007	670,339	670,339
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	1,345,597	1,345,597
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	9,419,181	9,419,181
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	2,691,195	2,691,195
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	807,358	807,358
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	672,798	672,798
Reserve Primary Money Market Fund (d)
		1,345,597	1,345,597
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	1,345,597	1,345,597
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	672,798	672,798
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	672,798	672,798
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	538,239	538,239
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	1,076,478	1,076,478
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	2,691,195	2,691,195
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	3,275,014	3,275,014
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,345,597	1,345,597
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	1,345,597	1,345,597
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	1,345,597	1,345,597
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	672,798	672,798

11

UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	$1,345,597	$1,345,597
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	1,345,597	1,345,597
Wells Fargo Bank
5.450%	10/12/2007	672,798	672,798
			73,495,608

Repurchase Agreements — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)
		9,869,408	9,869,408

TOTAL SHORT-TERM INVESTMENTS (Cost $83,365,016)			83,365,016

TOTAL INVESTMENTS — 124.6% (Cost $335,080,378) (g)			$372,647,613

Other Assets/(Liabilities) — (24.6%)			(73,514,081)

NET ASSETS — 100.0%			$299,133,532

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             This security is valued in good faith under procedures established by the Board of Trustees.

(d)            Amount represents shares owned of the fund.

(e)             Represents investments of security lending collateral. (Note 2).

(f)               Maturity value of $9,871,876. Collateralized by U.S. Government Agency obligations with rates ranging from 4.137% to 4.750%, maturity date of 1/25/2033, and an aggregate market value, including accrued interest, of $10,066,942.

(g)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML Small Cap Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.5%
COMMON STOCK — 96.5%
Advertising — 0.0%
ValueVision Media, Inc. Cl. A (a)	7,700	$57,057

Aerospace & Defense — 0.2%
Aerovironment, Inc. (a)	5,000	115,050
Sequa Corp. Cl. A (a)	2,200	364,716
		479,766

Agriculture — 1.1%
Alliance One International, Inc. (a) (b)	166,700	1,090,218
Universal Corp. (b)	28,500	1,395,075
		2,485,293

Airlines — 0.3%
ExpressJet Holdings, Inc. (a)	41,700	128,853
Pinnacle Airlines Corp. (a) (b)	30,700	491,814
		620,667

Apparel — 1.1%
Kellwood Co. (b)	74,138	1,264,053
Perry Ellis International, Inc. (a)	40,655	1,126,550
		2,390,603

Auto Manufacturers — 0.1%
Wabash National Corp.	10,400	117,416

Automotive & Parts — 1.6%
Accuride Corp. (a)	19,100	231,301
ArvinMeritor, Inc. (b)	26,300	442,366
Cooper Tire & Rubber Co.	105,000	2,562,000
Exide Technologies (a) (b)	13,800	89,700
Lear Corp. (a)	2,500	80,250
Standard Motor Products, Inc.	22,200	208,680
		3,614,297

Banks — 10.7%
Banco Latinoamericano de Exportaciones SA Cl. E	56,100	1,019,898
Bank Mutual Corp. (b)	121,425	1,431,601
Cascade Bancorp (b)	34,898	776,829
Central Pacific Financial Corp.	46,400	1,354,880
Chemical Financial Corp. (b)	1,600	38,800
City National Corp.	8,500	590,835
The Colonial BancGroup, Inc.	500	10,810
Community Bancorp/NV (a)	23,400	588,276
Community Banks, Inc.	1,200	35,748
East West Bancorp, Inc.	42,300	1,521,108
First Bancorp (b)	53,900	512,050
First Community Bancorp (b)	30,500	1,668,655
First Indiana Corp.	4,600	144,072
First Merchants Corp.	1,300	28,028
First Regional Bancorp/Los Angeles, CA (a)	18,700	458,711

1

FirstMerit Corp.	23,300	$460,408
Frontier Financial Corp. (b)	7,750	180,807
Greater Bay Bancorp	15,414	425,426
Green Bankshares, Inc.	5,800	211,410
Hanmi Financial Corp.	140,119	2,170,443
International Bancshares Corp.	30,700	666,190
Omega Financial Corp.	1,600	42,256
Popular, Inc. (b)	17,900	219,812
Preferred Bank/Los Angeles, CA	55,074	2,166,611
The South Financial Group, Inc. (b)	85,000	1,932,900
Susquehanna Bancshares, Inc. (b)	6,900	138,690
SVB Financial Group (a) (b)	21,000	994,560
Texas Capital Bancshares, Inc. (a)	13,900	302,186
TriCo Bancshares	953	21,223
Umpqua Holdings Corp. (b)	147,038	2,942,230
Wilmington Trust Corp.	3,700	143,930
Wintrust Financial Corp.	13,900	593,391
		23,792,774

Beverages — 0.1%
Boston Beer Co., Inc. Cl. A (a)	5,100	248,166
PepsiAmericas, Inc.	100	3,244
		251,410

Biotechnology — 1.6%
Arqule, Inc. (a)	13,200	94,116
Cambrex Corp.	16,200	176,418
Martek Biosciences Corp. (a) (b)	4,600	133,538
Millennium Pharmaceuticals, Inc. (a)	93,924	953,329
Savient Pharmaceuticals, Inc. (a) (b)	149,800	2,179,590
		3,536,991

Building Materials — 0.1%
Goodman Global, Inc. (a)	10,200	243,576

Chemicals — 4.6%
CF Industries Holdings, Inc.	78,300	5,943,753
Innospec, Inc. (b)	42,352	964,779
OM Group, Inc. (a)	38,800	2,049,028
Schulman (A.), Inc.	8,900	175,597
Stepan Co.	1,967	60,800
Terra Industries, Inc. (a) (b)	35,000	1,094,100
Tronox, Inc. Cl. B	300	2,709
		10,290,766

Commercial Services — 5.8%
ABM Industries, Inc.	101,100	2,019,978
Albany Molecular Research, Inc. (a)	17,400	262,740
Avis Budget Group, Inc. (a)	16,300	373,107
Bowne & Co., Inc.	64,000	1,066,240
Career Education Corp. (a)	1,500	41,985
CorVel Corp. (a)	9,163	211,849
CPI Corp.	34,279	1,320,427
Deluxe Corp.	900	33,156
DynCorp International, Inc. (a)	76,000	1,756,360

2

Gartner Group, Inc. (a)	1,800	$44,028
Integrated Electrical Services, Inc. (a)	15,300	391,833
ITT Educational Services, Inc. (a)	10,100	1,229,069
PharmaNet Development Group, Inc. (a)	12,800	371,584
PHH Corp. (a)	17,975	472,383
Pre-Paid Legal Services, Inc. (a) (b)	17,000	942,820
Spherion Corp. (a)	196,584	1,623,784
TeleTech Holdings, Inc. (a) (b)	16,700	399,297
TNS, Inc.	21,300	342,078
		12,902,718

Computers — 3.0%
Agilysys, Inc.	51,100	863,590
Ansoft Corp. (a)	7,508	247,614
Ciber, Inc. (a)	122,300	955,163
Diebold, Inc.	1,600	72,672
Electronics for Imaging, Inc. (a)	14,800	397,528
Hutchinson Technology, Inc. (a)	9,800	241,080
Immersion Corp. (a) (b)	170,000	2,784,600
Magma Design Automation, Inc. (a)	20,200	284,214
Manhattan Associates, Inc. (a)	14,200	389,222
Quantum Corp. (a)	91,600	311,440
Sigma Designs, Inc. (a) (b)	600	28,944
Silicon Storage Technology, Inc. (a)	16,700	53,774
Synopsys, Inc. (a)	4,900	132,692
		6,762,533

Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc. (a)	3,900	105,144

Distribution & Wholesale — 0.4%
Ingram Micro, Inc. Cl. A (a)	1,000	19,610
Tech Data Corp. (a)	21,200	850,544
		870,154

Diversified Financial — 0.5%
Cowen Group, Inc. (a)	20,700	286,074
GAMCO Investors, Inc. Cl. A	7,900	432,920
Merrill Lynch & Co., Inc.	1,659	118,254
Ocwen Financial Corp. (a) (b)	19,600	184,828
		1,022,076

Electric — 2.7%
Alliant Energy Corp.	400	15,328
NorthWestern Corp.	16,000	434,720
Otter Tail Corp.	3,100	110,515
Pepco Holdings, Inc.	1,300	35,204
Portland General Electric Co.	75,700	2,104,460
Westar Energy, Inc.	131,300	3,224,728
		5,924,955

Electrical Components & Equipment — 2.4%
Belden, Inc.	19,641	921,359
Energizer Holdings, Inc. (a)	4,700	520,995
Graftech International Ltd. (a)	116,100	2,071,224

3

Superior Essex, Inc. (a)	49,706	$1,853,040
		5,366,618

Electronics — 1.4%
Analogic Corp.	10,800	688,608
Cubic Corp.	16,200	683,154
Methode Electronics, Inc.	29,900	449,995
Stoneridge, Inc. (a)	14,000	142,800
Varian, Inc. (a)	16,800	1,068,648
		3,033,205

Engineering & Construction — 1.5%
Emcor Group, Inc. (a)	32,300	1,012,928
Perini Corp. (a)	38,500	2,153,305
Stanley, Inc. (a)	2,300	63,365
		3,229,598

Environmental Controls — 0.1%
Metal Management, Inc.	3,200	173,440

Foods — 3.5%
Cal-Maine Foods, Inc. (b)	9,900	249,876
Chiquita Brands International, Inc. (a) (b)	76,800	1,215,744
Flowers Foods, Inc.	1,700	37,060
Fresh Del Monte Produce, Inc.	55,500	1,595,625
Ingles Markets, Inc. Cl. A	18,230	522,472
Nash Finch Co. (b)	8,400	334,572
Performance Food Group Co. (a)	84,900	2,558,037
Sanderson Farms, Inc. (b)	5,100	212,517
Seaboard Corp. (b)	562	1,101,520
		7,827,423

Forest Products & Paper — 1.5%
Buckeye Technologies, Inc. (a)	37,700	570,778
Domtar Corp. (a)	67,200	551,040
Potlatch Corp.	23,400	1,053,702
Rayonier, Inc. REIT	5,400	259,416
United Stationers, Inc. (a)	16,100	893,872
		3,328,808

Gas — 0.9%
Northwest Natural Gas Co.	14,900	680,930
SEMCO Energy, Inc. (a)	37,500	295,875
WGL Holdings, Inc.	27,200	921,808
		1,898,613

Hand & Machine Tools — 0.0%
Hardinge, Inc.	1,600	55,728

Health Care - Products — 1.2%
Align Technology, Inc. (a) (b)	11,500	291,295
CONMED Corp. (a)	29,200	817,308
Gen-Probe, Inc. (a)	2,400	159,792
Invacare Corp. (b)	23,500	549,430
Zoll Medical Corp. (a)	30,400	787,968
		2,605,793

4

Health Care - Services — 1.3%
American Dental Partners, Inc. (a)	7,100	$198,871
Apria Healthcare Group, Inc. (a)	53,200	1,383,732
Centene Corp. (a)	2,500	53,775
Kindred Healthcare, Inc. (a)	39,700	711,027
Medcath Corp. (a)	18,100	497,026
		2,844,431

Home Builders — 0.1%
Coachmen Industries, Inc.	4,400	29,480
Monaco Coach Corp.	14,500	203,435
		232,915

Home Furnishing — 0.0%
La-Z-Boy, Inc. (b)	200	1,476

Household Products — 1.0%
American Greetings Corp. Cl. A	57,801	1,525,946
Blyth, Inc.	30,500	623,725
		2,149,671

Housewares — 0.0%
Libbey, Inc.	1,700	29,784

Insurance — 7.6%
Alleghany Corp. (a)	650	263,900
American Physicians Capital, Inc.	25,700	1,001,272
Arch Capital Group Ltd. (a)	2,500	186,025
Aspen Insurance Holdings Ltd.	117,800	3,287,798
Assured Guaranty Ltd.	142,400	3,869,008
Landamerica Financial Group, Inc.	17,500	682,150
Max Capital Group Ltd.	58,500	1,640,340
NYMAGIC, Inc.	16,600	461,646
Odyssey Re Holdings Corp.	18,900	701,379
The Phoenix Companies, Inc.	400	5,644
Platinum Underwriters Holdings Ltd.	62,300	2,240,308
Reinsurance Group of America, Inc.	25,800	1,464,666
Security Capital Assurance Ltd. (b)	48,000	1,096,320
		16,900,456

Internet — 4.0%
1-800-Flowers.com, Inc. Cl. A (a)	15,700	181,963
Asiainfo Holdings, Inc. (a)	60,900	551,754
Authorize.Net Holdings, Inc. (a)	43,147	760,682
Blue Nile, Inc. (a) (b)	17,000	1,600,040
Chordiant Software, Inc. (a)	50,800	704,088
CMGI, Inc. (a)	233,100	317,016
InfoSpace, Inc.	4,500	79,020
Interwoven, Inc. (a)	170,560	2,427,069
On2 Technologies, Inc. (a) (b)	85,400	99,064
RealNetworks, Inc. (a)	141,018	956,102
S1 Corp. (a)	36,200	327,610
SonicWALL, Inc. (a)	31,312	273,354

5

United Online, Inc. (b)	3,700	$55,537
Vignette Corp. (a)	32,100	644,247
		8,977,546

Investment Companies — 1.8%
Apollo Investment Corp. (b)	169,000	3,515,200
Capital Southwest Corp. (b)	3,800	466,488
		3,981,688

Iron & Steel — 1.0%
Ryerson, Inc. (b)	44,700	1,508,178
Schnitzer Steel Industries, Inc. Cl. A	9,000	659,610
		2,167,788

Leisure Time — 0.2%
Polaris Industries, Inc. (b)	10,000	436,200

Machinery - Diversified — 1.2%
Applied Industrial Technologies, Inc.	10,800	332,964
Cascade Corp.	4,500	293,265
NACCO Industries, Inc. Cl. A	10,378	1,073,915
Robbins & Myers, Inc. (b)	16,500	945,285
Tecumseh Products Co. Cl. A (a)	4,100	78,925
		2,724,354

Manufacturing — 0.6%
Crane Co.	100	4,797
EnPro Industries, Inc. (a)	11,804	479,242
Tredegar Corp.	47,653	822,014
		1,306,053

Media — 1.6%
Belo Corp. Cl. A	182,000	3,159,520
Cox Radio, Inc. Cl. A (a)	23,011	300,294
Journal Communications, Inc. Cl. A	14,800	140,304
		3,600,118

Metal Fabricate & Hardware — 0.2%
Mueller Industries, Inc.	5,100	184,314
Quanex Corp.	2,400	112,752
Sun Hydraulics Corp.	5,300	168,540
		465,606

Mining — 1.0%
Usec, Inc. (a) (b)	215,797	2,211,919

Office Equipment/Supplies — 1.1%
Ikon Office Solutions, Inc.	190,190	2,443,942

Oil & Gas — 2.7%
Cimarex Energy Co.	9,700	361,325
Comstock Resources, Inc. (a)	400	12,336
Delek US Holdings, Inc.	29,800	747,384
Grey Wolf, Inc. (a) (b)	126,000	825,300
Mariner Energy, Inc. (a)	14,100	292,011

6

Parker Drilling Co. (a)	1,100	$8,932
Rosetta Resources, Inc. (a)	49,700	911,498
Stone Energy Corp. (a)	9,100	364,091
Swift Energy Co. (a)	18,267	747,486
Western Refining, Inc. (b)	27,300	1,107,834
Whiting Petroleum Corp. (a)	14,200	631,190
		6,009,387

Oil & Gas Services — 0.1%
Dawson Geophysical Co. (a)	1,200	93,012
T-3 Energy Services, Inc. (a)	300	12,792
Trico Marine Services, Inc. (a)	4,700	140,060
		245,864

Pharmaceuticals — 0.9%
Caraco Pharmaceutical Laboratories Ltd. (a)	11,500	175,375
Isis Pharmaceuticals, Inc. (a) (b)	22,600	338,322
PharMerica Corp. (a) (b)	8,073	120,449
Pozen, Inc. (a) (b)	11,800	130,508
Watson Pharmaceutical, Inc. (a)	41,500	1,344,600
		2,109,254

Pipelines — 0.2%
Oneok, Inc.	7,700	364,980

Real Estate — 0.1%
Jones Lang Lasalle, Inc.	1,800	184,968
Thomas Properties Group, Inc.	2,300	27,600
		212,568

Real Estate Investment Trusts (REITS) — 5.8%
Agree Realty Corp. REIT	5,700	178,638
Alesco Financial, Inc. REIT (b)	139,200	684,864
Anthracite Capital, Inc. REIT (b)	268,254	2,441,111
Arbor Realty Trust, Inc. (b)	46,800	884,052
BRT Realty Trust REIT (b)	7,600	131,784
Entertainment Properties Trust REIT	52,333	2,658,516
Federal Realty Investment Trust REIT	2,900	256,940
Gramercy Capital Corp. (b)	42,300	1,064,691
iStar Financial, Inc. (b)	15,700	533,643
JER Investors Trust, Inc.	830	10,334
Medical Properties Trust, Inc. (b)	160,291	2,135,076
MFA Mortgage Investments, Inc.	70,200	563,004
NorthStar Realty Finance Corp. REIT (b)	1,600	15,888
Regency Centers Corp.	4,700	360,725
Senior Housing Properties Trust	15,200	335,312
Taubman Centers, Inc. REIT	11,000	602,250
Weingarten Realty Investors REIT	400	16,584
		12,873,412

Retail — 3.8%
Asbury Automotive Group, Inc.	69,111	1,369,089
AutoNation, Inc. (a)	16,200	287,064
Bell Microproducts, Inc. (a)	11,400	70,908
Bob Evans Farms, Inc.	6,800	205,224

7

Jack in the Box, Inc. (a) (b)	18,925	$1,227,097
Jo-Ann Stores, Inc. (a)	93,800	1,979,180
O’Charley’s, Inc.	58,892	892,803
PC Connection, Inc. (a)	11,900	148,750
RadioShack Corp. (b)	2,300	47,518
Rush Enterprises, Inc. Cl. A (a)	6,700	169,845
School Specialty, Inc. (a)	5,800	200,854
Sonic Automotive, Inc.	61,800	1,479,492
Systemax, Inc. (b)	12,200	249,368
West Marine, Inc. (a)	6,700	77,385
		8,404,577

Savings & Loans — 4.2%
Anchor Bancorp Wisconsin, Inc.	2,800	75,600
Bankfinancial Corp.	45,100	713,482
Brookline Bancorp, Inc.	27,900	323,361
Downey Financial Corp. (b)	21,598	1,248,364
First Niagara Financial Group, Inc.	54,600	772,590
Flagstar Bancorp, Inc. (b)	32,000	311,360
KNBT Bancorp, Inc.	11,800	195,172
NewAlliance Bancshares, Inc.	52,900	776,572
Partners Trust Financial Group, Inc.	51,100	621,887
Provident Financial Services, Inc. (b)	251,900	4,123,603
Provident New York Bancorp	17,400	228,114
		9,390,105

Semiconductors — 1.8%
Credence Systems Corp. (a)	41,900	129,471
DSP Group, Inc. (a)	8,900	140,887
Exar Corp. (a)	48,117	628,408
Lattice Semiconductor Corp. (a) (b)	200	898
Novellus Systems, Inc. (a) (b)	200	5,452
Skyworks Solutions, Inc. (a)	294,700	2,664,088
Teradyne, Inc. (a)	32,300	445,740
		4,014,944

Software — 1.3%
Captaris, Inc. (a)	76,509	404,733
Dun & Bradstreet Corp.	400	39,444
Fair Isaac Corp.	9,900	357,489
JDA Software Group, Inc. (a)	100	2,066
MicroStrategy, Inc. Cl. A (a)	3,583	284,275
Pegasystems, Inc.	20,400	242,760
Phoenix Technologies Ltd. (a)	2,400	25,704
Sybase, Inc. (a)	17,300	400,149
Synchronoss Technologies, Inc. (a) (b)	14,000	588,840
SYNNEX Corp. (a)	23,700	487,272
		2,832,732

Telecommunications — 5.0%
Andrew Corp. (a) (b)	33,200	459,820
Aruba Networks, Inc. (a) (b)	59,800	1,196,000
Atlantic Tele-Network, Inc.	6,400	232,640
C-COR, Inc. (a)	19,700	226,353
Consolidated Communications Holdings, Inc.	8,200	160,802

8

EMS Technologies, Inc. (a)	15,700	$385,121
Fairpoint Communications, Inc. (b)	100	1,886
Golden Telecom, Inc.	200	16,098
IDT Corp. Cl. B	31,100	260,307
Loral Space & Communications (a)	17,800	707,550
Network Equipment Technologies, Inc. (a)	11,300	163,850
Novatel Wireless, Inc. (a) (b)	45,700	1,035,105
NTELOS Holdings Corp.	66,900	1,970,874
PAETEC Holding Corp. (a)	44,200	551,174
Premiere Global Services, Inc. (a)	46,100	583,165
RF Micro Devices, Inc. (a) (b)	147,500	992,675
Shenandoah Telecom Co.	15,600	339,456
Surewest Communications	8,600	215,086
Tekelec (a)	1,300	15,730
Telephone and Data Systems, Inc.	300	20,025
USA Mobility, Inc. (a)	56,100	946,407
UTStarcom, Inc. (a) (b)	173,119	633,616
		11,113,740

Transportation — 1.5%
General Maritime Corp. (b)	45,900	1,281,069
Golar LNG Ltd.	10,100	225,432
Gulfmark Offshore, Inc. (a)	25,500	1,240,830
TBS International Ltd. (a) (b)	15,000	618,750
Werner Enterprises, Inc. (b)	1,100	18,865
		3,384,946

TOTAL EQUITIES (Cost $227,605,699)		214,417,878

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 27.2%
Cash Equivalents — 24.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$976,096	$976,096
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	488,048	488,048
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	390,439	390,439
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,171,316	1,171,316
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	292,829	292,829
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	488,048	488,048
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	488,048	488,048
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,952,193	1,952,193
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	488,048	488,048
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	488,048	488,048

9

BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	$780,877	$780,877
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	2,635,460	2,635,460
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	585,658	585,658
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	5,563,756	5,563,756
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,952,193	1,952,193
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	585,658	585,658
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	390,439	390,439
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	585,658	585,658
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	486,390	486,390
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	4,880,482	4,880,482
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,464,145	1,464,145
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	97,610	97,610
Freddie Mac Discount Note
4.515%	10/24/2007	97,280	97,280
Freddie Mac Discount Note
4.527%	11/13/2007	380,004	380,004
Freddie Mac Discount Note
4.557%	10/26/2007	486,263	486,263
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	976,096	976,096
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	6,832,675	6,832,675
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,952,193	1,952,193
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	585,658	585,658
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	488,048	488,048
Reserve Primary Money Market Fund (c)
		976,096	976,096
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	976,096	976,096
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	488,048	488,048
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	488,048	488,048
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	390,439	390,439
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	780,877	780,877

10

Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	$1,952,193	$1,952,193
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	2,375,696	2,375,696
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	976,096	976,096
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	976,096	976,096
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	976,096	976,096
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	488,048	488,048
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	976,096	976,096
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	976,096	976,096
Wells Fargo Bank
5.450%	10/12/2007	488,048	488,048
			53,313,725

Repurchase Agreements — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		7,203,680	7,203,680

TOTAL SHORT-TERM INVESTMENTS (Cost $60,517,405)			60,517,405

TOTAL INVESTMENTS — 123.7% (Cost $288,123,104) (f)			$274,935,283

Other Assets/(Liabilities) — (23.7%)			(52,760,034)

NET ASSETS — 100.0%			$222,175,249

Notes to Portfolio of Investments

(a)   Non-income producing security.

(b)   Denotes all or a portion of security on loan. (Note 2).

(c)   Amount represents shares owned of the fund.

(d)   Represents investments of security lending collateral. (Note 2).

(e)   Maturity value of $7,205,481. Collateralized by a U.S. Government Agency obligation with a rate of 4.396%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $7,349,364.

(f)    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Small Cap Index Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Advertising — 0.2%
inVentiv Health, Inc. (a)	3,564	$156,174

Aerospace & Defense — 2.1%
AAR Corp. (a)	4,100	124,394
Curtiss-Wright Corp.	4,900	232,750
EDO Corp. (b)	1,800	100,818
Esterline Technologies Corp. (a)	2,800	159,740
GenCorp, Inc. (a)	6,100	72,956
Kaman Corp.	2,700	93,312
Moog, Inc. Cl. A (a)	4,700	206,518
Teledyne Technologies, Inc. (a)	3,800	202,882
Triumph Group, Inc. (b)	1,800	147,078
		1,340,448

Agriculture — 0.1%
Alliance One International, Inc. (a) (b)	9,900	64,746

Airlines — 0.3%
Frontier Airlines Holdings, Inc. (a)	4,200	25,998
Mesa Air Group, Inc. (a)	3,500	15,540
SkyWest, Inc.	6,800	171,156
		212,694

Apparel — 2.5%
Ashworth, Inc. (a)	1,800	11,070
Crocs, Inc. (a) (b)	9,000	605,250
Deckers Outdoor Corp. (a)	1,400	153,720
The Gymboree Corp. (a) (b)	3,300	116,292
Kellwood Co.	2,800	47,740
K-Swiss, Inc. Cl. A	3,000	68,730
Maidenform Brands, Inc. (a)	2,100	33,348
Oxford Industries, Inc.	1,700	61,404
Quiksilver, Inc. (a)	13,400	191,620
Skechers U.S.A., Inc. Cl. A (a)	3,400	75,140
Volcom, Inc. (a) (b)	1,600	68,032
Wolverine World Wide, Inc.	6,000	164,400
		1,596,746

Apparel, Textiles & Shoes — 0.2%
Iconix Brand Group, Inc. (a) (b)	6,300	149,877

Auto Manufacturers — 0.1%
A.S.V., Inc. (a) (b)	2,200	30,866
Wabash National Corp.	3,400	38,386
		69,252

Automotive & Parts — 0.2%
Keystone Automotive Industries, Inc. (a)	1,800	85,968
Standard Motor Products, Inc.	1,300	12,220
Superior Industries International, Inc. (b)	2,500	54,225
		152,413

1

Banks — 6.0%
Alabama National Bancorp	1,800	$140,256
Bank Mutual Corp. (b)	6,100	71,919
Boston Private Financial Holdings, Inc. (b)	4,100	114,144
Cascade Bancorp (b)	3,100	69,006
Central Pacific Financial Corp. (b)	3,400	99,280
Chittenden Corp.	5,000	175,800
Community Bank System, Inc.	3,200	62,464
Corus Bankshares, Inc. (b)	3,600	46,872
East West Bancorp, Inc.	6,700	240,932
First Bancorp (b)	8,310	78,945
First Commonwealth Financial Corp. (b)	6,900	76,314
First Financial Bancorp (b)	3,600	46,008
First Indiana Corp.	1,400	43,848
First Midwest Bancorp, Inc.	5,500	187,880
Fremont General Corp. (b)	7,400	28,860
Frontier Financial Corp. (b)	4,300	100,319
Glacier Bancorp, Inc. (b)	5,854	131,832
Hanmi Financial Corp.	4,600	71,254
Independent Bank Corp.	2,320	25,636
Irwin Financial Corp.	2,100	23,142
Nara Bancorp, Inc.	2,300	35,926
PrivateBancorp, Inc. (b)	2,100	73,164
Prosperity Bancshares, Inc.	3,982	132,043
Provident Bankshares Corp. (b)	3,600	112,788
Signature Bank (a)	3,300	116,259
The South Financial Group, Inc. (b)	8,200	186,468
Sterling Bancorp-NY	2,200	30,800
Sterling Bancshares, Inc.	7,850	89,568
Sterling Financial Corp. (b)	5,688	153,064
Susquehanna Bancshares, Inc. (b)	5,800	116,580
TrustCo Bank Corp. NY (b)	8,300	90,719
UCBH Holdings, Inc.	10,949	191,389
Umpqua Holdings Corp.	6,698	134,027
United Bankshares, Inc.	4,258	129,614
United Community Banks, Inc. (b)	4,522	110,879
Whitney Holding Corp.	7,250	191,255
Wilshire Bancorp, Inc.	1,700	18,649
Wintrust Financial Corp.	2,612	111,506
		3,859,409

Beverages — 0.1%
Boston Beer Co., Inc. Cl. A (a)	1,100	53,526
Peet’s Coffee & Tea, Inc. (a)	1,400	39,074
		92,600

Biotechnology — 1.0%
Arqule, Inc. (a)	3,300	23,529
Cambrex Corp.	3,000	32,670
CryoLife, Inc. (a)	2,500	23,625
Enzo Biochem, Inc. (a) (b)	3,200	36,320
Integra LifeSciences Holdings Corp. (a) (b)	2,000	97,160
Lifecell Corp. (a) (b)	3,237	121,614

2

Martek Biosciences Corp. (a) (b)	3,600	$104,508
Regeneron Pharmaceuticals, Inc. (a)	7,208	128,302
Savient Pharmaceuticals, Inc. (a) (b)	4,760	69,258
		636,986

Building Materials — 1.5%
Apogee Enterprises, Inc.	3,100	80,414
Drew Industries, Inc. (a)	2,000	81,360
Gibraltar Industries, Inc.	3,300	61,050
Lennox International, Inc.	7,310	247,078
NCI Building Systems, Inc. (a) (b)	2,200	95,062
Simpson Manufacturing Co., Inc. (b)	4,100	130,585
Texas Industries, Inc. (b)	3,016	236,756
Universal Forest Products, Inc. (b)	2,100	62,790
		995,095

Chemicals — 1.3%
Arch Chemicals, Inc.	2,700	126,576
Georgia Gulf Corp. (b)	3,900	54,210
H.B. Fuller Co.	6,600	195,888
OM Group, Inc. (a)	3,300	174,273
Omnova Solutions, Inc. (a)	4,600	26,588
Penford Corp.	1,000	37,700
PolyOne Corp. (a)	10,200	76,194
Quaker Chemical Corp.	1,200	28,224
Schulman (A.), Inc.	2,800	55,244
Tronox, Inc. Cl. B	4,600	41,538
		816,435

Coal — 0.3%
Massey Energy Co.	8,900	194,198

Commercial Services — 4.0%
Aaron Rents, Inc.	5,806	129,474
ABM Industries, Inc.	4,800	95,904
Administaff, Inc.	2,700	98,010
AMN Healthcare Services, Inc. (a)	3,410	63,869
Arbitron, Inc.	3,300	149,622
Bankrate, Inc. (a) (b)	1,400	64,568
Bowne & Co., Inc.	3,000	49,980
Bright Horizons Family Solutions, Inc. (a)	2,900	124,236
CDI Corp.	1,500	41,820
Chemed Corp.	2,643	164,289
Coinstar, Inc. (a)	3,100	99,727
Consolidated Graphics, Inc. (a)	1,400	87,906
CPI Corp.	600	23,112
Cross Country Healthcare, Inc. (a)	3,300	57,651
Gevity HR, Inc.	2,700	27,675
Healthcare Services Group, Inc. (b)	4,650	94,255
Heidrick & Struggles International, Inc. (a)	1,900	69,255
Hooper Holmes, Inc. (a)	7,600	17,936
Kendle International, Inc. (a) (b)	1,400	58,142
Labor Ready, Inc. (a)	5,100	94,401
Live Nation, Inc. (a)	7,316	155,465
Maximus, Inc.	2,400	104,592

3

Midas, Inc. (a)	1,400	$26,418
On Assignment, Inc. (a)	3,600	33,624
PAREXEL International Corp. (a)	3,000	123,810
PharmaNet Development Group, Inc. (a)	2,100	60,963
Pre-Paid Legal Services, Inc. (a) (b)	1,000	55,460
Rewards Network, Inc. (a)	2,600	12,610
Spherion Corp. (a)	6,200	51,212
Startek, Inc.	1,400	14,182
Universal Technical Institute, Inc. (a)	2,500	45,000
Viad Corp.	2,300	82,800
Volt Information Sciences, Inc. (a)	1,500	26,460
Watson Wyatt Worldwide, Inc. Cl. A	4,700	211,218
		2,615,646

Computers — 2.5%
Agilysys, Inc.	2,900	49,010
Ansoft Corp. (a)	1,800	59,364
CACI International, Inc. Cl. A (a)	3,300	168,597
Catapult Communications Corp. (a)	1,300	9,932
Ciber, Inc. (a)	6,000	46,860
FactSet Research Systems, Inc.	4,800	329,040
Hutchinson Technology, Inc. (a)	2,800	68,880
Manhattan Associates, Inc. (a)	2,800	76,748
Mercury Computer Systems, Inc. (a)	2,600	26,728
MICROS Systems, Inc. (a)	4,500	292,815
MTS Systems Corp.	2,000	83,200
Radiant Systems, Inc. (a)	3,000	47,490
RadiSys Corp. (a)	2,400	29,880
SI International, Inc. (a)	1,500	42,855
Stratasys, Inc. (a) (b)	2,200	60,632
SYKES Enterprises, Inc. (a)	3,300	54,813
Synaptics, Inc. (a)	2,900	138,504
Tyler Technologies, Inc. (a)	3,800	50,730
		1,636,078

Computers & Information — 0.1%
ScanSource, Inc. (a)	2,900	81,519

Consumer Products — 0.2%
Pool Corp. (b)	5,500	137,390

Cosmetics & Personal Care — 0.2%
Chattem, Inc. (a) (b)	2,000	141,040

Distribution & Wholesale — 0.3%
LKQ Corp. (a) (b)	6,100	212,341

Diversified Financial — 1.2%
Financial Federal Corp. (b)	2,900	81,229
Investment Technology Group, Inc. (a)	4,900	210,602
LaBranche & Co., Inc. (a)	6,000	28,080
optionsXpress Holdings, Inc.	4,800	125,472
Piper Jaffray Cos. (a) (b)	1,990	106,664
Portfolio Recovery Associates, Inc. (b)	1,800	95,526
SWS Group, Inc.	2,450	43,340

4

TradeStation Group, Inc. (a)	2,900	$33,843
World Acceptance Corp. (a)	1,900	62,852
		787,608

Electric — 1.3%
Allete, Inc. (b)	2,800	125,328
Avista Corp.	5,910	120,269
Central Vermont Public Service Corp.	1,100	40,194
CH Energy Group, Inc.	1,500	71,700
Cleco Corp.	6,351	160,490
El Paso Electric Co. (a)	5,100	117,963
UIL Holdings Corp.	2,766	87,129
Unisource Energy Corp.	3,900	116,571
		839,644

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc. (a)	4,000	60,400
Belden, Inc.	4,900	229,859
C&D Technologies, Inc. (a) (b)	3,200	15,936
Greatbatch, Inc. (a) (b)	2,500	66,475
Littelfuse, Inc. (a)	2,500	89,225
Magnetek, Inc. (a)	3,700	17,760
Vicor Corp.	2,100	25,452
		505,107

Electronics — 6.0%
Analogic Corp.	1,500	95,640
Bel Fuse, Inc. Cl. B	1,300	45,058
Benchmark Electronics, Inc. (a)	7,850	187,380
Brady Corp. Cl. A	5,958	213,773
Checkpoint Systems, Inc. (a)	4,300	113,477
Coherent, Inc. (a)	3,500	112,280
CTS Corp.	4,000	51,600
Cubic Corp.	1,700	71,689
Cymer, Inc. (a)	3,532	135,593
Daktronics, Inc. (b)	3,600	97,992
Dionex Corp. (a)	2,100	166,866
Electro Scientific Industries, Inc. (a)	3,200	76,672
Faro Technologies, Inc. (a)	1,800	79,470
FEI Co. (a) (b)	3,800	119,434
FLIR Systems, Inc. (a) (b)	7,232	400,580
Itron, Inc. (a) (b)	3,317	308,713
Keithley Instruments, Inc.	1,600	16,960
Lo-Jack Corp. (a)	2,000	37,920
Methode Electronics, Inc.	4,100	61,705
Newport Corp. (a) (b)	4,300	65,489
Park Electrochemical Corp.	2,200	73,876
Photon Dynamics, Inc. (a)	1,800	16,290
Planar Systems, Inc. (a)	1,900	12,749
Plexus Corp. (a)	5,100	139,740
Rogers Corp. (a)	1,962	80,815
Sonic Solutions, Inc. (a)	3,000	31,410
Technitrol, Inc.	4,500	121,275
Trimble Navigation Ltd. (a)	13,154	515,768
TTM Technologies, Inc. (a)	4,700	54,379

5

Watts Water Technologies, Inc. Cl. A (b)	3,320	$101,924
Woodward Governor Co.	3,300	205,920
X-Rite, Inc.	3,100	44,764
		3,857,201

Energy - Alternate Sources — 0.1%
Headwaters, Inc. (a) (b)	4,700	69,936

Engineering & Construction — 1.7%
Emcor Group, Inc. (a)	7,000	219,520
Insituform Technologies, Inc. Cl. A (a) (b)	3,000	45,690
The Shaw Group, Inc. (a)	8,900	517,090
URS Corp. (a)	5,800	327,410
		1,109,710

Entertainment — 0.4%
Pinnacle Entertainment, Inc. (a)	6,500	176,995
Shuffle Master, Inc. (a) (b)	3,900	58,305
		235,300

Environmental Controls — 0.6%
TETRA Technologies, Inc. (a)	6,400	135,168
Waste Connections, Inc. (a)	7,437	236,199
		371,367

Foods — 2.4%
Corn Products International, Inc.	8,100	371,547
Flowers Foods, Inc.	8,550	186,390
Great Atlantic & Pacific Tea Co. (a) (b)	2,200	67,012
Hain Celestial Group, Inc. (a)	4,400	141,372
J&J Snack Foods Corp.	1,500	52,230
Lance, Inc.	3,400	78,268
Nash Finch Co. (b)	1,500	59,745
Performance Food Group Co. (a)	3,900	117,507
Ralcorp Holdings, Inc. (a)	2,780	155,180
Sanderson Farms, Inc. (b)	1,700	70,839
Spartan Stores, Inc.	2,400	54,072
TreeHouse Foods, Inc. (a)	3,500	94,675
United Natural Foods, Inc. (a) (b)	4,700	127,934
		1,576,771

Forest Products & Paper — 0.9%
Buckeye Technologies, Inc. (a)	4,200	63,588
Building Materials Holding Corp. (b)	3,200	33,856
Caraustar Industries, Inc. (a)	3,300	14,718
Deltic Timber Corp. (b)	1,100	62,612
Neenah Paper, Inc.	1,600	52,944
Rock-Tenn Co. Cl. A	3,800	109,820
Schweitzer-Mauduit International, Inc.	1,700	39,610
United Stationers, Inc. (a)	3,079	170,946
Wausau Paper Corp.	5,000	55,750
		603,844

Gas — 3.5%
Atmos Energy Corp.	9,767	276,601

6

Energen Corp.	8,000	$456,960
The Laclede Group, Inc.	2,400	77,472
New Jersey Resources Corp.	3,100	153,729
Northwest Natural Gas Co.	2,900	132,530
Piedmont Natural Gas Co., Inc. (b)	8,200	205,738
South Jersey Industries, Inc.	3,200	111,360
Southern Union Co.	12,987	404,026
Southwest Gas Corp.	4,600	130,134
UGI Corp.	11,600	301,368
		2,249,918

Hand & Machine Tools — 0.6%
Baldor Electric Co.	4,906	195,995
Regal-Beloit Corp.	3,400	162,826
		358,821

Health Care - Products — 5.5%
American Medical Systems Holdings, Inc. (a) (b)	7,900	133,905
ArthoCare Corp. (a)	3,000	167,670
Biolase Technology, Inc. (a) (b)	2,900	19,836
CONMED Corp. (a)	3,100	86,769
Cooper Cos., Inc.	4,900	256,858
Cyberonics, Inc. (a)	2,400	33,456
Datascope Corp.	1,400	47,334
DJO, Inc. (a)	2,600	127,660
Haemonetics Corp. (a) (b)	2,900	143,318
Hologic, Inc. (a) (b)	5,904	360,144
ICU Medical, Inc. (a)	1,400	54,250
IDEXX Laboratories, Inc. (a)	3,400	372,606
Immucor, Inc. (a)	7,500	268,125
Invacare Corp. (b)	3,600	84,168
Kensey Nash Corp. (a)	1,300	33,943
LCA-Vision, Inc. (b)	2,200	64,658
Mentor Corp. (b)	3,736	172,043
Meridian Bioscience, Inc.	4,200	127,344
Merit Medical Systems, Inc. (a)	3,200	41,536
Osteotech, Inc. (a)	2,200	16,544
Palomar Medical Technologies, Inc. (a)	2,000	56,980
PolyMedica Corp.	2,500	131,300
Possis Medical, Inc. (a)	1,900	25,745
PSS World Medical, Inc. (a)	7,500	143,475
Respironics, Inc. (a)	8,000	384,240
SurModics, Inc. (a) (b)	1,700	83,317
Symmetry Medical, Inc. (a)	4,000	66,800
Vital Signs, Inc.	900	46,926
		3,550,950

Health Care - Services — 2.8%
Amedisys, Inc. (a)	2,901	111,456
AMERIGROUP Corp. (a) (b)	5,800	199,984
AmSurg Corp. (a)	3,300	76,131
Centene Corp. (a) (b)	4,800	103,248
Gentiva Health Services, Inc. (a)	3,100	59,551
Healthways, Inc. (a) (b)	3,900	210,483
LHC Group, Inc. (a)	1,500	32,205

7

Matria Healthcare, Inc. (a)	2,400	$62,784
Medcath Corp. (a)	1,500	41,190
Odyssey Healthcare, Inc. (a)	3,800	36,518
Pediatrix Medical Group, Inc. (a)	5,300	346,726
RehabCare Group, Inc. (a)	1,900	33,421
Res-Care, Inc. (a)	2,600	59,384
Sierra Health Services, Inc. (a)	6,182	260,819
Sunrise Senior Living, Inc. (a) (b)	4,900	173,313
		1,807,213

Home Builders — 0.6%
Champion Enterprises, Inc. (a) (b)	8,400	92,232
Coachmen Industries, Inc.	1,800	12,060
Fleetwood Enterprises, Inc. (a) (b)	7,200	61,560
M/I Homes, Inc. (b)	1,400	19,446
Meritage Homes Corp. (a) (b)	2,700	38,124
Monaco Coach Corp.	3,100	43,493
Skyline Corp.	800	24,064
Standard-Pacific Corp. (b)	7,138	39,545
Winnebago Industries, Inc. (b)	3,500	83,580
		414,104

Home Furnishing — 0.4%
Audiovox Corp. Cl. A (a)	2,100	21,609
Bassett Furniture Industries, Inc.	1,300	13,494
Ethan Allen Interiors, Inc. (b)	3,300	107,877
La-Z-Boy, Inc. (b)	5,600	41,328
Universal Electronics, Inc. (a)	1,600	52,000
		236,308

Household Products — 0.8%
Central Garden and Pet Co. Cl. A (a)	7,900	70,942
Fossil, Inc. (a) (b)	5,100	190,536
Playtex Products, Inc. (a)	6,100	111,508
Russ Berrie and Co., Inc. (a)	1,600	26,880
Spectrum Brands, Inc. (a) (b)	4,400	25,520
The Standard Register Co.	1,600	20,336
WD-40 Co.	1,900	64,866
		510,588

Housewares — 0.5%
Libbey, Inc.	1,600	28,032
National Presto Industries, Inc.	500	26,500
The Toro Co.	4,300	252,969
		307,501

Insurance — 2.8%
Delphi Financial Group, Inc. Cl. A	4,750	191,995
Hilb, Rogal & Hobbs Co.	4,000	173,320
Infinity Property & Casualty Corp.	2,100	84,462
Landamerica Financial Group, Inc.	1,900	74,062
Philadelphia Consolidated Holding Corp. (a)	6,400	264,576
Presidential Life Corp.	2,500	42,400
ProAssurance Corp. (a) (b)	3,635	195,817
RLI Corp.	2,200	124,784

8

Safety Insurance Group, Inc.	1,600	$57,504
SCPIE Holdings, Inc. (a)	1,200	26,700
Selective Insurance Group	5,910	125,765
Stewart Information Services	2,000	68,540
Tower Group, Inc.	2,200	57,596
Triad Guaranty, Inc. (a) (b)	1,400	26,558
United Fire & Casualty Co.	2,351	91,901
Zenith National Insurance Corp.	4,100	184,049
		1,790,029

Internet — 1.7%
Authorize.Net Holdings, Inc. (a)	3,100	54,653
Blue Coat Systems, Inc. (a)	1,800	141,768
Blue Nile, Inc. (a) (b)	1,700	160,004
CyberSources Corp. (a) (b)	3,500	40,915
InfoSpace, Inc.	3,400	59,704
j2 Global Communications, Inc. (a)	5,600	183,288
Knot (The), Inc. (a) (b)	3,000	63,780
MIVA, Inc. (a)	3,500	16,520
Napster, Inc. (a)	5,500	17,985
PC-Tel, Inc. (a)	2,700	20,493
Perficient, Inc. (a)	3,200	69,984
Secure Computing Corp. (a)	6,300	61,299
Stamps.com, Inc. (a)	1,900	22,743
United Online, Inc. (b)	7,300	109,573
Websense, Inc. (a)	4,868	96,046
		1,118,755

Iron & Steel — 0.2%
Material Sciences Corp. (a)	1,600	16,992
Ryerson, Inc.	2,900	97,846
		114,838

Leisure Time — 0.6%
Arctic Cat, Inc. (b)	1,400	22,904
Multimedia Games, Inc. (a) (b)	2,500	21,300
Nautilus, Inc. (b)	3,500	27,895
Polaris Industries, Inc. (b)	3,962	172,822
WMS Industries, Inc. (a) (b)	4,400	145,640
		390,561

Lodging — 0.1%
Marcus Corp.	2,400	46,080
Monarch Casino & Resort, Inc. (a)	1,400	39,830
		85,910

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc. (a)	2,100	120,645

Machinery - Diversified — 2.5%
Albany International Corp. Cl. A	2,885	108,159
Applied Industrial Technologies, Inc.	4,100	126,403
Briggs & Stratton Corp. (b)	5,500	138,490
Cascade Corp.	1,100	71,687
Cognex Corp.	4,700	83,472

9

Gardner Denver, Inc. (a)	5,800	$226,200
Gerber Scientific, Inc. (a)	2,500	27,125
Intevac, Inc. (a)	2,400	36,480
Lindsay Corp. (b)	1,300	56,914
The Manitowoc Co., Inc.	13,800	611,064
Robbins & Myers, Inc. (b)	1,900	108,851
		1,594,845

Machinery & Components — 0.2%
Watsco, Inc.	2,700	125,361

Manufacturing — 2.4%
A.O. Smith Corp.	2,400	105,312
Acuity Brands, Inc.	4,800	242,304
AptarGroup, Inc.	7,500	284,025
Barnes Group, Inc.	4,800	153,216
Ceradyne, Inc. (a) (b)	3,100	234,794
Clarcor, Inc.	5,400	184,734
EnPro Industries, Inc. (a)	2,400	97,440
Griffon Corp. (a)	3,000	45,300
Lydall, Inc. (a)	1,800	16,704
Myers Industries, Inc.	3,000	59,460
Standex International Corp.	1,400	28,952
Sturm, Ruger & Co., Inc. (a) (b)	2,400	42,984
Tredegar Corp.	2,700	46,575
		1,541,800

Media — 0.1%
4Kids Entertainment, Inc. (a)	1,400	24,626
Radio One, Inc. Cl. D (a)	8,800	32,824
		57,450

Medical Supplies — 0.3%
Owens & Minor, Inc.	4,400	167,596

Metal Fabricate & Hardware — 1.1%
Castle (A.M.) & Co.	1,690	55,094
Kaydon Corp. (b)	3,100	161,169
Lawson Products	480	16,709
Mueller Industries, Inc.	4,100	148,174
Quanex Corp.	4,200	197,316
Valmont Industries, Inc.	1,900	161,215
		739,677

Mining — 0.9%
Amcol International Corp.	2,500	82,725
Brush Engineered Materials, Inc. (a)	2,200	114,158
Century Aluminum Co. (a) (b)	3,121	164,321
RTI International Metals, Inc. (a)	2,600	206,076
		567,280

Office Furnishings — 0.2%
Interface, Inc. Cl. A	5,725	103,336

10

Oil & Gas — 2.6%
Atwood Oceanics, Inc. (a)	3,100	$237,336
Cabot Oil & Gas Corp.	10,600	372,696
Penn Virginia Corp.	4,000	175,920
Petroleum Development Corp. (a)	1,600	70,960
Pioneer Drilling Co. (a)	5,500	66,990
St. Mary Land & Exploration Co.	6,921	246,872
Stone Energy Corp. (a)	3,100	124,031
Swift Energy Co. (a)	3,300	135,036
Unit Corp. (a)	5,100	246,840
		1,676,681

Oil & Gas Services — 3.6%
CARBO Ceramics, Inc. (b)	2,200	111,606
Dril-Quip, Inc. (a)	2,900	143,115
Gulf Island Fabrication, Inc.	1,200	46,068
Helix Energy Solutions Group, Inc. (a) (b)	10,015	425,237
Hornbeck Offshore Services, Inc. (a)	2,500	91,750
ION Geophysical Corp. (a) (b)	7,800	107,874
Lufkin Industries, Inc.	1,600	88,032
Matrix Service Co. (a)	2,700	56,565
NATCO Group, Inc. Cl. A (a)	1,900	98,325
Oceaneering International, Inc. (a)	6,000	454,800
SEACOR Holdings, Inc. (a)	2,600	247,260
Superior Well Services, Inc. (a)	1,700	38,641
TETRA Technologies, Inc. (a)	8,000	169,120
W-H Energy Services, Inc. (a)	3,300	243,375
		2,321,768

Packaging & Containers — 0.0%
Chesapeake Corp.	2,300	19,458

Pharmaceuticals — 1.3%
Alpharma, Inc. Cl. A (b)	4,600	98,256
Bradley Pharmaceuticals, Inc. (a)	1,500	27,300
HealthExtras, Inc. (a)	3,900	108,537
Mannatech, Inc. (b)	1,800	14,580
MGI Pharma, Inc. (a) (b)	8,700	241,686
Noven Pharmaceuticals, Inc. (a)	2,800	44,604
PetMed Express, Inc. (a) (b)	2,700	37,827
PharMerica Corp. (a) (b)	3,400	50,728
Sciele Pharma, Inc. (a) (b)	3,700	96,274
Theragenics Corp. (a)	4,000	17,960
USANA Health Sciences, Inc. (a) (b)	1,000	43,750
ViroPharma, Inc. (a) (b)	7,800	69,420
		850,922

Real Estate Investment Trusts (REITS) — 3.8%
Acadia Realty Trust REIT	3,600	97,668
Colonial Properties Trust REIT	5,100	174,930
Eastgroup Properties REIT	2,600	117,676
Entertainment Properties Trust REIT (b)	2,900	147,320
Essex Property Trust, Inc. REIT	2,781	326,962
Inland Real Estate Corp. (b)	6,400	99,136
Kilroy Realty Corp.	3,595	217,965
Kite Realty Group Trust REIT	3,300	62,040

11

Lexington Realty Trust REIT (b)	7,000	$140,070
LTC Properties, Inc.	2,300	54,441
Medical Properties Trust, Inc. (b)	5,500	73,260
Mid-America Apartment Communities, Inc. REIT	2,754	137,287
National Retail Properties, Inc. REIT (b)	7,301	177,998
Parkway Properties, Inc. REIT (b)	1,713	75,612
PS Business Parks, Inc. REIT	1,800	102,330
Senior Housing Properties Trust	8,866	195,584
Sovran Self Storage, Inc. REIT (b)	2,265	103,828
Tanger Factory Outlet Centers, Inc. REIT	3,400	138,006
		2,442,113

Restaurants — 0.1%
Texas Roadhouse, Inc. Cl. A (a)	6,000	70,200

Retail — 7.6%
Bell Microproducts, Inc. (a)	3,400	21,148
Big 5 Sporting Goods Corp.	2,500	46,750
Brown Shoe Co., Inc.	4,750	92,150
Cabela’s, Inc. Cl. A (a)	4,400	104,060
California Pizza Kitchen, Inc. (a)	3,150	55,346
Casey’s General Stores, Inc.	5,500	152,350
Cash America International, Inc.	3,300	124,080
Cato Corp. Cl. A	3,500	71,540
CEC Entertainment, Inc. (a)	3,600	96,732
Charlotte Russe Holding, Inc. (a)	2,800	40,992
Childrens Place (a)	2,600	63,128
Christopher & Banks Corp.	4,000	48,480
CKE Restaurants, Inc.	6,947	112,611
Cost Plus, Inc. (a) (b)	2,500	10,050
Dress Barn, Inc. (a)	5,000	85,050
The Finish Line, Inc. Cl. A	4,600	19,964
First Cash Financial Services, Inc. (a)	3,000	70,260
Fred’s, Inc.	4,400	46,332
Genesco, Inc. (a)	2,500	115,325
Group 1 Automotive, Inc.	2,612	87,685
Guitar Center, Inc. (a) (b)	3,241	192,191
Haverty Furniture Companies, Inc. (b)	2,600	22,802
Hibbett Sports, Inc. (a)	3,400	84,320
Hot Topic, Inc. (a)	5,000	37,300
IHOP Corp. (b)	1,600	101,328
Insight Enterprises, Inc. (a) (b)	5,400	139,374
Jack in the Box, Inc. (a)	3,413	221,299
Jo-Ann Stores, Inc. (a)	2,700	56,970
Jos. A. Bank Clothiers, Inc. (a) (b)	2,000	66,840
Landry’s Restaurants, Inc.	1,647	43,580
Lithia Motors, Inc. Cl. A	1,800	30,708
Longs Drug Stores Corp.	3,400	168,878
MarineMax, Inc. (a)	2,000	29,120
Men’s Wearhouse, Inc.	5,800	293,016
Movado Group, Inc.	2,100	67,032
O’Charley’s, Inc.	2,700	40,932
P.F. Chang’s China Bistro, Inc. (a) (b)	2,800	82,880
Panera Bread Co. Cl. A (a) (b)	3,500	142,800
Papa John’s International, Inc. (a)	2,500	61,100

12

The PEP Boys - Manny, Moe & Jack	4,600	$64,538
RARE Hospitality International, Inc. (a) (b)	3,400	129,574
Red Robin Gourmet Burgers, Inc. (a) (b)	1,800	77,220
Ruth’s Chris Steak House (a)	2,000	28,500
School Specialty, Inc. (a) (b)	2,000	69,260
Select Comfort Corp. (a) (b)	5,013	69,931
Sonic Automotive, Inc.	3,300	79,002
Sonic Corp. (a)	6,943	162,466
Stage Stores, Inc.	4,578	83,457
The Steak n Shake Co. (a)	3,100	46,531
Stein Mart, Inc.	3,000	22,830
Tractor Supply Co. (a) (b)	3,800	175,142
Triarc Cos. Cl. B	6,856	85,769
Tuesday Morning Corp.	3,300	29,667
Tween Brands, Inc. (a) (b)	3,400	111,656
World Fuel Services Corp.	3,100	126,511
Zale Corp. (a) (b)	5,400	124,956
Zumiez, Inc. (a)	1,900	84,303
		4,917,816

Savings & Loans — 0.8%
Anchor Bancorp Wisconsin, Inc.	2,000	54,000
BankAtlantic Bancorp, Inc. Cl. A	4,700	40,749
Bankunited Financial Corp. Cl. A	3,400	52,836
Brookline Bancorp, Inc.	6,500	75,335
Dime Community Bancshares	3,000	44,910
Downey Financial Corp. (b)	2,100	121,380
FirstFed Financial Corp. (a) (b)	1,613	79,924
Flagstar Bancorp, Inc. (b)	4,000	38,920
Franklin Bank Corp. (a) (b)	2,600	23,920
		531,974

Semiconductors — 3.4%
Actel Corp. (a)	3,000	32,190
AMIS Holdings, Inc. (a)	7,200	69,912
ATMI, Inc. (a)	3,800	113,050
Axcelis Technologies, Inc. (a)	11,100	56,721
Brooks Automation, Inc. (a)	7,705	109,719
Cabot Microelectronics Corp. (a)	2,600	111,150
Cohu, Inc.	2,600	48,750
Diodes, Inc. (a) (b)	3,300	105,930
DSP Group, Inc. (a)	3,100	49,073
Exar Corp. (a)	5,400	70,524
Kopin Corp. (a)	7,800	29,718
Kulicke & Soffa Industries, Inc. (a)	5,958	50,524
Microsemi Corp. (a) (b)	8,220	229,174
MKS Instruments, Inc. (a)	5,400	102,708
Pericom Semiconductor Corp. (a)	3,000	35,160
Photronics, Inc. (a)	4,600	52,486
Rudolph Technologies, Inc. (a)	3,000	41,490
Skyworks Solutions, Inc. (a)	17,600	159,104
Standard Microsystems Corp. (a)	2,500	96,050
Supertex, Inc. (a)	1,500	59,820
Ultratech, Inc. (a)	2,600	36,036
Varian Semiconductor Equipment Associates, Inc. (a)	8,400	449,568

13

Veeco Instruments, Inc. (a)	3,500	$67,830
		2,176,687

Software — 3.5%
Allscripts Healthcare Solutions, Inc. (a) (b)	6,000	162,180
Ansys, Inc. (a)	8,594	293,657
Avid Technology, Inc. (a) (b)	3,800	102,904
Blackbaud, Inc.	4,800	121,152
Captaris, Inc. (a)	3,100	16,399
Concur Technologies, Inc. (a) (b)	4,691	147,860
Digi International, Inc. (a)	2,600	37,024
Epicor Software Corp. (a)	6,400	88,128
EPIQ Systems, Inc. (a) (b)	2,749	51,736
Informatica Corp. (a)	9,500	149,150
JDA Software Group, Inc. (a)	2,900	59,914
ManTech International Corp. Cl. A (a)	2,000	71,960
Neoware, Inc. (a)	2,200	35,684
Omnicell, Inc. (a)	3,800	108,452
Phase Forward, Inc. (a)	4,600	92,046
Phoenix Technologies Ltd. (a)	3,100	33,201
Progress Software Corp. (a) (b)	4,500	136,350
Quality Systems, Inc. (b)	1,900	69,597
Smith Micro Software Inc. (a)	3,300	52,998
SPSS, Inc. (a)	2,000	82,280
SYNNEX Corp. (a)	1,800	37,008
Take-Two Interactive Software, Inc. (a)	8,100	138,348
THQ, Inc. (a) (b)	7,200	179,856
		2,267,884

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	4,000	96,640

Telecommunications — 2.0%
Adaptec, Inc. (a)	13,600	51,952
Anixter International, Inc. (a) (b)	3,501	288,657
Applied Signal Technology, Inc.	1,300	17,576
Arris Group, Inc. (a)	11,800	145,730
Black Box Corp.	1,900	81,244
C-COR, Inc. (a)	5,400	62,046
Comtech Telecommunications (a)	2,600	139,074
Ditech Networks, Inc. (a)	3,700	19,499
General Communication, Inc. Cl. A (a)	5,000	60,700
Harmonic, Inc. (a)	8,400	89,124
Netgear, Inc. (a)	3,800	115,596
Network Equipment Technologies, Inc. (a) (b)	2,800	40,600
Novatel Wireless, Inc. (a) (b)	3,565	80,747
Symmetricom, Inc. (a)	5,400	25,380
Tollgrade Communications, Inc. (a)	1,700	17,204
Viasat, Inc. (a)	2,700	83,241
		1,318,370

Telephone Utilities — 0.1%
Brightpoint, Inc. (a)	5,640	84,656

14

Textiles — 0.3%
Angelica Corp.	1,100	$21,681
G&K Services, Inc. Cl. A	2,300	92,460
UniFirst Corp./MA	1,600	59,936
		174,077

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (a) (b)	3,100	82,801
RC2 Corp. (a)	2,364	65,459
		148,260

Transportation — 2.3%
Arkansas Best Corp. (b)	2,800	91,448
Bristow Group, Inc. (a)	2,600	113,646
Forward Air Corp.	3,200	95,296
Heartland Express, Inc. (b)	6,399	91,378
Hub Group, Inc. Cl. A (a)	4,400	132,132
Kansas City Southern (a) (b)	8,439	271,483
Kirby Corp. (a)	5,900	260,426
Knight Transportation, Inc.	6,400	110,144
Landstar System, Inc.	6,000	251,820
Old Dominion Freight Line, Inc. (a)	3,100	74,307
		1,492,080

Water — 0.1%
American States Water Co.	1,900	74,100

TOTAL EQUITIES (Cost $61,477,936)		63,734,747

MUTUAL FUND - 0.1%
Investment Companies
iShares S&P SmallCap 600 Index Fund	573	$39,956

TOTAL MUTUAL FUND (Cost $35,710)		39,956

TOTAL LONG TERM INVESTMENTS (Cost $61,513,646)		63,774,703

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 27.6%
Cash Equivalents — 26.0% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$307,914	$307,914
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	153,951	153,951
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	123,160	123,160
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	369,481	369,481

15

Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	$92,370	$92,370
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	153,950	153,950
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	153,950	153,950
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	615,803	615,803
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	153,950	153,950
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	153,950	153,950
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	246,322	246,322
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	831,335	831,335
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	184,741	184,741
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,755,042	1,755,042
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	615,803	615,803
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	184,740	184,740
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	123,160	123,160
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	184,741	184,741
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	153,428	153,428
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,539,510	1,539,510
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	461,853	461,853
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	30,790	30,790
Freddie Mac Discount Note
4.515%	10/24/2007	30,686	30,686
Freddie Mac Discount Note
4.527%	11/13/2007	119,869	119,869
Freddie Mac Discount Note
4.557%	10/26/2007	153,388	153,388
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	307,902	307,902
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	2,155,314	2,155,314
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	615,804	615,804
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	184,741	184,741
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	153,951	153,951
Reserve Primary Money Market Fund (c)
		307,902	307,902

16

Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	$307,902	$307,902
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	153,951	153,951
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	153,951	153,951
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	123,161	123,161
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	246,322	246,322
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	615,804	615,804
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	749,395	749,395
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	307,902	307,902
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	307,902	307,902
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	307,902	307,902
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	153,951	153,951
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	307,902	307,902
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	307,902	307,902
Wells Fargo Bank
5.450%	10/12/2007	153,951	153,951
			16,817,399

Repurchase Agreements — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)
		976,686	976,686

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (d)
4.650%	01/17/2008	90,000	88,745

TOTAL SHORT-TERM INVESTMENTS (Cost $17,882,830)			17,882,830

TOTAL INVESTMENTS — 126.1% (Cost $79,396,476) (g)			$81,657,533

Other Assets/(Liabilities) — (26.1%)			(16,886,609)

NET ASSETS — 100.0%			$64,770,924

Notes to Portfolio of Investments

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

17

(c)          Amount represents shares owned of the fund.

(d)         This security is held as collateral for open futures contracts. (Note 2).

(e)          Represents investments of security lending collateral. (Note 2).

(f)            Maturity value of $976,931. Collateralized by a U.S. Government Agency obligation with a rate of 5.481%, maturity date of 12/25/2035, and aggregate market value, including accrued interest, of $997,248.

(g)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MML Global Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 97.9%
Advertising — 0.6%
IPSOS	9,227	$342,458

Aerospace & Defense — 1.5%
L-3 Communications Holdings, Inc. (a)	3,750	383,025
United Technologies Corp.	5,925	476,844
		859,869

Agriculture — 0.4%
Archer-Daniels-Midland Co.	7,500	248,100

Airlines — 0.4%
AMR Corp. (a) (b)	9,800	218,442

Apparel, Textiles & Shoes — 0.6%
Toray Industries, Inc.	44,000	346,373

Auto Manufacturers — 0.8%
Nissan Motor Co. Ltd.	46,000	455,917

Automotive & Parts — 2.2%
Bosch Corp.	14,200	68,612
Continental AG	3,403	467,723
F.C.C. Co. Ltd.	20,700	370,185
Hyundai Mobis	2,100	221,745
Yamaha Motor Co. Ltd.	5,800	146,570
		1,274,835

Banks — 9.7%
Allied Irish Banks PLC	10,430	248,691
Anglo Irish Bank Corp. PLC	38,607	724,890
Bank of America Corp.	14,900	749,023
The Bank of New York Mellon Corp.	3,301	145,706
Barclays PLC	17,158	206,908
BNP Paribas SA	2,683	291,567
Capital One Financial Corp. (a)	3,980	264,391
Daegu Bank	8,430	155,304
Depfa Bank PLC	20,730	426,723
DnB Nor ASA	29,600	449,556
Fortis	6,331	185,228
Fortis Rights (b)	6,331	33,392
Hypo Real Estate Holding AG	3,660	207,061
Lloyds TSB Group PLC	49,443	543,885
Northern Rock PLC	8,777	31,865
Societe Generale Cl. A	747	124,478
U.S. Bancorp	7,700	250,481
Wachovia Corp.	13,640	684,046
		5,723,195

Beverages — 1.9%
The Coca-Cola Co.	4,700	270,109

1

InBev	7,853	$709,495
Pernod-Ricard SA	750	162,719
		1,142,323

Building Materials — 2.5%
CRH PLC	285	11,234
CRH PLC (London)	18,689	730,938
Marazzi Gruppo Ceramiche SpA	23,584	291,586
Titan Cement Co.	3,375	173,371
Wavin Nv	13,538	240,430
		1,447,559

Chemicals — 3.0%
Aica Kogyo Co. Ltd.	8,500	92,345
Du Pont (E.I.) de Nemours & Co.	9,200	455,952
Praxair, Inc.	3,200	268,032
Ultrapar Participaceos SA (a)	7,395	286,408
Wacker Chemie AG	2,850	662,711
		1,765,448

Commercial Services — 3.3%
Experian Ltd.	22,500	236,056
Fullcast Co. Ltd.	145	91,208
Groupe Steria Sca	4,610	231,822
MacDonald Dettwiler & Associates Ltd. (b)	14,760	674,000
Northgate PLC	10,160	190,712
Pasona, Inc.	114	151,901
RPS Group PLC	23,528	161,736
Stantec, Inc. (b)	5,630	183,626
		1,921,061

Computers — 3.3%
Dell, Inc. (b)	11,500	317,400
EMC Corp. (b)	24,000	499,200
International Business Machines Corp.	2,750	323,950
TPV Technology Ltd.	491,000	352,291
Wincor Nixdorf AG	5,712	469,493
		1,962,334

Cosmetics & Personal Care — 1.4%
Natura Cosmeticos SA	17,750	211,516
The Procter & Gamble Co.	8,500	597,890
		809,406

Diversified Financial — 4.5%
Citigroup, Inc.	21,620	1,009,005
Freddie Mac	7,200	424,872
The Goldman Sachs Group, Inc.	1,350	292,599
JP Morgan Chase & Co.	9,600	439,872
Morgan Stanley	6,000	378,000
Paragon Group of Cos. PLC	16,375	99,677
		2,644,025

Electric — 2.0%
Entergy Corp.	3,925	425,038

2

PG&E Corp.	6,200	$296,360
Public Service Enterprise Group, Inc.	5,350	470,746
		1,192,144

Electrical Components & Equipment — 1.2%
Leoni AG	7,570	459,254
Zumtobel AG	5,915	223,699
		682,953

Electronics — 1.0%
Ibiden Co. Ltd.	3,400	285,036
Kaga Electronics Co. Ltd.	12,700	195,571
Nice SpA	16,650	127,533
		608,140

Engineering & Construction — 0.7%
Chiyoda Corp.	16,000	285,586
Takuma Co. Ltd.	22,000	125,223
		410,809

Entertainment — 0.6%
William Hill PLC	25,535	333,122

Foods — 0.2%
Premier Foods PLC	26,040	117,812

Health Care - Products — 2.7%
Baxter International, Inc.	12,400	697,872
Covidien Ltd. (b)	8,400	348,600
Hogy Medical Co. Ltd.	3,100	145,285
Johnson & Johnson	3,400	223,380
Topcon Corp.	11,200	198,141
		1,613,278

Health Care - Services — 0.7%
UnitedHealth Group, Inc.	8,600	416,498

Home Builders — 1.3%
Barratt Developments PLC	16,275	246,988
Kaufman & Broad SA	3,994	284,109
Redrow PLC	26,471	216,905
		748,002

Home Furnishing — 0.4%
Advanced Digital Broadcast Holdings SA (b)	4,189	175,851
Nobia AB	8,400	80,190
		256,041

Insurance — 4.9%
American International Group, Inc.	7,200	487,080
Amlin PLC	26,850	179,322
Berkshire Hathaway, Inc. Cl. B (a) (b)	151	596,752
Lincoln National Corp.	6,170	407,035
Metlife, Inc.	6,150	428,839
Milano Assicurazioni SpA	41,295	343,521

3

Swiss Reinsurance (a)	4,730	$418,746
		2,861,295

Iron & Steel — 0.8%
Sumitomo Metal Industries Ltd.	22,000	126,814
Tenaris SA ADR (Argentina) (a)	6,345	333,874
		460,688

Leisure Time — 1.5%
Heiwa Corp.	21,000	245,295
Mars Engineering Corp. (a)	15,900	290,005
Raymarine PLC	27,450	142,062
Sankyo Co. Ltd.	5,300	213,297
		890,659

Machinery - Diversified — 1.1%
Pfeiffer Vacuum Technology AG	2,575	232,026
Rockwell Automation, Inc.	5,810	403,853
		635,879

Manufacturing — 1.8%
Dover Corp.	3,950	201,253
General Electric Co.	19,350	801,090
Tenma Corp.	5,100	87,137
		1,089,480

Media — 1.3%
Corus Entertainment, Inc. Cl. B	5,500	259,358
Informa PLC	14,345	145,571
Viacom, Inc. Cl. B (b)	10,000	389,700
		794,629

Medical Supplies — 0.3%
Nihon Kohden Corp.	8,500	155,140

Metal Fabricate & Hardware — 1.6%
Maruichi Steel Tube Ltd.	7,900	195,894
Vallourec SA	2,518	721,234
		917,128

Metals & Mining — 0.7%
Kloeckner & Co.	5,595	384,863

Mining — 2.9%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	34,470	980,672
Freeport-McMoran Copper & Gold, Inc. (a)	3,131	328,411
Paladin Resources Ltd. (b)	63,146	426,601
		1,735,684

Oil & Gas — 16.6%
Addax Petroleum Corp.	14,220	558,633
Apache Corp.	5,700	513,342
Burren Energy PLC	35,486	602,395
Canadian Natural Resources Ltd.	8,930	675,697
Cat Oil AG (b)	17,180	436,491

4

Chevron Corp.	4,000	$374,320
ConocoPhillips	7,800	684,606
Dragon Oil PLC (b)	84,093	383,187
Exxon Mobil Corp.	12,700	1,175,512
First Calgary Petroleums Ltd. (b)	50,895	246,168
Nabors Industries Ltd. (b)	6,350	195,390
Occidental Petroleum Corp.	13,130	841,370
Petroleo Brasileiro SA Sponsored ADR (Brazil) (a)	8,610	650,055
Suncor Energy, Inc.	5,957	563,464
Talisman Energy, Inc.	17,155	335,507
Total SA Sponsored ADR (France) (a)	4,910	397,857
Tullow Oil PLC	32,484	392,469
Valero Energy Corp.	1,900	127,642
Woodside Petroleum Ltd.	9,728	431,654
XTO Energy, Inc.	3,200	197,888
		9,783,647

Oil & Gas Services — 0.5%
ProSafe SE	15,580	274,502

Packaging & Containers — 0.5%
Gerresheimer AG (b)	5,300	285,499

Pharmaceuticals — 2.2%
Eli Lilly & Co. (a)	6,900	392,817
GlaxoSmithKline PLC	5,267	138,551
NBTY, Inc. (b)	6,300	255,780
OPG Groep NV	4,910	158,980
Pfizer, Inc.	15,150	370,115
		1,316,243

Real Estate — 0.2%
Renta Corp. Real Estate SA	4,292	141,452

Retail — 4.0%
CVS Caremark Corp.	17,600	697,488
Gulliver International Co. Ltd.	1,860	87,340
Macy’s, Inc.	11,400	368,448
McDonald’s Corp.	9,400	512,018
Punch Taverns PLC	20,996	419,714
Tiffany & Co.	4,850	253,898
		2,338,906

Semiconductors — 1.5%
Icos Vision Systems NV (b)	2,828	135,464
LSI Corp. (b)	27,700	205,534
Texas Instruments, Inc. (a)	14,300	523,237
		864,235

Telecommunications — 8.2%
Alltel Corp.	4,300	299,624
AT&T, Inc.	10,500	444,255
Cisco Systems, Inc. (b)	18,750	620,813
Corning, Inc. (a)	17,600	433,840
KT Corp.	6,610	331,833

5

Motorola, Inc.	21,400	$396,542
Option NV (a) (b)	16,885	213,157
Sepura, Ltd. (b)	23,200	82,149
SK Telecom Co. Ltd.	1,414	324,141
Sprint Nextel Corp.	24,200	459,800
Verizon Communications, Inc.	10,700	473,796
Vodafone Group PLC	207,354	744,894
		4,824,844

Transportation — 0.4%
Euronav SA	8,151	254,841

TOTAL COMMON STOCK (Cost $52,460,793)		57,549,758

PREFERRED STOCK — 1.3%
Auto Manufacturers — 1.0%
Porsche AG	280	591,063

Internet — 0.3%
Universo Online SA Preferred Stock (b)	28,540	180,505

TOTAL PREFERRED STOCK (Cost $452,791)		771,568

TOTAL EQUITIES (Cost $52,913,584)		58,321,326

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.5%
Cash Equivalents — 8.8% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$94,374	$94,374
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	47,184	47,184
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	37,747	37,747
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	113,243	113,243
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	28,310	28,310
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	47,184	47,184
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	47,184	47,184
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	188,737	188,737
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	47,184	47,184
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	47,184	47,184
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	75,495	75,495
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	254,796	254,796

6

BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	$56,621	$56,621
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	537,902	537,902
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	188,737	188,737
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	56,621	56,621
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	37,747	37,747
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	56,621	56,621
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	47,024	47,024
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	471,843	471,843
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	141,553	141,553
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	9,437	9,437
Freddie Mac Discount Note
4.515%	10/24/2007	9,405	9,405
Freddie Mac Discount Note
4.527%	11/13/2007	36,739	36,739
Freddie Mac Discount Note
4.557%	10/26/2007	47,012	47,012
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	94,369	94,369
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	660,582	660,582
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	188,737	188,737
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	56,621	56,621
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	47,184	47,184
Reserve Primary Money Market Fund (c)
		94,369	94,369
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	94,369	94,369
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	47,184	47,184
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	47,184	47,184
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	37,747	37,747
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	75,495	75,495
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	188,737	188,737
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	229,682	229,682

7

Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	$94,369	$94,369
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	94,369	94,369
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	94,369	94,369
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	47,184	47,184
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	94,369	94,369
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	94,369	94,369
Wells Fargo Bank
5.450%	10/12/2007	47,184	47,184
			5,154,357

Repurchase Agreements — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		417,766	417,766

TOTAL SHORT-TERM INVESTMENTS (Cost $5,572,123)			5,572,123

TOTAL INVESTMENTS — 108.7% (Cost $58,485,707) (f)			$63,893,449

Other Assets/(Liabilities) — (8.7%)			(5,122,156)

NET ASSETS — 100.0%			$58,771,293

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $417,870. Collateralized by a U.S. Government Agency obligation with a rate of 4.151%, maturity date of 2/01/2035, and an aggregate market value, including accrued interest, of $426,248.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Foreign Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 92.9%
COMMON STOCK — 92.9%
Aerospace & Defense — 2.5%
BAE Systems PLC	468,220	$4,684,920
Empresa Brasileira de Aeronautica SA ADR (Brazil)	55,140	2,421,749
Rolls-Royce Group PLC (a)	94,476	1,000,933
		8,107,602

Apparel — 0.6%
Burberry Group PLC	148,462	1,978,947

Auto Manufacturers — 1.3%
Bayerische Motoren Werke AG	67,981	4,359,489

Automotive & Parts — 2.2%
Compagnie Generale des Etablissements Michelin Cl. B	34,130	4,561,506
GKN PLC	242,496	1,742,232
Valeo SA	20,001	1,106,429
		7,410,167

Banks — 7.9%
Banco Santander SA	104,831	2,017,358
DBS Group Holdings Ltd.	167,653	2,425,218
HSBC Holdings PLC	205,600	3,755,577
Intesa Sanpaolo	429,442	3,295,254
Kookmin Bank Sponsored ADR (Korea)	32,681	2,679,515
Mitsubishi Tokyo Financial Group, Inc.	193	1,745,496
Nordea Bank AB (b)	116,605	2,016,592
Royal Bank of Scotland Group PLC	287,526	3,059,805
Sumitomo Mitsui Financial Group, Inc.	269	2,075,760
UniCredito Italiano SpA	336,751	2,862,627
		25,933,202

Chemicals — 1.6%
BASF AG	11,925	1,636,518
Lonza Group AG Registered	32,250	3,495,860
		5,132,378

Commercial Services — 2.4%
G4S PLC	834,730	3,421,750
Rentokil Initial PLC	362,302	1,227,089
Securitas AB Cl. B	73,842	964,510
Securitas Systems AB Cl. B	73,842	270,283
Vedior NV	89,940	1,967,665
		7,851,297

Computers — 1.3%
Compal Electronics, Inc.	824,520	930,444
Lite-on Technology Corp.	1,022,823	1,593,762
Qimonda AG ADR (Germany) (a) (b)	158,800	1,794,440
		4,318,646

1

Diversified Financial — 3.8%
Aiful Corp. (b)	86,098	$1,339,721
Hana Financial Group, Inc.	38,920	1,829,781
INVESCO PLC	209,926	2,815,466
Mega Financial Holding Co. Ltd.	1,577,000	992,761
Nomura Holdings, Inc.	72,512	1,201,571
Promise Co. Limited (b)	68,150	1,649,092
Shinhan Financial Group Co., Ltd.	39,560	2,555,222
		12,383,614

Electric — 2.8%
E.ON AG	28,360	5,215,329
National Grid PLC	83,533	1,328,155
Suez SA	47,044	2,754,409
		9,297,893

Electrical Components & Equipment — 2.3%
Gamesa Corporacion Tecnologica SA	85,643	3,479,205
Hitachi Ltd.	183,604	1,213,306
Vestas Wind Systems A/S (a)	36,612	2,877,793
		7,570,304

Electronics — 2.8%
Electrocomponents PLC	151,624	783,861
Flextronics International Ltd. (a)	85,990	961,368
Koninklijke Philips Electronics NV	91,150	4,086,370
Mabuchi Motor Co Ltd.	26,653	1,726,626
Venture Corp. Ltd.	159,387	1,768,860
		9,327,085

Food Services — 1.2%
Compass Group PLC	652,012	3,995,817

Foods — 2.7%
Morrison (WM) Supermarkets	268,761	1,538,039
Nestle SA	9,009	4,025,497
Unilever PLC	109,897	3,445,868
		9,009,404

Forest Products & Paper — 2.3%
Norske Skogindustrier ASA	148,439	1,579,588
Stora Enso Oyj Cl. R	154,009	2,961,056
UPM-Kymmene OYJ	128,810	3,095,154
		7,635,798

Gas — 0.4%
Centrica PLC	160,139	1,235,596

Holding Company - Diversified — 0.6%
Hutchison Whampoa Ltd.	189,291	2,025,775

Home Furnishing — 1.2%
Sony Corp.	52,235	2,500,895
Thomson Multimedia SA	101,660	1,538,284
		4,039,179

2

Insurance — 7.7%
ACE Ltd.	52,664	$3,189,858
Aviva PLC	243,660	3,635,802
AXA SA	79,743	3,536,528
ING Groep NV	113,572	5,007,924
Muenchener Rueckversicherungs AG	18,160	3,468,297
Old Mutual PLC	954,366	3,101,817
Sompo Japan Insurance Inc.	92,515	1,051,685
Swiss Reinsurance (b)	26,960	2,386,763
		25,378,674

Internet — 0.7%
Check Point Software Technologies Ltd. (a)	86,039	2,166,462

Iron & Steel — 0.8%
POSCO (b)	15,301	2,735,360

Leisure Time — 0.4%
TUI AG (a) (b)	48,560	1,294,660

Machinery - Diversified — 0.4%
Ebara Corp. (b)	281,000	1,288,144

Manufacturing — 3.5%
FUJIFILM Holdings Corp.	73,526	3,365,057
Olympus Corp.	52,210	2,131,245
Siemens AG	37,656	5,144,636
Smiths Group PLC	47,106	1,021,171
		11,662,109

Media — 5.7%
British Sky Broadcasting Group PLC	297,224	4,190,072
Mediaset SpA	326,852	3,350,342
Pearson PLC	202,544	3,111,412
Reed Elsevier NV	132,421	2,500,883
Vivendi SA	73,070	3,064,232
Yell Group PLC	300,297	2,614,613
		18,831,554

Mining — 0.6%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	74,872	2,130,108

Oil & Gas — 7.6%
BP PLC	417,384	4,788,425
ENI SpA	118,701	4,358,190
Repsol YPF SA	76,421	2,709,488
Royal Dutch Shell PLC	125,754	5,115,482
Sasol, Ltd., Sponsored ADR (South Africa) (b)	81,380	3,498,526
Total SA	59,542	4,790,252
		25,260,363

Oil & Gas Services — 0.3%
Sbm Offshore NV	25,312	988,882

3

Packaging & Containers — 0.7%
Amcor Ltd.	362,922	$2,353,602

Pharmaceuticals — 5.4%
Celesio AG	63,560	3,982,339
GlaxoSmithKline PLC	163,714	4,306,563
Novartis AG	66,470	3,638,889
Sanofi-Aventis	45,218	3,811,615
Sanofi-Aventis	5,590	467,331
Takeda Pharmaceutical Co. Ltd.	24,346	1,701,846
		17,908,583

Real Estate — 1.3%
Cheung Kong Holdings	251,215	4,127,150

Retail — 0.7%
Kingfisher PLC	654,654	2,375,490

Semiconductors — 3.1%
Infineon Technologies AG (a)	195,547	3,344,888
Samsung Electronics Co., Ltd.	7,715	4,841,409
Taiwan Semiconductor Manufacturing Co. Ltd.	1,016,626	1,976,688
		10,162,985

Telecommunications — 13.0%
China Telecom Corp. Ltd.	4,991,643	3,807,103
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan) (b)	100,918	1,864,972
Eutelsat Communications	123,030	3,033,259
France Telecom SA	137,887	4,591,970
Mobile Telesystems OJSC Sponsored ADR (Russia)	37,930	2,628,928
Singapore Telecommunications Ltd.	1,369,000	3,690,072
SK Telecom Co. Ltd. ADR (South Korea) (b)	55,680	1,653,696
Telefonica SA Sponsored ADR (Spain)	78,065	6,540,286
Telefonos de Mexico SA de CV Cl. L Sponsored ADR (Mexico)	62,603	2,057,761
Telekom Austria AG	124,820	3,250,396
Telenor ASA (a)	220,606	4,374,444
Vodafone Group PLC Sponsored ADR (United Kingdom)	147,973	5,371,420
		42,864,307

Transportation — 1.1%
Deutsche Post AG	129,321	3,741,417

TOTAL EQUITIES (Cost $261,587,749)		306,882,043

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.6%
Cash Equivalents — 4.8% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$293,140	$293,140

4

Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	$146,569	$146,569
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	117,255	117,255
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	351,766	351,766
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	87,942	87,942
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	146,569	146,569
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	146,569	146,569
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	586,277	586,277
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	146,569	146,569
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	146,569	146,569
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	234,511	234,511
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	791,474	791,474
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	175,883	175,883
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,670,889	1,670,889
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	586,277	586,277
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	175,883	175,883
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	117,255	117,255
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	175,883	175,883
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	146,071	146,071
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,465,692	1,465,692
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	439,708	439,708
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	29,314	29,314
Freddie Mac Discount Note
4.515%	10/24/2007	29,215	29,215
Freddie Mac Discount Note
4.527%	11/13/2007	114,122	114,122
Freddie Mac Discount Note
4.557%	10/26/2007	146,033	146,033
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	293,138	293,138
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	2,051,969	2,051,969

5

Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	$586,277	$586,277
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	175,883	175,883
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	146,569	146,569
Reserve Primary Money Market Fund (c)
		293,138	293,138
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	293,138	293,138
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	146,569	146,569
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	146,569	146,569
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	117,255	117,255
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	234,511	234,511
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	586,277	586,277
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	713,462	713,462
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	293,138	293,138
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	293,138	293,138
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	293,138	293,138
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	146,569	146,569
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	293,138	293,138
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	293,138	293,138
Wells Fargo Bank
5.450%	10/12/2007	146,569	146,569
			16,011,018

Repurchase Agreements — 6.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)		22,535,227	22,535,227

TOTAL SHORT-TERM INVESTMENTS (Cost $38,546,245)			38,546,245

TOTAL INVESTMENTS — 104.5% (Cost $300,133,994) (g)			$345,428,288

Other Assets/(Liabilities) — (4.5%)			(15,012,956)

NET ASSETS — 100.0%			$330,415,332

6

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(e)          Represents investments of security lending collateral. (Note 2).

(f)            Maturity value of $22,540,861. Collateralized by U.S. Government Agency obligations with rates ranging from 4.683% to 4.829%, maturity dates ranging from 9/01/2035 and 10/01/2035, and an aggregate market value, including accrued interest, of $22,988,018.

(g)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Conservative Allocation Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MML Blue Chip Growth Fund	1,324	$16,059
MML Equity Fund	391	11,030
MML Equity Income Fund	934	10,874
MML Inflation-Protection Bond Fund	2,915	30,175
MML Managed Bond Fund	3,073	37,692
MML Mid Cap Growth Fund	399	4,743
MML Mid Cap Value Fund	276	3,086
MML Small Cap Equity Fund	445	4,616
Oppenheimer Global Securities Fund	168	6,433
Oppenheimer International Fund	2,941	6,470
Oppenheimer Strategic Bond Fund	4,253	23,053
		154,231

TOTAL MUTUAL FUNDS (Cost $150,000)		154,231

TOTAL INVESTMENTS — 100.0% (a)		$154,231

Other Assets/(Liabilities) — 0.0%		(24)

NET ASSETS — 100.0%		$154,207

Notes to Portfolio of Investments

(a)          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Balanced Allocation Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MML Blue Chip Growth Fund	1,192	$14,453
MML Concentrated Growth Fund, Class I	801	9,937
MML Equity Fund	446	12,606
MML Equity Income Fund	1,201	13,980
MML Inflation-Protection Bond Fund	2,915	30,175
MML Managed Bond Fund	1,844	22,615
MML Mid Cap Growth Fund	399	4,743
MML Mid Cap Value Fund	415	4,629
MML Small Cap Equity Fund	445	4,616
Oppenheimer Global Securities Fund	168	6,433
Oppenheimer International Fund	3,676	8,088
Oppenheimer Strategic Bond Fund	4,253	23,053
		155,328

TOTAL MUTUAL FUNDS (Cost $150,000)		155,328

TOTAL INVESTMENTS — 100.0% (a)		$155,328

Other Assets/(Liabilities) — 0.0%		(24)

NET ASSETS — 100.0%		$155,304

Notes to Portfolio of Investments

(a)          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Moderate Allocation Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MML Blue Chip Growth Fund	1,324	$16,059
MML Concentrated Growth Fund, Class I	934	11,593
MML Equity Fund	446	12,606
MML Equity Income Fund	1,335	15,534
MML Inflation-Protection Bond Fund	2,187	22,631
MML Managed Bond Fund	1,844	22,615
MML Mid Cap Growth Fund	399	4,743
MML Mid Cap Value Fund	553	6,171
MML Small Cap Equity Fund	445	4,616
MML Small Cap Growth Fund	264	4,790
Oppenheimer Global Securities Fund	210	8,041
Oppenheimer International Fund	5,147	11,324
Oppenheimer Strategic Bond Fund	2,836	15,369
		156,092

TOTAL MUTUAL FUNDS (Cost $150,000)		156,092

TOTAL INVESTMENTS — 100.0% (a)		$156,092

Other Assets/(Liabilities) — 0.0%		(24)

NET ASSETS — 100.0%		$156,068

Notes to Portfolio of Investments

(a)          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Growth Allocation Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MML Blue Chip Growth Fund	1,721	$20,877
MML Concentrated Growth Fund, Class I	1,201	14,905
MML Equity Fund	558	15,757
MML Equity Income Fund	1,601	18,641
MML Inflation-Protection Bond Fund	1,312	13,579
MML Managed Bond Fund	983	12,061
MML Mid Cap Growth Fund	531	6,324
MML Mid Cap Value Fund	553	6,171
MML Small Cap Equity Fund	594	6,155
MML Small Cap Growth Fund	264	4,790
Oppenheimer Global Securities Fund	252	9,650
Oppenheimer International Fund	7,353	16,176
Oppenheimer Strategic Bond Fund	2,268	12,295
		157,381

TOTAL MUTUAL FUNDS (Cost $150,000)		157,381

TOTAL INVESTMENTS — 100.0% (a)		$157,381

Other Assets/(Liabilities) — 0.0%		(24)

NET ASSETS — 100.0%		$157,357

Notes to Portfolio of Investments

(a)   See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MML Aggressive Allocation Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MML Blue Chip Growth Fund	1,853	$22,483
MML Concentrated Growth Fund, Class I	1,335	16,562
MML Equity Fund	558	15,757
MML Equity Income Fund	1,601	18,641
MML Inflation-Protection Bond Fund	583	6,035
MML Managed Bond Fund	369	4,523
MML Mid Cap Growth Fund	797	9,486
MML Mid Cap Value Fund	691	7,714
MML Small Cap Equity Fund	742	7,693
MML Small Cap Growth Fund	440	7,984
Oppenheimer Global Securities Fund	378	14,474
Oppenheimer International Fund	10,294	22,647
Oppenheimer Strategic Bond Fund	851	4,611
		158,610

TOTAL MUTUAL FUNDS (Cost $150,000)		158,610

TOTAL INVESTMENTS — 100.0% (a)		$158,610

Other Assets/(Liabilities) — 0.0%		(25)

NET ASSETS — 100.0%		$158,585

Notes to Portfolio of Investments

(a)          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

Notes to Financial Statements

1.              The Fund

MML Series Investment Fund (“MML Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. MML Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-four series of MML Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML OTC 100 Fund (“OTC 100 Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MML Emerging Growth Fund (“Emerging Growth Fund”), MML Asset Allocation Fund (“Asset Allocation Fund”), MML Equity Income Fund (“Equity Income Fund”), MML Income & Growth Fund (“Income & Growth Fund”), MML Growth & Income Fund (“Growth & Income Fund”), MML Blue Chip Growth Fund (“Blue Chip Growth Fund”), MML Large Cap Growth Fund (“Large Cap Growth Fund”), MML Concentrated Growth Fund (“Concentrated Growth Fund”), MML Mid Cap Value Fund (“Mid Cap Value Fund”), MML Mid Cap Growth Fund (“Mid Cap Growth Fund”), MML Small Cap Value Fund (“Small Cap Value Fund”), MML Small Cap Index Fund (“Small Cap Index Fund”), MML Global Fund (“Global Fund”), MML Foreign Fund (“Foreign Fund”), MML Conservative Allocation Fund (“Conservative Allocation Fund”), MML Balanced Allocation Fund (“Balanced Allocation Fund”), MML Moderate Allocation Fund (“Moderate Allocation Fund”), MML Growth Allocation Fund (“Growth Allocation Fund”) and MML Aggressive Allocation Fund (“Aggressive Allocation Fund”).

The Asset Allocation Fund, Equity Income Fund, Income & Growth Fund, Growth & Income Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Concentrated Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Global Fund and Foreign Fund commenced operations on May 1, 2006.  The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund commenced operations on August 31, 2007.

MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III.  The Concentrated Growth Fund and Global Fund offer two classes of shares: Class I and Class II.  Each share class invests in the same portfolio of assets.  The principal difference among the classes is the level of service and administration fees borne by the classes.  Because each class will have different fees and expenses, performance and share prices among the classes will vary.  The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value.  Shares of other funds are valued at their net asset value as reported on each business day.  All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of each of the foreign securities held by the MML Trust’s foreign funds.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At September 30, 2007, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Large Cap Value Fund	$15,006,669	$15,480,074
Equity Index Fund	25,150,306	26,012,763
Growth Equity Fund	1,917,230	1,974,384
Small Cap Growth Equity Fund	74,917,514	77,755,594
Asset Allocation Fund	25,585,373	26,439,109

Equity Income Fund	33,947,214	35,201,470
Income & Growth Fund	18,491,336	19,294,220
Growth & Income Fund	31,603,657	32,753,695
Blue Chip Growth Fund	8,371,914	8,592,587
Large Cap Growth Fund	10,809,326	11,082,453
Concentrated Growth Fund	7,401,498	7,779,519
Mid Cap Value Fund	58,067,425	59,954,181
Mid Cap Growth Fund	70,809,508	73,495,608
Small Cap Value Fund	50,976,256	53,313,725
Small Cap Index Fund	16,204,528	16,817,399
Global Fund	5,008,415	5,154,357
Foreign Fund	15,289,665	16,011,018
	$469,557,834	$487,112,156

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

 A summary of open forward foreign currency contracts for the Asset Allocation Fund and Mid Cap Value Fund at September 30, 2007, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Allocation Fund
BUYS
10/17/07	Euro	71,948	$100,000	$102,342	$2,342
10/22/07	Japanese Yen	12,940,800	111,742	112,829	1,087
					$3,429
SELLS
10/17/07	Euro	100,000	$100,000	$142,244	(42,244)
10/22/07	Euro	80,000	111,742	113,918	(2,176)
					$(44,420)
					$(40,991)

Mid Cap Value Fund
SELLS
10/31/07	Euro	2,190,398	$3,097,140	$3,125,092	$(27,952)
10/31/07	Japanese Yen	260,299,200	2,264,121	2,275,489	(11,368)
					$(39,320)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At September 30, 2007, the Funds had no open obligations under these forward commitments.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund, Growth Equity Fund, OTC 100 Fund,  Small Cap Value Fund and Small Cap Index Fund at September 30, 2007, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
33	S&P 500 E-Mini	12/21/2007	$2,537,865	$25,419

Growth Equity Fund
BUYS
9	S&P 500 E-Mini	12/21/2007	$692,145	$3,062

OTC 100 Fund
BUYS
6	Nasdaq 100 E-Mini	12/21/2007	$253,680	$2,260

Small Cap Value
BUYS
78	Russell Mini	12/21/2007	$6,342,960	$(69,487)

Small Cap Index
BUYS
14	Russell Mini	12/21/2007	$1,138,480	$33,841

Foreign Securities

The Foreign Fund invests substantially all of its assets in foreign securities.  The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income Tax Information

At September 30, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Cap Value Fund	$227,855,303	$58,019,284	$(2,456,263)	$55,563,021
Equity Index Fund	332,845,038	136,611,151	(18,743,650)	117,867,501
Growth Equity Fund	20,393,404	1,865,464	(621,129)	1,244,335
OTC 100 Fund	6,982,984	2,999,923	(332,473)	2,667,450
Small Cap Growth Equity Fund	260,681,345	42,115,661	(4,801,876)	37,313,785
Emerging Growth Fund	13,974,822	3,715,899	(154,430)	3,561,469
Asset Allocation Fund	284,249,258	24,553,474	(8,174,829)	16,378,645
Equity Income Fund	359,874,544	39,952,415	(10,082,210)	29,870,205
Income & Growth Fund	168,900,702	24,480,111	(6,978,570)	17,501,541
Growth & Income Fund	311,378,673	37,428,729	(12,077,415)	25,351,314
Blue Chip Growth Fund	59,598,877	11,828,787	(829,957)	10,998,830
Large Cap Growth Fund	78,747,702	12,649,291	(1,545,009)	11,104,282
Concentrated Growth Fund	82,336,404	18,269,868	(2,954,646)	15,315,222
Mid Cap Value Fund	464,007,080	9,983,538	(14,203,813)	(4,220,275)
Mid Cap Growth Fund	335,080,378	51,440,653	(13,873,418)	37,567,235
Small Cap Value Fund	288,123,104	9,441,576	(22,629,397)	(13,187,821)
Small Cap Index Fund	79,396,476	9,302,596	(7,041,539)	2,261,057
Global Fund	58,485,707	8,374,752	(2,967,010)	5,407,742
Foreign Fund	300,133,994	55,706,245	(10,411,951)	45,294,294
Conservative Allocation Fund	150,000	4,231	—	4,231
Balanced Allocation Fund	150,000	5,328	—	5,328
Moderate Allocation Fund	150,000	6,092	—	6,092
Growth Allocation Fund	150,000	7,381	—	7,381
Aggressive Allocation Fund	150,000	8,610	—	8,610

4.     Investment in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended September 30, 2007, is as follows:

	Number of shares held beginning of period	Purchases	Sales	Number of shares held end of period	Value, end of period	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund	—	1,324	—	1,324	$16,059	$—	$—
MML Equity Fund	—	391	—	391	11,030	—	—
MML Equity Income Fund	—	934	—	934	10,874	—	—
MML Inflation-Protected Bond Fund	—	2,915	—	2,915	30,175	—	—
MML Managed Bond Fund	—	3,073	—	3,073	37,692	—	—
MML Mid Cap Growth Fund	—	399	—	399	4,743	—	—
MML Mid Cap Value Fund	—	276	—	276	3,086	—	—
MML Small Cap Equity Fund	—	445	—	445	4,616	—	—
Oppenheimer Global Securities Fund	—	168	—	168	6,433	—	—
Oppenheimer International Fund	—	2,941	—	2,941	6,470	—	—
Oppenheimer Strategic Bond Fund	—	4,253	—	4,253	23,053	—	—
Totals					$154,231	$—	$—

	Number of shares held beginning of period	Purchases	Sales	Number of shares held end of period	Value, end of period	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MML Blue Chip Growth Fund	—	1,192	—	1,192	$14,453	$—	$—
MML Concentrated Growth Fund, Class I	—	801	—	801	9,937	—	—
MML Equity Fund	—	446	—	446	12,606	—	—
MML Equity Income Fund	—	1,201	—	1,201	13,980	—	—
MML Inflation-Protected Bond Fund	—	2,915	—	2,915	30,175	—	—
MML Managed Bond Fund	—	1,844	—	1,844	22,615	—	—
MML Mid Cap Growth Fund	—	399	—	399	4,743	—	—
MML Mid Cap Value Fund	—	415	—	415	4,629	—	—
MML Small Cap Equity Fund	—	445	—	445	4,616	—	—
Oppenheimer Global Securities Fund	—	168	—	168	6,433	—	—
Oppenheimer International Fund	—	3,676	—	3,676	8,088	—	—
Oppenheimer Strategic Bond Fund	—	4,253	—	4,253	23,053	—	—
Totals					$155,328	$—	$—

	Number of shares held beginning of period	Purchases	Sales	Number of shares held end of period	Value, end of period	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund
MML Blue Chip Growth Fund	—	1,324	—	1,324	$16,059	$—	$—
MML Concentrated Growth Fund, Class I	—	934	—	934	11,593	—	—
MML Equity Fund	—	446	—	446	12,606	—	—
MML Equity Income Fund	—	1,335	—	1,335	15,534	—	—
MML Inflation-Protected Bond Fund	—	2,187	—	2,187	22,631	—	—
MML Managed Bond Fund	—	1,844	—	1,844	22,615	—	—
MML Mid Cap Growth Fund	—	399	—	399	4,743	—	—
MML Mid Cap Value Fund	—	553	—	553	6,171	—	—
MML Small Cap Equity Fund	—	445	—	445	4,616	—	—
MML Small Cap Growth Equity Fund	—	264	—	264	4,790	—	—
Oppenheimer Global Securities Fund	—	210	—	210	8,041	—	—
Oppenheimer International Fund	—	5,147	—	5,147	11,324	—	—
Oppenheimer Strategic Bond Fund	—	2,836	—	2,836	15,369	—	—
Totals					$156,092	$—	$—

	Number of shares held beginning of period	Purchases	Sales	Number of shares held end of period	Value, end of period	Dividend Income	Realized Gains Distributions
Growth Allocation Fund
MML Blue Chip Growth Fund	—	1,721	—	1,721	$20,877	$—	$—
MML Concentrated Growth Fund, Class I	—	1,201	—	1,201	14,905	—	—
MML Equity Fund	—	558	—	558	15,757	—	—
MML Equity Income Fund	—	1,601	—	1,601	18,641	—	—
MML Inflation-Protected Bond Fund	—	1,312	—	1,312	13,579	—	—
MML Managed Bond Fund	—	983	—	983	12,061	—	—
MML Mid Cap Growth Fund	—	531	—	531	6,324	—	—
MML Mid Cap Value Fund	—	553	—	553	6,171	—	—
MML Small Cap Equity Fund	—	594	—	594	6,155	—	—
MML Small Cap Growth Equity Fund	—	264	—	264	4,790	—	—
Oppenheimer Global Securities Fund	—	252	—	252	9,650	—	—
Oppenheimer International Fund	—	7,353	—	7,353	16,176	—	—
Oppenheimer Strategic Bond Fund	—	2,268	—	2,268	12,295	—	—
Totals					$157,381	$—	$—

	Number of shares held beginning of period	Purchases	Sales	Number of shares held end of period	Value, end of period	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MML Blue Chip Growth Fund	—	1,853	—	1,853	$22,483	$—	$—
MML Concentrated Growth Fund, Class I	—	1,335	—	1,335	16,562	—	—
MML Equity Fund	—	558	—	558	15,757	—	—
MML Equity Income Fund	—	1,601	—	1,601	18,641	—	—
MML Inflation-Protected Bond Fund	—	583	—	583	6,035	—	—
MML Managed Bond Fund	—	369	—	369	4,523	—	—
MML Mid Cap Growth Fund	—	797	—	797	9,486	—	—
MML Mid Cap Value Fund	—	691	—	691	7,714	—	—
MML Small Cap Equity Fund	—	742	—	742	7,693	—	—
MML Small Cap Growth Equity Fund	—	440	—	440	7,984	—	—
Oppenheimer Global Securities Fund	—	378	—	378	14,474	—	—
Oppenheimer International Fund	—	10,294	—	10,294	22,647	—	—
Oppenheimer Strategic Bond Fund	—	851	—	851	4,611	—	—
Totals					$158,610	$—	$—

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/27/07

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/27/07